Document And Entity Information	12 Months Ended
Dec. 31, 2012
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	RGP
Entity Registrant Name	Regency Energy Partners LP
Entity Central Index Key	0001338613
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer

Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents	$ 53	$ 1
Trade accounts receivable, net of allowance of $1 and $1	115	44
Accrued revenues	107	68
Related party receivables	8	45
Derivative assets	4	4
Other current assets	53	25
Total current assets	340	187
Property, Plant and Equipment:
Gathering and transmission systems	1,308	699
Compression equipment	1,326	847
Gas plants and buildings	568	195
Other property, plant and equipment	377	148
Construction-in-progress	507	192
Total property, plant and equipment	4,086	2,081
Less accumulated depreciation	(400)	(195)
Property, plant and equipment, net	3,686	1,886
Other Assets:
Investment in unconsolidated affiliates	2,214	1,925
Long-term derivative assets	1	0
Other, net of accumulated amortization of debt issuance costs of $17 and $10	42	39
Total other assets	2,257	1,964
Intangible Assets and Goodwill:
Intangible assets, net of accumulated amortization of $74 and $45	712	741
Goodwill	1,128	790
Total intangible assets and goodwill	1,840	1,531
TOTAL ASSETS	8,123	5,568
Current Liabilities:
Drafts payable	10	3
Trade accounts payable	122	73
Accrued cost of gas and liquids	133	85
Related party payables	95	13
Deferred revenues	17	16
Derivative liabilities	6	11
Other current liabilities	106	33
Total current liabilities	489	234
Long-term derivative liabilities	25	39
Other long-term liabilities	39	6
Long-term debt, net	2,157	1,687
Commitments and contingencies
Series A Preferred Units, redemption amount of $85 and $85	73	71
Partners’ Capital and Noncontrolling Interest:
Common units (174,574,175 and 161,233,046 units authorized; 170,951,457 and 157,437,608 units issued and outstanding at December 31, 2012 and 2011)	3,207	3,173
General partner interest	326	330
Predecessor Equity	1,733	0
Accumulated other comprehensive loss	(3)	(5)
Total partners’ capital	5,263	3,498
Noncontrolling interest	77	33
Total partners’ capital and noncontrolling interest	5,340	3,531
TOTAL LIABILITIES AND PARTNERS’ CAPITAL AND NONCONTROLLING INTEREST	$ 8,123	$ 5,568

Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Trade accounts receivable, allowance	$ 1	$ 1
Other, accumulated amortization of debt issuance costs	17	10
Intangible assets, accumulated amortization	74	45
Series A convertible redeemable preferred units, redemption amount	$ 85	$ 85
Common units, authorized	174,574,175	161,233,046
Common units, issued	170,951,457	157,437,608
Common units, outstanding	170,951,457	157,437,608

Consolidated Statements of Operations (USD $) In Millions, except Share data, unless otherwise specified	7 Months Ended	12 Months Ended			5 Months Ended
	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor		Dec. 31, 2011 Successor	May 25, 2010 Predecessor
REVENUES
Gas sales, including related party amounts of $42, $23, $3, and $—	$ 291	$ 508		$ 456	$ 228
NGL sales, including related party amounts of $28, $365, $137, and $—	238	991		603	153
Gathering, transportation and other fees, including related party amounts of $29, $24, $14, and $12	179	401		351	115
Net realized and unrealized gain (loss) from derivatives	(8)	23		(19)	(1)
Other, including related party amounts of $1, $10, $3, and $—	16	77		43	10
Total revenues	716	2,000		1,434	505
OPERATING COSTS AND EXPENSES
Cost of sales, including related party amounts of $35, $22, $13, and $7	504	1,387		1,013	358
Operation and maintenance	78	228		147	48
General and administrative, including related party amounts of $15, $17, $6, and $—	44	100		67	37
Loss (gain) on asset sales, net	0	(3)		2	0
Depreciation and amortization	76	252		169	42
Total operating costs and expenses	702	1,970		1,394	485
OPERATING INCOME	14	30		40	20
Income from unconsolidated affiliates	54	105		120	16
Interest expense, net	(48)	(122)		(103)	(35)
Loss on debt refinancing, net	(16)	(8)		0	(2)
Other income and deductions, net	(8)	29	[1]	17	(4)
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	(4)	34		74	(5)
Income tax expense	1	0		0	0
INCOME (LOSS) FROM CONTINUING OPERATIONS	(5)	34		74	(5)
DISCONTINUED OPERATIONS
Net loss from operations of east Texas assets	(1)	0		0	0
NET INCOME (LOSS)	(6)	34		74	(5)
Net income attributable to noncontrolling interest	0	(2)		(2)	0
NET INCOME (LOSS) ATTRIBUTABLE TO REGENCY ENERGY PARTNERS LP	(6)	32		72	(5)
Amounts attributable to Series A Preferred Units	5	10		8	3
General partner’s interest, including IDRs	3	9		7	1
Pre-acquisition income from SUGS allocated to predecessor equity	0	(14)		0	0
Limited partners’ interest in net income (loss)	(14)	27		57	(9)
Basic and diluted income (loss) from continuing operations per unit:
Amount allocated to common units	(12)	27		57	(9)
Weighted average number of common units outstanding	130,619,554	167,492,735		145,490,869	92,788,319
Basic income (loss) from continuing operations per common unit	(0.09)	0.16		0.39	(0.1)
Diluted income (loss) from continuing operations per common unit	(0.09)	0.13		0.32	(0.1)
Distributions per unit	$ 0.89	$ 1.84		$ 1.81	$ 0.89
Basic and diluted loss on discontinued operations per unit	$ (0.01)	$ 0		$ 0	$ 0
Basic and diluted net income (loss) per unit:
Amount allocated to common units	$ (14)	$ 27		$ 57	$ (9)
Basic net income (loss) per common unit	(0.1)	0.16		0.39	(0.1)
Diluted net income (loss) per common unit	(0.1)	0.13		0.32	(0.1)

[1]	Other income and deductions, net for the year ended December 31, 2012, included a one-time producer payment of $16 million related to an assignment of certain contracts.

Consolidated Statements of Operations (Parenthetical) (USD $) In Millions, unless otherwise specified	7 Months Ended	12 Months Ended		5 Months Ended
	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor	May 25, 2010 Predecessor
Gas sales, related party amounts	$ 3	$ 42	$ 23	$ 0
NGL sales, related party amounts	137	28	365	0
Gathering, transportation and other fees, related party amounts	14	29	24	12
Other revenues, related party amounts	3	1	10	0
Cost of sales, related party amounts	13	35	22	7
General and administrative, related party amounts	$ 6	$ 15	$ 17	$ 0

Consolidated Statements of Comprehensive Income (Loss) (USD $) In Millions, unless otherwise specified	7 Months Ended	12 Months Ended		5 Months Ended	12 Months Ended
	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor	May 25, 2010 Predecessor	Dec. 31, 2012 Combined [Member] Successor
Net income (loss)	$ (6)	$ 34	$ 74	$ (5)
Net cash flow hedge amounts reclassified to earnings	0	5	19	2	6
Change in fair value of cash flow hedges	(11)		(13)	18	(4)
Total other comprehensive income (loss)	(11)	2	6	20
Comprehensive income (loss)	(17)	36	80	15
Comprehensive income (loss) attributable to noncontrolling interest	0	2	2	0
Comprehensive income (loss) attributable to Regency Energy Partners LP	$ (17)	$ 34	$ 78	$ 15

Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	7 Months Ended	12 Months Ended		5 Months Ended
	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor	May 25, 2010 Predecessor
OPERATING ACTIVITIES
Net income (loss)	$ (6)	$ 34	$ 74	$ (5)
Adjustments to reconcile net income (loss) to net cash flows provided by operating activities:
Depreciation and amortization, including debt issuance cost amortization and bond premium amortization	79	260	175	49
Write-off of debt issuance costs and bond premium	(1)	(1)	0	2
Income from unconsolidated affiliates	(54)	(105)	(120)	(16)
Derivative valuation changes	33	(12)	(21)	12
Loss (gain) on asset sales, net	0	3	(2)	0
Unit-based compensation expenses	2	5	3	12
Cash flow changes in current assets and liabilities:
Trade accounts receivable, accrued revenues and related party receivables	0	0	(8)	(11)
Other current assets and other current liabilities	(13)	10	11	25
Trade accounts payable, accrued cost of gas and liquids, related party payables and deferred revenues	(15)	18	23	9
Distributions received from unconsolidated affiliates	57	121	119	12
Cash flow changes in other assets and liabilities	(2)	(9)	0	0
Net cash flows provided by operating activities	80	324	254	89
INVESTING ACTIVITIES
Capital expenditures	(159)	(560)	(406)	(64)
Capital contributions to unconsolidated affiliates	(86)	(356)	(53)	(20)
Distributions in excess of earnings of unconsolidated affiliates	59	83	74	0
Acquisition of investment in unconsolidated affiliates, net of cash received	5	0	(594)	(75)
Acquisitions, net of cash of $-, $-, $2, and $-	(192)	0	0	0
Proceeds from asset sales	76	26	24	11
Net cash flows used in investing activities	(297)	(807)	(955)	(148)
FINANCING ACTIVITIES
Net (repayments) borrowings under revolving credit facility	(334)	(140)	47	199
Proceeds from issuance of senior notes	600	700	500	0
Redemption of senior notes	(358)	(88)	0	0
Debt issuance costs	(11)	(15)	(10)	(16)
Partner contributions	28	0	0	0
Partner distributions	(119)	(322)	(274)	(86)
Acquisition of assets between entities under common control in excess of historical cost	0	0	0	(17)
Contributions (distributions) from/to noncontrolling interest	0	42	0	(1)
Distributions to noncontrolling interest		(42)
Contributions from Southern Union	0	51	0	0
Drafts payable	0	4	2	0
Issuance of common units under LTIP, net of forfeitures and tax withholding	1	(1)	0	(5)
Common unit offerings, net of issuance costs	400	312	436	0
Distributions to Series A Preferred Units	(4)	(8)	(8)	(2)
Net cash flows provided by financing activities	203	535	693	72
Net change in cash and cash equivalents	(14)	52	(8)	13
Cash and cash equivalents at beginning of period	23	1	9	10
Cash and cash equivalents at end of period	9	53	1	23
Supplemental cash flow information:
Non-cash capital expenditures and capital contributions to unconsolidated affiliates	20	159	24	18
Issuance of common units for investment in unconsolidated affiliate	584	0	0	0
Deemed contribution from acquisition of assets between entities under common control	9	0	0	0
Release of escrow payable from restricted cash	1	0	0	1
Interest paid, net of amounts capitalized	58	112	83	5
Income taxes paid	$ 1	$ 0	$ 2	$ 0

Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Millions, unless otherwise specified	7 Months Ended	12 Months Ended		5 Months Ended
	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor	May 25, 2010 Predecessor
Cash received, due to acquisition	$ 2	$ 0	$ 0	$ 0

Consolidated Statements of Partners' Capital and Noncontrolling Interest (Predecessor) (USD $) In Millions, except Share data	Total	Predecessor USD ($)	Predecessor Common Units	Predecessor Common Unitholders USD ($)	Predecessor General Partner Interest USD ($)	Predecessor Accumulated Other Comprehensive Income (Loss) USD ($)	Predecessor Noncontrolling Interest USD ($)
Balance at Dec. 31, 2009		$ 1,243		$ 1,212	$ 19	$ (2)	$ 14
Balance - (in Units) at Dec. 31, 2009			93,188,353
Issuance of common units under LTIP, net of forfeitures and tax withholding - units			152,075
Issuance of common units under LTIP, net of forfeitures and tax withholding		(5)		(5)
Unit-based compensation expenses		12		12
Accrued distributions to phantom units		(1)		(1)
Acquisition of assets between entities under common control in excess of historical costs		(17)			(17)
Partner distributions		(86)		(83)	(3)
Distributions to noncontrolling interest		1					(1)
Net income (loss)		(5)		(6)	1
Distributions to Series A Preferred Units		(2)		(2)
Net cash flow hedge amounts reclassified to earnings		2				2
Net change in fair value of cash flow hedges		19				19
Balance at May. 25, 2010		$ 1,159		$ 1,127	$ 0	$ 19	$ 13
Balance - (in Units) at May. 25, 2010			93,340,428

Consolidated Statements of Partners' Capital and Noncontrolling Interest (Successor) (USD $) In Millions, except Share data	Total USD ($)	Successor USD ($)	Successor Common Units	Successor Common Unitholders USD ($)	Successor General Partner Interest USD ($)	Successor Predecessor Equity [Member] USD ($)	Successor Accumulated Other Comprehensive Income (Loss) USD ($)	Successor Noncontrolling Interest USD ($)
Balance at May. 25, 2010		$ 2,410		$ 2,074	$ 305		$ 0	$ 31
Balance - (in Units) at May. 25, 2010			93,340,428
Private common unit offering, units			26,266,791
Private common unit offerings, net of costs		584		584
Public common units offerings, units			17,537,500
Public common unit offerings, net of costs		400		400
Common unit offerings, net of costs		400
Issuance of common units under LTIP, net of forfeitures and tax withholding - units			42,417
Issuance of common units under LTIP, net of forfeitures and tax withholding		(1)		(1)
Partners capital common unit options exercise, units			94,200
Proceeds from exercise of common unit options		2		2
Unit-based compensation expenses		2		2
Acquisition of assets between entities under common control below historical costs		9			9
Partner contributions		28		7	21
Partner distributions		(119)		114	5
Contributions from noncontrolling interest		0
Net income (loss)		(6)		9	(3)			0
Distributions to Series A Preferred Units		(4)		(4)	0
Net cash flow hedge amounts reclassified to earnings		0
Net change in fair value of cash flow hedges		(11)					(11)
Balance at Dec. 31, 2010		3,294		2,941	333		(11)	31
Balance - (in Units) at Dec. 31, 2010			137,281,336
Partners' Capital Account, Units, Sale of Units			20,000,001
Common unit offerings, net of costs		436		436
Issuance of common units under LTIP, net of forfeitures and tax withholding - units			156,271
Issuance of common units under LTIP, net of forfeitures and tax withholding		0		0
Unit-based compensation expenses		3		3
Partner contributions		0
Partner distributions		(274)		264	10
Contributions from noncontrolling interest		0
Net income (loss)		74		65	7			2
Distributions to Series A Preferred Units		(8)		(8)
Net cash flow hedge amounts reclassified to earnings		19					19
Net change in fair value of cash flow hedges		(13)					(13)
Predecessor Equity	0
Balance at Dec. 31, 2011	3,531	3,531		3,173	330		(5)	33
Balance - (in Units) at Dec. 31, 2011			157,437,608
Partners' Capital Account, Units, Sale of Units			13,341,129
Common unit offerings, net of costs		312		312
Issuance of common units under LTIP, net of forfeitures and tax withholding - units			172,720
Issuance of common units under LTIP, net of forfeitures and tax withholding		(1)		(1)
Common Units Issued Inconnection With Equity Distribution Agreement				15
Unit-based compensation expenses		5		5
Partner contributions		0
Partner distributions		(322)		(309)	(13)
Contributions from noncontrolling interest		42
Net income (loss)	34	34		37	9	(14)		2
Contributions from noncontrolling interest		42						42
Distributions to Series A Preferred Units		(8)		8
Accretion of Series A Preferred Units		(2)		2
Net cash flow hedge amounts reclassified to earnings		5					5
Predecessor Equity	1,733
Contribution of Net Investment to Unitholders		1,744				1,747	(3)
Balance at Dec. 31, 2012	5,340	5,340		3,207	326		(3)	77
Balance - (in Units) at Dec. 31, 2012			170,951,457
Common Units Issued Inconnection With Equity Distribution Agreement				$ 128
Balance at Jun. 30, 2013

Organization and Basis of Presentation	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure
Organization and Basis of Presentation
Organization. The consolidated financial statements presented herein contain the results of Regency Energy Partners LP and its subsidiaries (the “Partnership”), a Delaware limited partnership. The Partnership was formed on September 8, 2005, and completed its IPO on February 3, 2006. The Partnership and its subsidiaries are engaged in the business of gathering and processing, compression, treating and transportation of natural gas and the transportation, fractionation and storage of NGLs. Regency GP LP is the Partnership’s general partner and Regency GP LLC (collectively the “General Partner”) is the managing general partner of the Partnership and the general partner of Regency GP LP. SUGS was consolidated in the Partnership beginning March 26, 2012.
In May 2010, GP Seller completed the sale of all of the outstanding membership interests of the General Partner pursuant to a Purchase Agreement (the “Purchase Agreement”) among itself, ETE and ETE GP (the “ETE Acquisition”). Prior to the closing of the Purchase Agreement, GP Seller, an affiliate of GE EFS, owned all of the outstanding limited partner interests in the General Partner and all of the member interests in the general partner of the General Partner and, as a result of that position, controlled the Partnership. As a result of this transaction, the outstanding voting interests of the General Partner and control of the Partnership were transferred from GE EFS to ETE.
In connection with this change in control, the Partnership’s assets and liabilities were adjusted to fair value on the closing date (May 26, 2010) by application of “push-down” accounting (the “Push-down Adjustments”).
The Partnership applied the guidance in FASB ASC 820, Fair Value Measurements and Disclosures (“FASB ASC 820”), in determining the fair value of partners’ capital, which is comprised of the following items:

May 26, 2010
Fair value of limited partners’ interest, based on the number of outstanding Partnership common units and the trading price on May 26, 2010	$2,074
Fair value of consideration paid for general partner interest	305
Noncontrolling interest	31
$2,410

The Partnership then developed the fair value of its assets and liabilities, with the assistance of third-party valuation experts, using the guidance in FASB ASC 820.

May 26, 2010
Working capital	$(3)
Gathering and transmission systems	471
Compression equipment	746
Gas plants and buildings	117
Other property, plant and equipment	100
Construction-in-progress	114
Other long-term assets	38
Investment in unconsolidated affiliate	739
Intangible assets	666
Goodwill	790
$3,778
Less:
Series A Preferred Units	71
Fair value of long-term debt	1,240
Other long-term liabilities	57
Total fair value of partners’ capital	$2,410

Due to the Push-down Adjustments, the Partnership’s consolidated financial statements and certain footnote disclosures are presented in two distinct periods to indicate the application of two different bases of accounting between the periods presented: (1) the period prior to the acquisition date (May 26, 2010), identified as “Predecessor” and (2) the period from May 26, 2010 forward, identified as “Successor.”
SUGS Acquisition. In April 2013, the Partnership and Regency Western acquired SUGS from Southern Union, a wholly owned subsidiary of Holdco, for $1.5 billion (the “SUGS Acquisition”). The Partnership financed the acquisition by issuing to Southern Union 31,372,419 of common units and 6,274,483 recently created Class F common units. The Class F common units are not entitled to participate in the Partnership’s distributions for twenty-four months post-transaction closing. The remaining $600 million, less $107 million of closing adjustments, was paid in cash. In addition, ETE has agreed to forgo IDR payments on the Partnership common units issued with this transaction for the twenty-four months post-transaction closing and to suspend the $10 million annual management fee paid by the Partnership for two years post-transaction close.
The common units and Class F common units related to the SUGS Acquisition were issued in a private placement conducted in accordance with the exemption from registration requirements of the Securities Act of 1933, as amended under Section 4(2) thereof. The Class F common units will convert into common units on a one-for-one basis in May 2015.
The cash portion of the SUGS Acquisition was funded from the proceeds of senior notes issued by the Partnership on April 30, 2013 in a private placement. PEPL Holdings provided a guarantee of collection with respect to the payment of the principal amounts of the senior notes issued by the Partnership.
The Partnership accounted for the acquisition in a manner similar to the pooling of interest method of accounting, as it was a transaction between commonly controlled entities. Under this method of accounting, the Partnership reflected historical balance sheet data for the Partnership and SUGS instead of reflecting the fair market value of SUGS assets and liabilities. The Partnership retrospectively adjusted its financial statements to include the balances and operations of SUGS from March 26, 2012 (the date upon which common control began).
The assets acquired and liabilities assumed in the SUGS Acquisition were as follows:

April 30, 2013
Current assets	$113
Property, plant and equipment, net	1,608
Goodwill	337
Other non-current assets	1
Total assets acquired	$2,059
Less:
Current liabilities	(93)
Non-current liabilities	(36)
Net assets acquired	$1,930

The following table presents the revenues and net income for the previously separate entities and combined amounts presented herein:

Year Ended December 31, 2012
Revenues:
Partnership	$1,339
SUGS (1)	661
Combined	$2,000

Net income (loss):
Partnership	$48
SUGS (1)	(14)
Combined	$34

(1)	The amounts attributable to SUGS are from the period from March 26, 2012 to December 31, 2012, the period that SUGS and Regency were under common control.
Basis of presentation. The consolidated financial statements of the Partnership have been prepared in accordance with GAAP and include the accounts of all controlled subsidiaries after the elimination of all intercompany accounts and transactions. Certain prior year numbers have been conformed to the current year presentation.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies
Use of Estimates. These consolidated financial statements have been prepared in conformity with GAAP, which includes the use of estimates and assumptions by management that affect the reported amounts of assets, liabilities, revenues, expenses and disclosure of contingent assets and liabilities that exist at the date of the financial statements. Although these estimates are based on management’s available knowledge of current and expected future events, actual results could be different from those estimates.
Common Control Transactions. Entities and assets acquired from ETE and its affiliates are accounted for as common control transactions whereby the net assets acquired are combined with ours at their historical amounts. If any cash consideration transferred in such a transaction exceeds the carrying value of the net assets acquired, the excess is treated as a capital transaction with our general partner, similar to a dividend. If the carrying value of the net assets acquired exceeds any cash consideration transferred and limited partner units are also issued as consideration, then the limited partner units are recorded at an amount equal to the excess of the carrying value of the net assets acquired over any cash consideration transferred. To the extent that such transactions require prior periods to be recast, historical net equity amounts prior to the transaction date are reflected in predecessor equity.
Cash and Cash Equivalents. Cash and cash equivalents include temporary cash investments with original maturities of three months or less.
Equity Method Investments. The equity method of accounting is used to account for the Partnership’s interest in investments of greater than 20% voting interest or where the Partnership exerts significant influence over an investee but lacks control over the investee.
Other Current Assets and Other Current Liabilities. As of December 31, 2012 and 2011, other current assets included spare parts inventories in the Partnership’s Contract Services segment of $27 million and $21 million, respectively, and other current liabilities included accrued interest of $30 million and $27 million, respectively.
Property, Plant and Equipment. Property, plant and equipment is recorded at historical cost of construction or, upon acquisition, the fair value of the assets acquired. Gains or losses on sales or retirements of assets are included in operating income unless the disposition is treated as discontinued operations. Natural gas and NGLs used to maintain pipeline minimum pressures is capitalized and classified as property, plant and equipment. Financing costs associated with the construction of larger assets requiring ongoing efforts over a period of time are capitalized. For the years ended December 31, 2012 and December 31, 2011 and the periods from May 26, 2010 to December 31, 2010 and January 1, 2010 to May 25, 2010, the Partnership capitalized interest of $1 million, $1 million, $1 million and $1 million, respectively. The costs of maintenance and repairs, which are not significant improvements, are expensed when incurred. Expenditures to extend the useful lives of the assets are capitalized.
Legal obligations associated with the retirement of long-lived assets are recorded at fair value at the time the obligations are incurred, if a reasonable estimate of fair value can be made. Present value techniques are used which reflect assumptions such as removal and remediation costs, inflation, and profit margins that third parties would demand to settle the amount of the future obligation. The Partnership does not include a market risk premium for unforeseeable circumstances in its fair value estimates because such a premium cannot be reliably estimated. Upon initial recognition of the liability, costs are capitalized as a part of the long-lived asset and allocated to expense over the useful life of the related asset. The liability is accreted to its present value each period with accretion being recorded to operating expense with a corresponding increase in the carrying amount of the liability. The ARO assets and liabilities as of December 31, 2012 were $5 million.
Depreciation expense related to property, plant and equipment was $219 million, $138 million, $60 million and $37 million for the years ended December 31, 2012 and December 31, 2011 and the periods from May 26, 2010 to December 31, 2010 and January 1, 2010 to May 25, 2010, respectively. In March 2012, the Partnership recorded a $7 million “out-of-period” adjustment to depreciation expense to correct the estimated useful lives of certain assets to comply with its policy. The adjustment to depreciation expense related to the year ended December 31, 2011 and the period from May 26, 2010 to December 31, 2010 was $4 million and $3 million, respectively. Depreciation of property, plant and equipment is recorded on a straight-line basis over the following estimated useful lives:

Functional Class of Property	Useful Lives (Years)
Gathering and Transmission Systems	10 - 50
Compression Equipment	2 - 30
Gas Plants and Buildings	5 - 35
Other property, plant and equipment	3 - 15

Intangible Assets. As of December 31, 2012, intangible assets consisted of trade names and customer relations, and are amortized on a straight line basis over their estimated useful lives, which is the period over which the assets are expected to contribute directly or indirectly to the Partnership’s future cash flows. The estimated useful lives range from 20 to 30 years.
The Partnership assesses long-lived assets, including property, plant and equipment and intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability is assessed by comparing the carrying amount of an asset to undiscounted future net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured as the amount by which the carrying amounts exceed the fair value of the assets. The Partnership did not record any impairment in 2012, 2011 or 2010.
Goodwill. Goodwill represents the excess of the purchase price over the fair value of identifiable net assets acquired in a business combination. Goodwill is not amortized, but is tested for impairment annually based on the carrying values as of November 30 or December 31, or more frequently if impairment indicators arise that suggest the carrying value of goodwill may not be recovered. The Partnership has the option to first assess qualitative factors to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying amount as a basis for determining whether further impairment testing is necessary. Impairment is indicated when the carrying amount of a reporting unit exceeds its fair value. To estimate the fair value of the reporting units, the Partnership makes estimates and judgments about future cash flows, as well as revenues, cost of sales, operating expenses, capital expenditures and net working capital based on assumptions that are consistent with the Partnership’s most recent forecast. At the time it is determined that an impairment has occurred, the carrying value of the goodwill is written down to its fair value. The Partnership did not record any impairment in 2012, 2011 or 2010.
Other Assets, net. Other assets, net primarily consists of debt issuance costs, which are capitalized and amortized to interest expense, net over the life of the related debt.
Gas Imbalances. Quantities of natural gas or NGLs over-delivered or under-delivered related to imbalance agreements are recorded monthly as other current assets or other current liabilities using then current market prices or the weighted average prices of natural gas or NGLs at the plant or system pursuant to imbalance agreements for which settlement prices are not contractually established. Within certain volumetric limits determined at the sole discretion of the creditor, these imbalances are generally settled by deliveries of natural gas. Imbalance receivables and payables as of December 31, 2012 and 2011 were immaterial.
Revenue Recognition. The Partnership earns revenue from (i) domestic sales of natural gas, NGLs and condensate, (ii) natural gas gathering, processing and transportation, (iii) contract compression services, and (iv) contract treating services. Revenue associated with sales of natural gas, NGLs and condensate are recognized when title passes to the customer, which is when the risk of ownership passes to the purchaser and physical delivery occurs. Revenue associated with transportation and processing fees are recognized when the service is provided. For contract compression and contract treating services, revenue is recognized when the service is performed. For gathering and processing services, the Partnership receives either fees or commodities from natural gas producers depending on the type of contract. Commodities received are in turn sold and recognized as revenue in accordance with the criteria outlined above. Under the percentage-of-proceeds contract type, the Partnership is paid for its services by keeping a percentage of the NGLs produced and a percentage of the residue gas resulting from processing the natural gas. Under the percentage-of-index contract type, the Partnership earns revenue by purchasing wellhead natural gas at a percentage of the index price and selling processed natural gas and NGLs at a price approximating the index price to third parties. The Partnership generally reports revenue gross in the consolidated statements of operations when it acts as the principal, takes title to the product, and incurs the risks and rewards of ownership. Revenue for fee-based arrangements is presented net, because the Partnership takes the role of an agent for the producers. Allowance for doubtful accounts is determined based on historical write-off experience and specific identification.
Derivative Instruments. The Partnership's net income and cash flows are subject to volatility stemming from changes in market prices such as natural gas prices, NGLs prices, processing margins and interest rates. The Partnership uses natural gas, ethane, propane, butane, natural gasoline, and condensate swaps as well as ethane put options to create offsetting positions to specific commodity price exposures, and uses interest rate swap contracts to create offsetting positions to specific interest rate exposures. Derivative financial instruments are recorded on the balance sheet at their fair value based on their settlement date. The Partnership employs derivative financial instruments in connection with an underlying asset, liability and/or anticipated transaction and not for speculative purposes. Furthermore, the Partnership regularly assesses the creditworthiness of counterparties to manage the risk of default. Derivative financial instruments qualifying for hedge accounting treatment may be designated by the Partnership as cash flow hedges. The Partnership enters into cash flow hedges to hedge the variability in cash flows related to a forecasted transaction. At inception, the Partnership formally documents the relationship between the hedging instrument and the hedged item, the risk management objectives, and the methods used for assessing and testing correlation and hedge effectiveness. The Partnership also assesses, both at the inception of the hedge and on an on-going basis, whether the derivatives are highly effective in offsetting changes in cash flows of the hedged item. If the Partnership determines that a derivative is no longer highly effective as a hedge, it discontinues hedge accounting prospectively by including changes in the fair value of the derivative in current earnings. For cash flow hedges, changes in the derivative fair values, to the extent that the hedges are effective, are recorded as a component of accumulated other comprehensive income (loss) until the hedged transactions occur and are recognized in earnings. Any ineffective portion of a cash flow hedge's change in value is recognized immediately in earnings. In the statement of cash flows, the effects of settlements of derivative instruments are classified consistent with the related hedged transactions.
Benefits. The Partnership previously provided medical, dental, and other healthcare benefits to employees, including providing a matching contribution for employee contributions to their 401(k) accounts, which vested ratably over 3 years. Effective January 1, 2011, the Partnership’s 401(k) plan merged with and into that of ETP. As a result of the merger, the Partnership’s matching contributions that had not yet fully vested became fully vested, effective immediately. All future matching contributions from the Partnership to the employee 401(k) accounts will vest immediately. In addition, SUGS maintained a separate defined contribution plan during March 26, 2012 to December 31, 2012. The total amount of matching contributions for the years ended December 31, 2012 and December 31, 2011 and the period from May 26, 2010 to December 31, 2010 was $4 million, $3 million, and $2 million, respectively, and were recorded in general and administrative expenses. The amount of matching contributions for the period from January 1, 2010 to May 25, 2010 was less than $1 million. The Partnership has no pension obligations or other post-employment benefits.
Beginning January 1, 2013, the Partnership will provide a 3% profit sharing contribution to employee 401(k) accounts for all employees with base compensation of $125,000 or less. The contribution is in addition to the 401(k) matching contribution and employees become vested based on years of service.
Income Taxes. The Partnership is generally not subject to income taxes, except as discussed below, because its income is taxed directly to its partners. The Partnership is subject to the gross margins tax enacted by the state of Texas. The Partnership has two wholly-owned subsidiary that are subject to income tax and provides for deferred income taxes using the asset and liability method. Accordingly, deferred taxes are recorded for differences between the tax and book basis that will reverse in future periods. The Partnership’s deferred tax liabilities of $22 million and $6 million as of December 31, 2012 and 2011, respectively, relate to the difference between the book and tax basis of property, plant and equipment and intangible assets and is included in other long-term liabilities in the accompanying consolidated balance sheets. The Partnership follows the guidance for uncertainties in income taxes where a liability for an unrecognized tax benefit is recorded for a tax position that does not meet the “more likely than not” criteria. The Partnership has not recorded any uncertain tax positions meeting the more likely than not criteria as of December 31, 2012 and 2011. The Partnership recognized current federal income tax expense of $1 million for the period from May 26, 2010 to December 31, 2010 and less than $1 million for the years ended December 31, 2012 and December 31, 2011 and the period from January 1, 2010 to May 25, 2010, respectively. The Partnership also recognized deferred income tax benefit of $1 million for the year ended December 31, 2012 and less than $1 million using a 35% effective rate for the year ended December 31, 2011 and the periods from May 26, 2010 to December 31, 2010 and January 1, 2010 to May 25, 2010, respectively.
Although the SUGS operations were included in the Southern Union consolidated federal income tax return prior to the SUGS Acquisition, following their acquisition by the Partnership, their operations are now treated as a partnership. Therefore, other than one wholly-owned subsidiary, the historical operations exclude income taxes for all periods presented.
The IRS commenced audits of our 2007 and 2008 federal income tax returns on January 27, 2010. The IRS has now completed its audit of these returns and proposed certain adjustments. The Partnership filed a protest with the IRS to initiate the appeals process and appeal certain of these adjustments. Until this matter is fully resolved, it is not known whether any amounts ultimately recorded would be material, or how such adjustments would affect unitholders. The IRS is also conducting an audit of the 2007 through 2009 tax returns of one of the Partnership’s wholly-owned subsidiaries and has proposed certain adjustments. The subsidiary has filed a protest with the IRS. The statute of limitations for each of these audits has been extended to December 31, 2014.
Equity-Based Compensation. The Partnership accounts for equity-based compensation by recognizing the grant-date fair value of awards into expense as they are earned, using an estimated forfeiture rate. The forfeiture rate assumption is reviewed annually to determine whether any adjustments to expense are required.
Earnings per Unit. Basic net income per common unit is computed through the use of the two-class method, which allocates earnings to each class of equity security based on their participation in distributions and deemed distributions. Accretion of the Series A Preferred Units is considered deemed distributions. Distributions and deemed distributions to the Series A Preferred Units reduce the amount of net income available to the general partner and limited partner interests. The general partners’ interest in net income or loss consists of its respective percentage interest, make- whole allocations for any losses allocated in a prior tax year and IDRs. After deducting the General Partner’s interest, the limited partners’ interest in the remaining net income or loss is allocated to each class of equity units based on distributions and beneficial conversion feature amounts, if applicable, then divided by the weighted average number of common and subordinated units outstanding in each class of security. Diluted net income per common unit is computed by dividing limited partners’ interest in net income, after deducting the General Partner’s interest, by the weighted average number of units outstanding and the effect of non-vested restricted units, phantom units, Series A Preferred Units and unit options. For special classes of common units issued with a beneficial conversion feature, the amount of the benefit associated with the period is added back to net income and the unconverted class is added to the denominator.
Environmental. The Partnership's operations are subject to federal, state and local laws and rules and regulations regarding water quality, hazardous and solid waste management, air quality control and other environmental matters. These laws, rules and regulations require the Partnership to conduct its operations in a specified manner and to obtain and comply with a wide variety of environmental registrations, licenses, permits, inspections and other approvals. Failure to comply with applicable environmental laws, rules and regulations may expose the Partnership to significant fines, penalties and/or interruptions in operations. The Partnership's environmental policies and procedures are designed to achieve compliance with such applicable laws and regulations. These evolving laws and regulations and claims for damages to property, employees, other persons and the environment resulting from current or past operations may result in significant expenditures and liabilities in the future.

Partners' Capital and Distributions	12 Months Ended
Dec. 31, 2012
Partners’ Capital and Distributions [Abstract]
Partners' Capital and Distributions
Partners’ Capital and Distributions
Equity Distribution Agreement. In June 2012, the Partnership entered into an Equity Distribution Agreement with Citi under which the Partnership may offer and sell common units, representing limited partner interests, having an aggregate offering price of up to $200 million, from time to time through Citi, as sales agent for the Partnership. Sales of these units, if any, made from time to time under the Equity Distribution Agreement will be made by means of ordinary brokers’ transactions on the New York Stock Exchange at market prices, in block transactions, or as otherwise agreed upon by the Partnership and Citi. The Partnership may also sell common units to Citi as principal for its own account at a price agreed upon at the time of sale. Any sale of common units to Citi as principal would be pursuant to the terms of a separate agreement between the Partnership and Citi. The Partnership intends to use the net proceeds from the sale of these units for general partnership purposes. As of December 31, 2012 and June 30, 2013, the Partnership received net proceeds of $15 million and $128 million, respectively, from units issued pursuant to this Equity Distribution Agreement.
Public Common Unit Offerings. In April 2013, the Partnership issued 31,372,419 and 6,274,483 common and Class F common units to Southern Union as a part of the SUGS Acquisition. In March 2012, the Partnership issued 12,650,000 common units representing limited partner interests in a public offering at a price of $24.47 per common unit, resulting in net proceeds of $297 million. In May 2012, the Partnership used the net proceeds from this offering to redeem 35%, or $88 million, in aggregate principal amounts of its outstanding senior notes due 2016; pay related premium, expenses and accrued interest; and repay outstanding borrowings under the revolving credit facility.
In October 2011, the Partnership issued 11,500,000 common units representing limited partnership interests in a public offering at a price of $20.92 per common unit, resulting in net proceeds of $232 million which were used to repay outstanding borrowings under the revolving credit facility. In August 2010, the Partnership sold 17,537,500 common units and received $408 million in proceeds, inclusive of the General Partner’s proportionate capital contribution.
Private Common Unit Offerings. In May 2011, the Partnership sold 8,500,001 common units representing limited partnership interests resulting in net proceeds of $204 million, to partially fund its capital contribution to Lone Star. These units were issued in a private placement conducted in accordance with the exemption from the registration requirements of the Securities Act of 1933, as amended, under section 4(2) thereof. These units were subsequently registered with the SEC.
In May 2010, the Partnership issued 26,266,791 common units, valued at $584 million, to ETE, to purchase a 49.9% interest in MEP. These units were issued in a private placement conducted in accordance with the exemption from the registration requirements of the Securities Act of 1933, as amended, under Section 4(2) thereof. Subsequently, ETE contributed $12 million as the General Partner’s proportionate capital.
Predecessor Equity. Predecessor equity included on the consolidated statement of partners' capital and noncontrolling interest represents SUGS member's capital prior to the acquisition date (April 30, 2013).
Noncontrolling Interest. The Partnership operates ELG, a gas gathering joint venture in south Texas in which other third party companies own a 40% interest, which is reflected on the balance sheet as noncontrolling interest.
Distributions. The partnership agreement requires the distribution of all of the Partnership’s Available Cash (defined below) within 45 days after the end of each quarter to unitholders of record on the applicable record date, as determined by the General Partner.
Available Cash. Available Cash, for any quarter, generally consists of all cash and cash equivalents on hand at the end of that quarter less the amount of cash reserves established by the general partner to: (i) provide for the proper conduct of the Partnership’s business; (ii) comply with applicable law, any debt instruments or other agreements; or (iii) provide funds for distributions to the unitholders and to the General Partner for any one or more of the next four quarters and plus, all cash on hand on that date of determination of available cash for the quarter resulting from working capital borrowings made after the end of the quarter for which the determination is being made.
General Partner Interest and Incentive Distribution Rights. The General Partner is entitled to its proportionate share of all quarterly distributions that the Partnership makes prior to its liquidation. The General Partner has the right, but not the obligation, to contribute a proportionate amount of capital to the Partnership to maintain its current general partner interest. The General Partner’s initial 2% interest in these distributions has been reduced since the Partnership has issued additional units and the General Partner has not contributed a proportionate amount of capital to the Partnership to maintain its General Partner interest. The General Partnership ownership interest as of December 31, 2012 was 1.6%. This General Partner interest is represented by 2,798,872 equivalent units as of December 31, 2012.
The IDRs held by the General Partner entitle it to receive an increasing share of Available Cash when pre-defined distribution targets are achieved. The General Partner’s IDRs are not reduced if the Partnership issues additional units in the future and the general partner does not contribute a proportionate amount of capital to the Partnership to maintain its general partner interest.
Distributions. The Partnership made the following cash distributions per unit during the years ended December 31, 2012 and 2011:

Distribution Date	Cash Distribution (per common unit)
November 14, 2012	$0.460
August 14, 2012	0.460
May 14, 2012	0.460
February 13, 2012	0.460

November 14, 2011	0.455
August 12, 2011	0.450
May 13, 2011	0.445
February 14, 2011	0.445

Following are distributions declared by the Partnership subsequent to December 31, 2012:

Quarter Ended	Record Date	Payment Date	Cash Distributions (per common unit)
December 31, 2012	February 7, 2013	February 14, 2013	$0.46
March 31, 2013	May 6, 2013	May 13, 2013	$0.46
June 30, 2013	August 5, 2013	August 14, 2013	$0.465

Income (Loss) Per Limited Partner Unit	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Income (Loss) Per Limited Partner Unit
Income per Limited Partner Unit
The following table provides a reconciliation of the numerator and denominator of the basic and diluted earnings per unit computations for the years ended December 31, 2012 and 2011. For the periods from May 26, 2010 to December 31, 2010 and from January 1, 2010 to May 25, 2010, diluted earnings per unit equals basic earnings per unit because all instruments were antidilutive.

	For the Year Ended December 31, 2012			For the Year Ended December 31, 2011
	Income (Numerator)	Units (Denominator)	Per-Unit Amount	Income (Numerator)	Units (Denominator)	Per-Unit Amount
Basic income per unit
Limited Partners’ interest in net income	$27	167,492,735	$0.16	$57	145,490,869	$0.39
Effect of Dilutive Securities:
Common unit options	—	10,854		—	19,192
Phantom units *	—	223,325		—	148,388
Series A Preferred Units	(5)	4,658,700		(10)	4,632,389
Diluted income per unit	$22	172,385,614	$0.13	$47	150,290,838	$0.32
__________________

*	Amount assumes maximum conversion rate for market condition awards.
The following data show securities that could potentially dilute earnings per unit in the future that were not included in the computation of diluted earnings per unit because to do so would have been antidilutive for the periods presented:

	Successor			Predecessor
	Year Ended December 31, 2012	Year Ended December 31, 2011	Period from Acquisition (May 26, 2010) to December 31, 2010	Period from January 1, 2010 to May 25, 2010
Restricted (non-vested) common units	—	—	—	396,918
Common unit options	—	—	259,650	298,400
Phantom units *	—	—	366,489	369,346
Series A Preferred Units	—	—	4,584,192	4,584,192
 _______________________

*	Amount assumes maximum conversion rate for market condition awards.
The partnership agreement requires that the General Partner shall receive a 100% allocation of income until its capital account is made whole for all of the net losses allocated to it in prior years.

Acquisitions And Dispositions	12 Months Ended
Dec. 31, 2012
Acquisitions and Dispositions [Abstract]
Acquisitions and Dispositions
Acquisitions and Dispositions
2011
Lone Star. On May 2, 2011, the Partnership contributed $593 million in cash to Lone Star, in exchange for its 30% interest. Lone Star, a newly formed joint venture that is owned 70% by ETP and 30% by the Partnership, completed its acquisition of all of the membership interest in LDH, a wholly-owned subsidiary of Louis Dreyfus Highbridge Energy LLC (subsequently renamed Castleton Commodities International, LLC), for $1.98 billion in cash. To fund a portion of this capital contribution, the Partnership issued 8,500,001 common units representing limited partnership interests with net proceeds of $204 million. The remaining portion of the Partnership’s capital contribution was funded by additional borrowings under its revolving credit facility.
MEP. On September 1, 2011, the Partnership purchased an additional 0.1% interest in MEP from ETP for $1 million in cash, bringing its total interest in MEP to 50%.
Ranch JV. On December 2, 2011, Ranch JV was formed by the Partnership, APM and CM, each owning a 33.33% interest in the joint venture. Ranch JV processes natural gas delivered from the NGLs-rich Bone Spring and Avalon shale formations in west Texas.
2010
HPC. On April 30, 2010, the Partnership purchased an additional 6.99% general partner interest in HPC from EFS Haynesville, bringing its total general partner interest in HPC to 49.99%. The purchase price of $92 million was funded by borrowings under the Partnership’s revolving credit facility. Because this transaction occurred between two entities under common control, partners’ capital was decreased by $17 million, which represented a deemed distribution of the excess purchase price over EFS Haynesville’s carrying amount of $75 million.
MEP. On May 26, 2010, the Partnership purchased a 49.9% interest in MEP from ETE. The Partnership issued 26,266,791 common units to ETE, valued at $584 million, and received a working capital adjustment of $5 million from ETE that was recorded as an adjustment to investment in unconsolidated affiliates. Because this transaction occurred between two entities under common control, partners’ capital was increased by $9 million, which represented a deemed contribution of the excess carrying amount of ETE’s investment of $589 million over the purchase price. MEP owns approximately 500 miles of natural gas pipelines that extend from the southeast corner of Oklahoma, across northeast Texas, northern Louisiana, central Mississippi and into Alabama.
Disposition of East Texas Assets. In July 2010, the Partnership sold its gathering and processing assets located in east Texas for $70 million in cash. The financial results of these assets have been reclassified to discontinued operations in accordance with applicable accounting standards. Revenues for these assets for the period from May 26, 2010 to December 31, 2010, the period from January 1, 2010 to May 25, 2010, and the year ended December 31, 2009 were $10 million, $24 million and $46 million, respectively.
Zephyr. On September 1, 2010, the Partnership completed the Zephyr acquisition for $193 million in cash that was funded by borrowings under the Partnership’s revolving credit facility. Zephyr owns and operates a fleet of equipment used in gas treating. The primary treatment services include carbon dioxide and hydrogen sulfide removal, dehydration, natural gas cooling and BTU management. The acquisition of Zephyr further increased the Partnership’s fee-based revenues. From September 1, 2010 through December 31, 2010, revenues and net income attributable to Zephyr’s operations of $14 million and $6 million, respectively are included in the Partnership’s results of operations. The total purchase price was allocated as follows:

September 1, 2010
Cash and cash equivalents	$2
Trade accounts receivable	7
Gas plants and buildings	81
Intangible assets	119
Total assets acquired	$209
Trade accounts payable	(8)
Deferred revenues	(7)
Other current liabilities	(1)
Net assets acquired	$193

Investment In Unconsolidated Affiliates	12 Months Ended
Dec. 31, 2012
Investment In Unconsolidated Affiliates [Abstract]
Investment In Unconsolidated Affiliates
Investment in Unconsolidated Affiliates
As of December 31, 2012, the Partnership has a 49.99% general partner interest in HPC, a 50% membership interest in MEP, a 30% membership interest in Lone Star, a 33.33% membership interest in Ranch JV, and a 50% interest in Grey Ranch. The carrying value of the Partnership’s investment in each of the unconsolidated affiliates as of December 31, 2012 and 2011 is as follows:

	December 31, 2012	December 31, 2011
HPC	$650	$682
MEP	581	614
Lone Star	948	629
Ranch JV	35	—
Grey Ranch	—	—
	$2,214	$1,925

The following tables summarize the changes in the Partnership’s investment activities in each of the unconsolidated affiliates for the years ended December 31, 2012, 2011 and 2010:

	Successor
	Year Ended December 31, 2012
	HPC	MEP	Lone Star	Ranch JV	Grey Ranch
Contributions to unconsolidated affiliates	$—	$—	$343	$36	$—
Distributions from unconsolidated affiliates	61	75	68	—	—
Share of unconsolidated affiliates’ net income	35	42	44	(1)	(9)
Amortization of excess fair value of investment (1)	(6)	—	—	—	—

	Year Ended December 31, 2011
	HPC	MEP(2)	Lone Star(3)	Ranch JV	Grey Ranch
Contributions to unconsolidated affiliates	$—	$—	$645	$—	N/A
Purchase of additional interest in unconsolidated affiliates	—	1	—	—	N/A
Distributions from unconsolidated affiliates	65	83	22	—	N/A
Return of investment received	—	—	23	—	N/A
Share of unconsolidated affiliates’ net income	55	43	28	—	N/A
Amortization of excess fair value of investment (1)	(6)	—	—	—	N/A

	Period from Acquisition (May 26, 2010) to December 31, 2010
	HPC	MEP	Lone Star	Ranch JV	Grey Ranch
Contributions to unconsolidated affiliates	$—	$86	N/A	N/A	N/A
Distributions from unconsolidated affiliates	53	43	N/A	N/A	N/A
Return of investment received	20	—	N/A	N/A	N/A
Share of unconsolidated affiliates’ net income	36	21	N/A	N/A	N/A
Amortization of excess fair value of investment (1)	(3)	—	N/A	N/A	N/A

	Predecessor
	Period from January 1, 2010 to May 25, 2010
	HPC	MEP	Lone Star	Ranch JV	Grey Ranch
Contributions to unconsolidated affiliates	$20	N/A	N/A	N/A	N/A
Purchase of additional interest in unconsolidated affiliates	75	N/A	N/A	N/A	N/A
Distributions from unconsolidated affiliates	12	N/A	N/A	N/A	N/A
Share of unconsolidated affiliates’ net income	16	N/A	N/A	N/A	N/A
__________________

(1)
As discussed in Note 1, the Partnership’s investment in HPC was adjusted to its fair value on May 26, 2010 and the excess fair value over net book value was comprised of two components: (1) $155 million was attributed to HPC’s long-lived assets and is being amortized as a reduction of income from unconsolidated affiliates over the useful lives of the respective assets, which vary from 15 to 30 years, and (2) $32 million could not be attributed to a specific asset and therefore will not be amortized in future periods.

(2)	In September 2011, the Partnership purchased an additional 0.1% interest in MEP from ETP for $1 million in cash, bringing the total membership interest to 50%.

(3)	For the period from initial contribution, May 2, 2011, to December 31, 2011.

N/A
The Partnership acquired a 33.33% membership interest in Ranch JV in December 2011, a 30% interest in Lone Star in May 2011, a 49.9% interest in MEP in May 2010, and a 50% interest in Grey Ranch in March 2012.

Derivative Instruments	12 Months Ended
Dec. 31, 2012
Derivative Instruments [Abstract]
Derivative Instruments
Derivative Instruments
Policies. The Partnership established comprehensive risk management policies and procedures to monitor and manage the market risks associated with commodity prices, counterparty credit, and interest rates. The General Partner is responsible for delegation of transaction authority levels, and the Audit and Risk Committee of the General Partner is responsible for the overall management of these risks, including monitoring exposure limits. The Audit and Risk Committee receives regular briefings on exposures and overall risk management in the context of market activities.
Commodity Price Risk. The Partnership is a net seller of NGLs, condensate and natural gas as a result of its gathering and processing operations. The prices of these commodities are impacted by changes in the supply and demand as well as market focus. Both the Partnership’s profitability and cash flow are affected by the inherent volatility of these commodities which could adversely affect its ability to make distributions to its unitholders. The Partnership manages this commodity price exposure through an integrated strategy that includes management of its contract portfolio, matching sales prices of commodities with purchases, optimization of its portfolio by monitoring basis and other price differentials in operating areas, and the use of derivative contracts. In some cases, the Partnership may not be able to match pricing terms or to cover its risk to price exposure with financial hedges, and it may be exposed to commodity price risk. Speculative positions with derivative contracts are prohibited under the Partnership’s policies.
The Partnership has swap contracts settled against NGLs (propane, butane, and natural gasoline), condensate and natural gas market prices. The Partnership also had put options settled against ethane, which expired in December 2012.
On January 1, 2012, the Partnership de-designated its swap contracts and began accounting for these contracts using the mark-to-market method of accounting. As of December 31, 2012, the Partnership had $3 million in net hedging losses related to these de-designated swaps in AOCI, the majority of which will be amortized to earnings over the next 12 months.
As of December 31, 2012, SUGS had outstanding receive-fixed natural gas price swaps with a total notional amount of 4,562,500 MMBtu for 2013. These natural gas price swaps are accounted for as cash flow hedges, with effective portion of changes in their fair value recorded to AOCI and reclassified into revenues in the same period which the forecasted natural gas sales impact earnings. As of April 30, 2013, in connection with the SUGS Acquisition, these outstanding hedges were terminated.
Interest Rate Risk. The Partnership is exposed to variable interest rate risk as a result of borrowings under its revolving credit facility. The Partnership's $250 million interest rate swaps expired in April 2012. As of December 31, 2012, the Partnership had $192 million of outstanding borrowings exposed to variable interest rate risk.
Credit Risk. The Partnership’s resale of NGLs, condensate, and natural gas exposes it to credit risk, as the margin on any sale is generally a very small percentage of the total sales price. Therefore, a credit loss can be very large relative to overall profitability on these transactions. The Partnership attempts to ensure that it issues credit only to creditworthy counterparties and that in appropriate circumstances any such extension of credit is backed by adequate collateral, such as a letter of credit or parental guarantee from a parent company with potentially better credit.
The Partnership is exposed to credit risk from its derivative counterparties. The Partnership does not require collateral from these counterparties. The Partnership deals primarily with financial institutions when entering into financial derivatives, and utilizes master netting agreements that allow for netting of swap contract receivables and payables in the event of default by either party. If the Partnership’s counterparties failed to perform under existing swap contracts, the Partnership’s maximum loss as of December 31, 2012 was $5 million, which would be reduced by $1 million due to the netting feature. The Partnership has elected to present assets and liabilities under master netting agreements gross on the condensed consolidated balance sheets.
Embedded Derivatives. The Series A Preferred Units contain embedded derivatives which are required to be bifurcated and accounted for separately, such as the holders’ conversion option and the Partnership’s call option. These embedded derivatives are accounted for using mark-to-market accounting. The Partnership does not expect the embedded derivatives to affect its cash flows.
The Partnership’s derivative assets and liabilities, including credit risk adjustments, for the years ended December 31, 2012 and 2011 are detailed below:

	Assets		Liabilities
	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011
Derivatives designated as cash flow hedges
Current amounts
Commodity contracts	$—	$4	$5	$10
Total cash flow hedging instruments	—	4	5	10
Derivatives not designated as cash flow hedges
Current amounts
Commodity contracts	4	—	1	—
Interest rate contracts	—	—	—	1
Long-term amounts
Commodity contracts	1	—	—	—
Embedded derivatives in Series A Preferred Units	—	—	25	39
Total derivatives not designated as cash flow hedges	5	—	26	40
Total derivatives	$5	$4	$31	$50

The Partnership’s statement of operations for the years ended December 31, 2012, 2011 and 2010 was impacted by derivative instruments activities as detailed below:

		Successor			Predecessor
		Year Ended December 31, 2012	Year Ended December 31, 2011	Period from May 26, 2010 to December 31, 2010	Period from January 1, 2010 to May 25, 2010
		Change in Value Recognized in AOCI on Derivatives (Effective Portion)
Derivatives in cash flow hedging relationships:
Commodity derivatives		$(4)	$(13)	$(11)	$14
	Location of Gain/(Loss) Recognized in Income	Amount of Gain/(Loss) Reclassified from AOCI into Income (Effective Portion)
Derivatives in cash flow hedging relationships:
Commodity derivatives	Revenue	$6	$(19)	$—	$(5)
Interest rate swap derivatives	Interest expense	—	—	—	(1)
		$6	$(19)	$—	$(6)
	Location of Gain/(Loss) Recognized in Income	Amount of Gain/(Loss) Recognized in Income on Ineffective Portion
Derivatives in cash flow hedging relationships:
Commodity derivatives	Revenue	$—	$—	$—	$(1)

	Location of Gain/(Loss) Recognized in Income	Amount of Gain/(Loss) from De-designation Amortized from AOCI into Income
Derivatives not designated in a hedging relationship:
Commodity derivatives	Revenue	$(5)	$—	$—	$4
	Location of Gain/(Loss) Recognized in Income	Amount of Gain/(Loss) Recognized in Income on Derivatives
Derivatives not designated in a hedging relationship:
Commodity derivatives	Revenue	$16	$—	$(8)	$1
Interest rate swap derivatives	Interest expense	—	—	(4)	(1)
Embedded derivatives	Other income & deductions	14	18	(8)	(4)
		$30	$18	$(20)	$(4)

Long-Term Debt	12 Months Ended
Dec. 31, 2012
Long-Term Debt Disclosure [Abstract]
Long-Term Debt
Long-term Debt
Obligations in the form of senior notes and borrowings under the credit facilities are as follows:

	December 31, 2012	December 31, 2011
Senior notes	$1,965	$1,355
Revolving loans	192	332
Total	2,157	1,687
Less: current portion	—	—
Long-term debt	$2,157	$1,687
Availability under revolving credit facility:
Total credit facility limit	$1,150	$900
Revolving loans	(192)	(332)
Letters of credit	(12)	(19)
Total available	$946	$549

Long-term debt maturities as of December 31, 2012 for each of the next five years are as follows:

Year Ended December 31,	Amount
2013	$—
2014	192
2015	—
2016	162
2017	—
Thereafter	1,800
Total	$2,154	*
_______________________

*	Excludes unamortized premiums of $3 million as of December 31, 2012.
In the year ended December 31, 2012, the Partnership borrowed $1.56 billion under its revolving credit facility; these borrowings were primarily to fund capital expenditures. During the same period, the Partnership repaid $1.7 billion with proceeds from an equity offering and an issuance of senior notes. In the years ended December 31, 2011 and 2010, the Partnership borrowed $940 million and $603 million, respectively; these funds were used primarily to finance capital expenditures and acquisitions. During the same periods, the Partnership repaid $893 million, and $738 million, respectively, of these borrowings with proceeds from equity offerings.
Revolving Credit Facility. In May 2013, RGS entered into the Sixth Amended and Restated Credit Agreement to increase the commitment to $1.2 billion with a $300 million uncommitted incremental facility and extended the maturity date to May 21, 2018. The material differences between the Fifth and Sixth Amended and Restated Credit Agreement include:

•	A 75 bps decrease in pricing, with an additional 50 bps decrease upon the achievement of an investment grade rating.

•
No limitation on the maximum amount that the loan parties may invest in joint ventures existing on the date of the credit agreement so long as the Partnership is in pro forma compliance with the financial covenants.

•
The addition of a “Restricted Subsidiary” structure such that certain designated subsidiaries are not subject to the credit facility covenants and do not guarantee the obligations thereunder or pledge their assets in support thereof.

•
The addition of provisions such that upon the achievement of an investment grade rating by the Partnership, the collateral package will be released; the facility will become unsecured; and the covenant package will be significantly reduced;

•	An eight-quarter increase in the permitted Total Leverage Ratio; and

•	After March 2015, an increase in the permitted total leverage ratio for the two fiscal quarters following any $50 million or greater acquisition.
The new credit agreement and the guarantees are senior to the Partnership's and the guarantors' secured obligations, including the Series A Preferred Units, to the extent of the value of the assets securing such obligations. As of June 30, 2013, the Partnership was in compliance with all of the financial covenants contained within the new credit agreement.
The revolving credit facility and the guarantees are senior to the Partnership’s and the guarantors’ unsecured obligations, to the extent of the value of the assets securing such obligations.
The outstanding balance under the revolving credit facility bears interest at LIBOR plus a margin or alternate base rate (equivalent to the U.S. prime lending rate) plus a margin, or a combination of both. The alternate base rate used to calculate interest on base rate loans will be calculated based on the greatest to occur of a base rate, a federal funds effective rate plus 0.50% and an adjusted one-month LIBOR rate plus 1.00%. The applicable margin shall range from 0.625% to 1.50% for base rate loans, 1.625% to 2.50% for Eurodollar loans. The weighted average interest rate on the total amounts outstanding under the Partnership’s revolving credit facility was 2.93% and 3.18% as of December 31, 2012 and 2011, respectively.
RGS must pay (i) a commitment fee ranging from 0.30% to 0.45% per annum of the unused portion of the revolving loan commitments, (ii) a participation fee for each revolving lender participating in letters of credit ranging from 1.625% to 2.50% per annum of the average daily amount of such lender’s letter of credit exposure and (iii) a fronting fee to the issuing bank of letters of credit equal to 0.20% per annum of the average daily amount of the letter of credit exposure. These fees are included in interest expense, net in the consolidated statement of operations.
The revolving credit facility contains financial covenants requiring RGS and its subsidiaries to maintain a debt to consolidated EBITDA (as defined in the credit agreement) ratio less than 5.00 for the first eight quarters (after March 2015, an increase is allowed in the permitted total leverage ratio for the first two fiscal quarters following any $50 million or greater acquisition), consolidated EBITDA to consolidated interest expense ratio greater than 2.50 and a secured debt to consolidated EBITDA ratio less than 3.25. At December 31, 2012 and 2011, RGS and its subsidiaries were in compliance with these covenants.
The revolving credit facility restricts the ability of RGS to pay dividends and distributions other than reimbursements of the Partnership for expenses and payment of dividends to the Partnership to the amount of available cash (as defined) so long as no default or event of default has occurred or is continuing. The revolving credit facility also contains various covenants that limit (subject to certain exceptions), among other things, the ability of RGS to:

•	incur indebtedness;

•	grant liens;

•	enter into sale and leaseback transactions;

•	make certain investments, loans and advances;

•	dissolve or enter into a merger or consolidation;

•	enter into asset sales or make acquisitions;

•	enter into transactions with affiliates;

•	prepay other indebtedness or amend organizational documents or transaction documents (as defined in the revolving credit facility);

•	issue capital stock or create subsidiaries; or

•	engage in any business other than those businesses in which it was engaged at the time of the effectiveness of the revolving credit facility or reasonable extensions thereof.

The Partnership treated the May 2013 amendment of the revolving credit facility as a modification of an existing revolving credit agreement and, therefore, wrote off debt issuance costs of $1 million to interest expense, net in the period from January 1, 2013 to June 30, 2013. In addition, the Partnership capitalized $7 million of loan fees which will be amortized over the remaining term.
Senior Notes due 2016. In May 2009, the Partnership and Finance Corp. issued $250 million of senior notes in a private placement that mature on June 1, 2016 (”2016 Notes”). The 2016 Notes bear interest at 9.375% with interest payable semi-annually in arrears on June 1 and December 1. The Partnership received net proceeds of $236 million upon issuance. The net proceeds were used to partially repay revolving loans under the Partnership’s revolving credit facility.
In May 2012, the Partnership redeemed 35%, or $88 million, of the 2016 Notes, bringing the total outstanding principal amount to $162 million. Accordingly, a redemption premium of $8 million was charged to loss on debt refinancing, net in the consolidated statement of operations and accrued interest of $4 million was paid. In addition, the partnership wrote off the unamortized loan fee of $1 million and unamortized bond premium of $2 million to a loss on debt refinancing, net in the consolidated statement of operations.
In June 2013, the Partnership redeemed all of the $163 million outstanding 2016 Notes for $178 million cash, inclusive of accrued and unpaid interest of $7 million and other fees and expenses.
Senior Notes due 2018. In October, 2010, the Partnership and Finance Corp. issued $600 million of senior notes that mature on December 1, 2018 (”2018 Notes”). The 2018 Notes bear interest at 6.875% paid semi-annually in arrears on June 1 and December 1, commencing June 1, 2011. The Partnership capitalized $12 million in debt issuance costs that will be amortized to interest expense, net over the term of the senior notes. The proceeds were used to redeem the senior notes due 2013 and to partially repay outstanding borrowings under the Partnership’s revolving credit facility.
At any time before December 1, 2013, up to 35% of the 2018 Notes may be redeemed at a price of 106.875% plus accrued interest. Beginning December 1 of the years indicated below, the Partnership may redeem all or part of the 2018 Notes at the redemption prices, expressed as percentages of the principal amount, set forth below:

December 1 of year ending:	Percentage of Redemption
2014	103.438%
2015	101.719%
2016 and thereafter	100.000%

At any time prior to December 1, 2014, the Partnership may also redeem all or part of the 2018 Notes at a price equal to 100% of the principal amount redeemed plus accrued interest and the applicable premium, which equals the greater of (1) 1% of the principal amount of the note; or (2) the excess of the present value at such redemption date of (i) the redemption price of the note at December 1, 2014 plus (ii) all required interest payments due on the note through December 1, 2014, computed using a discount rate equal to the treasury rate (as defined) as of such redemption date plus 50 basis points, over the principal amount of the note.
Senior Notes due 2021. In May 2011, the Partnership and Finance Corp. issued $500 million in senior notes that mature on July 15, 2021 (”2021 Notes”). The 2021 Notes bear interest at 6.5% payable semi-annually in arrears on January 15 and July 15, commencing January 15, 2012. The Partnership capitalized $10 million in debt issuance costs that will be amortized to interest expense, net over the term of the 2021 Notes. The proceeds were used to repay borrowings outstanding under the Partnership’s revolving credit facility.
At any time prior to July 15, 2014, up to 35% of the 2021 Notes may be redeemed at a price of 106.5% plus accrued interest. Beginning on July 15 of the years indicated below, the Partnership may redeem all or part of the 2021 Notes at the redemption prices, expressed as percentages of the principal amount, set forth below:

July 15 of year ending:	Percentage of Redemption
2016	103.250%
2017	102.167%
2018	101.083%
2019 and thereafter	100.000%

At any time prior to July 15, 2016, the Partnership may also redeem all or part of the 2021 Notes at a price equal to 100% of the principal amount redeemed plus accrued interest and the applicable premium, which equals the greater of (1) 1% of the principal amount of the note; or (2) the excess of the present value at such redemption date of (i) the redemption price of the note at July 15, 2016 plus (ii) all required interest payments due on the note through July 15, 2016, computed using a discount rate equal to the treasury rate (as defined) as of such redemption date plus 50 basis points, over the principal amount of the note.
Senior Notes due 2023. In October 2012, the Partnership and Finance Corp. issued $700 million in senior notes that mature on April 15, 2023 (”2023 Notes”). The 2023 Notes bear interest at 5.5% payable semi-annually in arrears on April 15 and October 15, commencing April 15, 2013. The Partnership capitalized $13 million in debt issuance costs that will be amortized to interest expense, net over the term of the 2023 Notes. The proceeds were used to repay borrowings outstanding under the Partnership’s revolving credit facility.
At any time prior to October 15, 2015, up to 35% of the 2023 Notes may be redeemed at a price of 105.5% plus accrued interest. Beginning on October 15 of the years indicated below, the Partnership may redeem all or part of the 2023 Notes at the redemption prices, expressed as percentages of the principal amount, set forth below:

October 15 of year ending:	Percentage of Redemption
2017	102.750%
2018	101.833%
2019	100.917%
2020 and thereafter	100.000%

At any time prior to October 15, 2017, the Partnership may also redeem all or part of the 2023 Notes at a price equal to 100% of the principal amount redeemed plus accrued interest and the applicable premium, which equals the greater of (1) 1% of the principal amount of the note; or (2) the excess of the present value at such redemption date of (i) the redemption price of the note at October 15, 2017 plus (ii) all required interest payments due on the note through October 15, 2017, computed using a discount rate equal to the treasury rate (as defined) as of such redemption date plus 50 basis points, over the principal amount of the note.
Private Placement of Senior Notes due 2023. In April 2013, in conjunction with the closing of the SUGS Acquisition, the Partnership and Finance Corp. issued $600 million senior notes in a private placement (the “2023 4.5% Notes”) pursuant to Section 4(2) of the Securities Act. The 2023 4.5% Notes bear interest at 4.5% payable semi-annually in arrears on May 1 and November 1, commencing November 1, 2013 and the 2023 4.5% Notes mature on November 1, 2023.
At any time prior to August 1, 2023, we may redeem some or all of the 2023 4.5% Notes at a price equal to 100% of the principal amount plus a make-whole premium and accrued interest. On or after August 1, 2023, we may redeem some or all of the 2023 4.5% Notes at a price equal to 100% plus accrued interest.
Upon a change of control, as defined in the indenture, followed by a ratings decline within 90 days, each holder of the 2023 4.5% Notes will be entitled to require us to purchase all or a portion of its notes at a purchase price of 101% of the principal amount plus accrued interest and liquidated damages, if any. Our ability to purchase the notes upon a change of control will be limited by the terms of our debt agreements, including our revolving credit facility.
The 2023 4.5% Notes contain various covenants that limit, among other things, our ability, and the ability of certain of our subsidiaries, to:

•	incur additional indebtedness;

•	pay distributions on, or repurchase or redeem equity interest;

•	make certain investments;

•	incur liens;

•	enter into certain types of transactions with affiliates; and

•	sell assets, consolidate or merge with or into other companies.
If the 2023 4.5% Notes achieve investment grade ratings by both Moody’s and S&P and no default or event or default has occurred and is continuing, we will no longer be subject to many of the foregoing covenants.
The 2023 4.5% Notes are jointly and severally guaranteed by all of our consolidated subsidiaries, other than Finance Corp. and a minor subsidiary. PEPL Holdings provided a guarantee of collection with respect to the payment of the principal amounts of the senior notes issued by us. The senior notes and the guarantees are unsecured and rank equally with all of our and the guarantors’ existing and future unsecured obligations. The senior notes and the guarantees will be senior in right of payment to any of our and the guarantor’s future obligations that are, by their terms, expressly subordinated in right of payment to the notes and the guarantees. The senior notes and the guarantees will be effectively subordinated to our and the guarantors’ secured obligations, including our revolving credit facility, to the extent of the value of the assets securing such obligations.
Senior Notes Covenants. Upon a change of control, as defined in the indenture, followed by a rating decline within 90 days, each holder of the 2018 Notes, 2021 Notes, 2023 Notes, and 2023 4.5% Notes (collectively the “Senior Notes”) will be entitled to require the Partnership to purchase all or a portion of its notes at a purchase price of 101% plus accrued interest and liquidated damages, if any. The Partnership’s ability to purchase the notes upon a change of control will be limited by the terms of our debt agreements, including the Partnership’s revolving credit facility.
The Senior Notes contain various covenants that limit, among other things, the Partnership’s ability, and the ability of certain of its subsidiaries, to:

•	incur additional indebtedness;

•	pay distributions on, or repurchase or redeem equity interests;

•	make certain investments;

•	incur liens;

•	enter into certain types of transactions with affiliates; and

•	sell assets, consolidate or merge with or into other companies.
If the Senior Notes achieve investment grade ratings by both Moody’s and S&P and no default or event of default has occurred and is continuing, the Partnership will no longer be subject to many of the foregoing covenants. At December 31, 2012, the Partnership was in compliance with these covenants.
The Senior Notes are jointly and severally guaranteed by all of the Partnership’s current consolidated subsidiaries, other than Finance Corp. and several minor subsidiaries, and by certain of its future subsidiaries. The Senior Notes and the guarantees are unsecured and rank equally with all of the Partnership’s and the guarantors’ existing and future unsecured obligations. The Senior Notes and the guarantees will be senior in right of payment to any of the Partnership’s and the guarantors’ future obligations that are, by their terms, expressly subordinated in right of payment to the notes and the guarantees. The Senior Notes and the guarantees will be effectively subordinated to the Partnership’s and the guarantors’ secured obligations, including the Partnership’s revolving credit facility, to the extent of the value of the assets securing such obligations.
Finance Corp. has no operations and will not have revenues other than as may be incidental as co-issuer of the Senior Notes. Since the Partnership has no independent operations, the guarantees are fully unconditional and joint and several of its subsidiaries, except for a minor subsidiary, the Partnership has not included condensed consolidated financial information of guarantors of the Senior Notes.

Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
Intangible Assets
Activity related to intangible assets, net consisted of the following:

	Customer Relations	Trade Names	Total
Balance at January 1, 2011	$707	$63	$770
Amortization	(26)	(3)	(29)
Balance at December 31, 2011	681	60	741
Amortization	(26)	(3)	(29)
Balance at December 31, 2012	$655	$57	$712

The average remaining amortization periods for customer relations and trade names are 25 and 17 years, respectively. The expected amortization of the intangible assets for each of the five succeeding years is $29 million.

Fair Value Measures	12 Months Ended
Dec. 31, 2012
Fair Value Measures [Abstract]
Fair Value Measures
Fair Value Measures
The fair value measurement provisions establish a three-tiered fair value hierarchy that prioritizes inputs to valuation techniques used in fair value calculations. The three levels of inputs are defined as follows:

•	Level 1—unadjusted quoted prices for identical assets or liabilities in active accessible markets;

•	Level 2—inputs that are observable in the marketplace other than those classified as Level 1; and

•	Level 3—inputs that are unobservable in the marketplace and significant to the valuation.
Entities are encouraged to maximize the use of observable inputs and minimize the use of unobservable inputs. If a financial instrument uses inputs that fall in different levels of the hierarchy, the instrument will be categorized based upon the lowest level of input that is significant to the fair value calculation.
The Partnership's financial assets and liabilities measured at fair value on a recurring basis are derivatives related to commodity swaps, ethane put options, interest rate swaps, and embedded derivatives in the Series A Preferred Units. Derivatives related to commodity swaps, interest rate swaps, and ethane put options are valued using discounted cash flow techniques. These techniques incorporate Level 1 and Level 2 inputs such as future interest rates and commodity prices. These market inputs are utilized in the discounted cash flow calculation considering the instrument's term, notional amount, discount rate and credit risk and are classified as Level 2 in the hierarchy. Embedded derivatives related to the Series A Preferred Units are valued using a binomial lattice model. The market inputs utilized in the model include credit spread, probabilities of the occurrence of certain events, common unit price, dividend yield, and expected volatility, and are classified as Level 3 in the hierarchy.
The following table presents the Partnership’s derivative assets and liabilities measured at fair value on a recurring basis:

	Fair Value Measurement at December 31, 2012			Fair Value Measurement at December 31, 2011
	Fair Value Total	Level 2	Level 3	Fair Value Total	Level 2	Level 3
Assets
Commodity Derivatives:
Natural Gas	$2	$2	$—	$4	$4	$—
Natural Gas Liquids	1	1	—	—	—	—
Condensate	2	2	—	—	—	—
Total Assets	$5	$5	$—	$4	$4	$—
Liabilities
Commodity Derivatives:
Natural Gas	5	5	—	—	—	—
Natural Gas Liquids	1	1	—	9	9	—
Condensate	—	—	—	2	2	—
Embedded Derivatives in Series A Preferred Units	25	—	25	39	—	39
Total Liabilities	$31	$6	$25	$50	$11	$39

The following table presents the material unobservable inputs used to estimate the fair value of the embedded derivatives in the Series A Preferred Units:

Unobservable Input	December 31, 2012
Credit Spread	6.49%
Volatility	21.38%

Changes in the Partnership's cost of equity and U.S. Treasury yields would cause a change in the credit spread used to value the embedded derivatives. Changes in the Partnership's historical unit price volatility would cause a change in the volatility used to value the embedded derivatives.
The following table presents the changes in Level 3 derivatives measured on a recurring basis for the years ended December 31, 2012 and 2011. There were no transfers between Level 2 and Level 3 derivatives for the years ended December 31, 2012 and 2011.

Embedded Derivatives in Series A Preferred Units
Balance at January, 2011	$57
Change in fair value	(18)
Balance at December 31, 2011	39
Change in fair value	(14)
Balance at December 31, 2012	$25

The carrying amount of cash and cash equivalents, accounts receivable and accounts payable approximates fair value due to their short-term maturities. Long-term debt, other than the senior notes, is comprised of borrowings under which interest accrues under a floating interest rate structure. Accordingly, the carrying value approximates fair value.
The aggregate fair value and carrying amount of our senior notes at December 31, 2012 was $2.13 billion and $1.96 billion, respectively. As of December 31, 2011, the aggregate fair value and carrying amount of our senior notes was $1.44 billion and $1.35 billion, respectively. The fair value of our senior notes is a Level 1 valuation based on third party market value quotations.

Leases	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Leases
Leases
The following table is a schedule of future minimum lease payments for office space and certain equipment leased by the Partnership, that had initial or remaining noncancelable lease terms in excess of one year as of December 31, 2012:

For the year ending December 31,	Operating
2013	$6
2014	3
2015	3
2016	2
2017	2
Thereafter	34
Total minimum lease payments	$50

Total rent expense for operating leases, including those leases with terms of less than one year, was $11 million, $3 million, $3 million and $2 million, during the years ended December 31, 2012 and 2011 and the periods from May 26, 2010 to December 31, 2010 and January 1, 2010 to May 25, 2010, respectively.

Commitments And Contingencies	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies [Abstract]
Commitments And Contingencies
Commitments and Contingencies
Legal. The Partnership is involved in various claims, lawsuits and audits by taxing authorities incidental to its business. These claims and lawsuits in the aggregate are not expected to have a material adverse effect on the Partnership’s business, financial condition, results of operations or cash flows.
Environmental. The Partnership is responsible for environmental remediation at certain sites on its gathering and processing systems, resulting primarily from releases of hydrocarbons. The Partnership’s remediation program typically involves the management of contaminated soils and may involve remediation of groundwater. Activities vary with site conditions and locations, the extent and nature of the contamination, remedial requirements and complexity. The ultimate liability and total costs associated with these sites will depend upon many factors.
The table below reflects the environmental liabilities recorded in the consolidated balance sheet at December 31, 2012 and 2011 where management believes a loss is probable and reasonably estimable. The Partnership does not have any material environmental remediation matters assessed as reasonably possible that would require disclosure in the financial statements.

	December 31, 2012	December 31, 2011
Current	$5	$—
Noncurrent	7	—
Total environmental liabilities	$12	$—

The Partnership recorded expenditures related to environmental remediation of $1 million for the year ended December 31, 2012.
Air Quality Control. The Partnership is currently negotiating settlements to certain enforcement actions by the NMED and the TCEQ. The TCEQ recently initiated a state-wide emissions inventory for the sulfur dioxide emissions from sites with reported emissions of 10 tons per year or more. If this data demonstrates that any source or group of sources may cause or contribute to a violation of the National Ambient Air Quality Standards, they must be sufficiently controlled to ensure timely attainment of the standard. This may potentially affect three SUGS recovery units in Texas. It is unclear at this time how the NMED will address the sulfur dioxide standard.
Compliance Orders from the NMED. SUGS has been in discussions with the NMED concerning allegations of violations of New Mexico air regulations related to the Jal #3 and Jal #4 facilities. The NMED has issued amended compliance orders (COs) and proposed penalties for alleged violations at Jal #4 in the amount of $1 million and at Jal #3 in the amount of $7 million. Hearings on the COs were delayed until September 2013 to allow the parties to pursue substantive settlement discussions. SUGS has meritorious defenses to the NMED claims and can offer significant mitigating factors to the claimed violations. The Partnership has recorded a liability related to the claims and will continue to assess its potential exposure to the allegations as the matter progresses.
CDM Sales Tax Audit. CDM Resource Management LLC (“CDM”), a subsidiary of the Partnership, has historically claimed the manufacturing exemption from sales tax in Texas, as is common in the industry.  The exemption is based on the fact that CDM's natural gas compression equipment is used in the process of treating natural gas for ultimate use and sale.  In a recent audit by the Texas Comptroller's office, the Comptroller has challenged the applicability of the manufacturing exemption to CDM.  The period being audited is from August 2006 to August 2007, and liability for that period is potentially covered by an indemnity obligation from CDM's prior owners.  CDM may also have liability for periods since 2008, and prospectively, if the Comptroller's challenge is ultimately successful.  An audit of the 2008 period has commenced.  In April 2013, an independent audit review agreed with the Comptroller's position.  While CDM continues to disagree with this position and intends to seek redetermination and other relief, we are unable to predict the final outcome of this matter.
In addition to the matters discussed above, the Partnership is involved in legal, tax and regulatory proceedings before various courts, regulatory commissions and governmental agencies regarding matters arising in the ordinary course of business.

Series A Preferred Units	12 Months Ended
Dec. 31, 2012
Temporary Equity Disclosure [Abstract]
Series A Preferred Units
Series A Preferred Units
On September 2, 2009, the Partnership issued 4,371,586 Series A Preferred Units at a price of $18.30 per unit, less issuance costs and a 4% discount of $3 million for net proceeds of $77 million, exclusive of the General Partner’s contribution of $2 million. The Series A Preferred Units are convertible to common units under terms described below, and if outstanding, are mandatorily redeemable on September 2, 2029 for $80 million plus all accrued but unpaid distributions thereon (the “Series A Liquidation Value”) and accrued interest. The Series A Preferred Units receive fixed quarterly cash distributions of $0.445 per unit which began with the quarter ending March 31, 2010.
Distributions on the Series A Preferred Units were accrued for the first two quarters (and not paid in cash) and will result in an increase in the number of common units issuable upon conversion. If on any distribution payment date beginning March 31, 2010, the Partnership (1) fails to pay distributions on the Series A Preferred Units, (2) reduces the distributions on the common units to zero and (3) is prohibited by its material financing agreements from paying cash distributions, such distributions shall automatically accrue and accumulate until paid in cash. If the Partnership has failed to pay cash distributions in full for two quarters (whether or not consecutive) from and including the quarter ended on March 31, 2010, then if the Partnership fails to pay cash distributions on the Series A Preferred Units, all future distributions on the Series A Preferred Units that are accrued rather than being paid in cash by the Partnership will consist of the following: (1) $0.35375 per Series A Preferred Unit per quarter, (2) $0.09125 per Series A Preferred Unit per quarter (the “Common Unit Distribution Amount”), payable solely in common units, and (3) $0.09125 per Series A Preferred Unit per quarter (the “PIK Distribution Additional Amount”), payable solely in common units. The total number of common units payable in connection with the Common Unit Distribution Amount or the PIK Distribution Additional Amount cannot exceed $2 million in any period of 20 consecutive fiscal quarters.
Upon the Partnership’s breach of certain covenants (a “Covenant Default”), the holders of the Series A Preferred Units will be entitled to an increase of $0.1825 per quarterly distribution, payable solely in common units (the “Covenant Default Additional Amount”). All accumulated and unpaid distributions will accrue interest (i) at a rate of 2.432% per quarter, or (ii) if the Partnership has failed to pay all PIK Distribution Additional Amounts or Covenant Default Additional Amounts or any Covenant Default has occurred and is continuing, at a rate of 3.429% per quarter while such failure to pay or such Covenant Default continues.
The Series A Preferred Units are convertible, at the holder’s option, into common units, provided that the holder must request conversion of at least 375,000 Series A Preferred Units. The conversion price will initially be $18.30, subject to adjustment for customary events (such as unit splits). The number of common units issuable is equal to the issue price of the Series A Preferred Units (i.e. $18.30) being converted plus all accrued but unpaid distributions and accrued but unpaid interest thereon (the “Redeemable Face Amount”), divided by the applicable conversion price.
Commencing on September 2, 2014, if at any time the volume-weighted average trading price of the common units over the trailing 20-trading day period (the “VWAP Price”) is less than the then-applicable conversion price, the conversion ratio will be increased to: the quotient of (1) the Redeemable Face Amount on the date that the holder’s conversion notice is delivered, divided by (2) the product of (x) the VWAP Price set forth in the applicable conversion notice and (y) 91%, but will not be less than $10.
Also commencing on September 2, 2014, the Partnership will have the right at any time to convert all or part of the Series A Preferred Units into common units, if (1) the daily volume-weighted average trading price of the common units is greater than 150% of the then-applicable conversion price for 20 out of the trailing 30 trading days, and (2) certain minimum public float and trading volume requirements are satisfied.
In the event of a change of control, the Partnership will be required to make an offer to the holders of the Series A Preferred Units to purchase their Series A Preferred Units for an amount equal to 101% of their Series A Liquidation Value. In addition, in the event of certain business combinations or other transactions involving the Partnership in which the holders of common units receive cash consideration exclusively in exchange for their common units (a “Cash Event”), the Partnership must use commercially reasonable efforts to ensure that the holders of the Series A Preferred Units will be entitled to receive a security issued by the surviving entity in the Cash Event with comparable powers, preferences and rights to the Series A Preferred Units. If the Partnership is unable to ensure that the holders of the Series A Preferred Units will be entitled to receive such a security, then the Partnership will be required to make an offer to the holders of the Series A Preferred Units to purchase their Series A Preferred Units for an amount equal to 120% of their Series A Liquidation Value. If the Partnership enters into any recapitalization, reorganization, consolidation, merger, spin-off that is not a Cash Event, the Partnership will make appropriate provisions to ensure that the holders of the Series A Preferred Units receive a security with comparable powers, preferences and rights to the Series A Preferred Units upon consummation of such transaction. Subsequent to the ETE Acquisition, no unitholder exercised this option.
Holders may elect to convert Series A Preferred Units to common units at any time. As of December 31, 2012, the Series A Preferred Units were convertible to 4,658,700 common units.
The following table provides a reconciliation of the beginning and ending balances of the Series A Preferred Units for all income statement periods presented. The amount includes the accretion to redemption value of $80 million plus any accrued and unpaid distributions and accrued interest by deducting amounts from partners’ capital over the remaining periods until the mandatory redemption date of September 2, 2029.

	Units	Amount
Balance at January 1, 2011	4,371,586	$71
Accretion to redemption value	—	—
Balance at December 31, 2011	4,371,586	71
Accretion to redemption value	—	2
Balance at December 31, 2012	4,371,586	$73
In July 2013, the Partnership was notified by two of the Series A Preferred Units holders of their election to convert their Series A Preferred Units to common units; these holders owned 2.4 million Series A Preferred Units. The total number of common units they will receive is 2.6 million.

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions
As of December 31, 2012 and 2011, details of the Partnership’s related party receivables and related party payables were as follows:

	December 31, 2012	December 31, 2011
Related party receivables
ETE and its subsidiaries	$5	$1
HPC	1	1
EPD	N/A	42
Ranch JV	2	—
Other	—	1
Total related party receivables	$8	$45
Related party payables
ETE and its subsidiaries	$94	$11
HPC	1	—
Other	—	2
Total related party payables	$95	$13

__________________

N/A
In January 2012, as described below, EPD sold a significant portion of its ownership in ETE’s common units and currently owns less than 5% of ETE’s outstanding common units. During 2012, EPD was not considered a related party.

Transactions with ETE and its subsidiaries. Under a May 26, 2010 service agreement with Services Co., Services Co. performs certain services for the Partnership. The Partnership pays Services Co.’s direct expenses for these services, plus an annual fee of $10 million, and receives the benefit of any cost savings recognized for these services. The services agreement has a five year term from May 26, 2010 to May 26, 2015, subject to earlier termination rights in the event of a change in control, the failure to achieve certain cost savings for the Partnership or upon an event of default. Also, the Partnership, together with the General Partner and RGS entered into an operation and service agreement (the “Operations Agreement”) with ETC. Under the Operations Agreement, ETC will perform certain operations, maintenance and related services reasonably required to operate and maintain certain facilities owned by the Partnership. Pursuant to the Operations Agreement, the Partnership will reimburse ETC for actual costs and expenses incurred in connection with the provision of these services based on an annual budget agreed-upon by both parties. The Operations Agreement has an initial term of one year and automatically renews on a year-to-year basis upon expiration of the initial term. The Partnership incurred total service fees of $17 million, $17 million and $6 million for the years ended December 31, 2012 and 2011 and during the period from May 26, 2010 to December 31, 2010, respectively.
In conjunction with distributions made by the Partnership to the limited and general partner interests, ETE received cash distributions of $62 million, $57 million and $28 million for the years ended December 31, 2012 and 2011 and during the period from May 26, 2010 to December 31, 2010, respectively. During the period from May 26, 2010 to December 31, 2010, the Partnership received cash of $7 million from ETE, which represents the portion of the amount of the Partnership’s common unit distribution to be paid to ETE for the period of time that those units were not outstanding (April 1, 2010 to May 25, 2010).
The General Partner has the right, but not the obligation, to contribute a proportionate amount of capital to the Partnership to maintain its general partner interest. ETE made capital contributions aggregating to $21 million, to maintain the General Partner’s 2% interest in the Partnership for the period from May 26, 2010 to December 31, 2010. No capital contributions were contributed during the years ended December 31, 2012 and 2011, respectively.
In September 2011, the Partnership purchased a 0.1% interest in MEP from ETP for $1 million in cash.
The Partnership’s Gathering and Processing segment, in the ordinary course of business, sells natural gas to subsidiaries of ETE and records the revenue in gas sales. The Partnership’s NGL Services segment, in the ordinary course of business, sells NGLs to subsidiaries of ETE and records the revenue in NGL sales. The Partnership’s Contract Services segment provides contract compression services to ETP and records revenue in gathering, transportation and other fees on the statement of operations. The Partnership’s Contract Services segment sold compression equipment to a subsidiary of ETP for $1 million and $8 million for the years ended December 31, 2012 and 2011, respectively. As these transactions are between entities under common control, partners’ capital was increased, which represented a deemed contribution of the excess sales price over the carrying amounts. The Partnership’s Contract Services segment purchased compression equipment from a subsidiary of ETP for $29 million and $33 million during the years ended December 31, 2012 and 2011, respectively.
Prior to April 30, 2013, Southern Union provided certain administrative services for SUGS that were either based on SUGS's pro-rata share of combined net investment, margin and certain expenses or direct costs incurred by Southern Union on the behalf of SUGS. Southern Union also charged a management and royalty fee to SUGS for certain management support services provided by Southern Union on the behalf of SUGS and for the use of certain Southern Union trademarks, trade names and service marks by SUGS. The amounts were $21 million and $1 million for the period from March 26, 2012 to December 31, 2012. These administrative services were no longer being provided subsequent to the SUGS Acquisition.
Transactions with HPC. Under a Master Services Agreement with HPC, the Partnership operates and provides all employees and services for the operation and management of HPC. For the years ended December 31, 2012 and 2011 and during the periods from May 26, 2010 to December 31, 2010, from January 1, 2010 to May 25, 2010, the related party general and administrative expenses reimbursed to the Partnership were $20 million, $17 million, $10 million and $7 million, respectively, which is recorded in gathering, transportation and other fees on the statements of operations.
The Partnership’s Contract Services segment provides compression services to HPC and records revenue in gathering, transportation and other fees on the statement of operations. The Partnership also receives transportation services from HPC and records the cost as cost of sales.
Transactions with EPD and its subsidiaries. In January 2012, EPD sold a significant portion of its ownership in ETE’s common units, and subsequent to that transaction, owns less than 5% of ETE’s outstanding common units. As such, EPD is no longer considered a related party. During 2011, EPD owned a portion of ETE’s outstanding common units and therefore was considered a related party along with any of its subsidiaries. The Partnership, in the ordinary course of business, sells natural gas and NGLs to subsidiaries of EPD and records the revenue in gas sales and NGL sales. The Partnership also incurs NGL processing fees and transportation fees with subsidiaries of EPD and records these fees as cost of sales.

Concentration Risk	12 Months Ended
Dec. 31, 2012
Risks and Uncertainties [Abstract]
Concentration Risk
Concentration Risk
The following table provides information about the extent of reliance on major customers and gas suppliers. Total revenues and cost of sales from transactions with an external customer or supplier amounting to 10% or more of revenue or cost of gas and liquids are disclosed below, together with the identity of the reporting segment.

		Successor			Predecessor
	Reportable Segment	Year Ended December 31, 2012	Year Ended December 31, 2011	Period from May 26, 2010 to December 31, 2010	Period from January 1, 2010 to May 25, 2010
Customer
Customer A	Gathering and Processing	$367	$366	$132	$88
Customer B	Gathering and Processing	—	—	*	52
Customer C	Gathering and Processing	451	—	—	—
Supplier
Supplier A	Gathering and Processing	171	133	—	—
_______________________

*	Amounts are less than 10% of the total revenue or cost of sales.
The Partnership is a party to various commercial netting agreements that allow it and contractual counterparties to net receivable and payable obligations. These agreements are customary and the terms follow standard industry practice. In the opinion of management, these agreements reduce the overall counterparty risk exposure.

Segment Information	12 Months Ended
Dec. 31, 2012
Segment Information [Abstract]
Segment Information
16. Segment Information
During the fourth quarter of 2012, the Partnership realigned the composition of its segments and updated the segment names to reflect the realignment. Accordingly, the Partnership has restated the items of segment information for earlier periods to reflect this new segment alignment.
The Partnership has five reportable segments: Gathering and Processing, Natural Gas Transportation, NGL Services, Contract Services, and Corporate. The reportable segments are as described below:
Gathering and Processing. The Partnership provides “wellhead-to-market” services to producers of natural gas, which include transporting raw natural gas from the wellhead through gathering systems, processing raw natural gas to separate NGLs from the raw natural gas and selling or delivering pipeline-quality natural gas and NGLs to various markets and pipeline systems. This segment also includes the Partnership's 33.33% membership interest in Ranch JV, which processes natural gas delivered from the NGLs-rich Bone Spring and Avalon shale formations in west Texas. The Partnership completed the SUGS Acquisition on April 30, 2013; therefore, the Gathering and Processing segment amounts have been retrospectively adjusted to reflect the SUGS Acquisition beginning March 26, 2012.
Natural Gas Transportation. The Partnership owns a 49.99% general partner interest in HPC, which owns RIGS, a 450-mile intrastate pipeline that delivers natural gas from northwest Louisiana to downstream pipelines and markets, a 50% membership interest in MEP, which owns an interstate natural gas pipeline with approximately 500 miles stretching from southeast Oklahoma through northeast Texas, northern Louisiana and central Mississippi to an interconnect with the Transcontinental Gas Pipe Line system in Butler, Alabama. This segment also includes Gulf States, which owns a 10-mile interstate pipeline that extends from Harrison County, Texas to Caddo Parish, Louisiana.
NGL Services. The Partnership owns a 30% membership interest in Lone Star, an entity owning a diverse set of midstream energy assets including pipelines, storage, fractionation and processing facilities located in the states of Texas, Mississippi and Louisiana.
Contract Services. The Partnership owns and operates a fleet of compressors used to provide turn-key natural gas compression services for customer specific systems. The Partnership also owns and operates a fleet of equipment used to provide treating services, such as carbon dioxide and hydrogen sulfide removal, natural gas cooling, dehydration and BTU management.
Corporate. The Corporate segment comprises the Partnership’s corporate offices.
The Partnership accounts for intersegment revenues as if the revenues were to third parties, exclusive of certain cost of capital charges.
Management evaluates the performance of each segment and makes capital allocation decisions through the separate consideration of segment margin and operation and maintenance expenses. Segment margin, for the Gathering and Processing and the Natural Gas Transportation segments is defined as total revenues, including service fees, less cost of sales. In the Contract Services segment, segment margin is defined as revenues less direct costs.
Management believes segment margin is an important measure because it directly relates to volume, commodity price changes, revenue generating horsepower and revenue generating gallons per minute. Operation and maintenance expenses are a separate measure used by management to evaluate performance of field operations. Direct labor, insurance, property taxes, repair and maintenance, utilities and contract services comprise the most significant portion of operation and maintenance expenses. These expenses fluctuate depending on the activities performed during a specific period. The Partnership does not deduct operation and maintenance expenses from total revenues in calculating segment margin because management separately evaluates commodity volume and price changes in segment margin. The Partnership does not record segment margin for its investments in unconsolidated affiliates (HPC, MEP, Lone Star, Ranch JV and Grey Ranch) because it records its ownership percentages of their net income as income from unconsolidated affiliates in accordance with the equity method of accounting.
Results for each period, together with amounts related to each segment are shown below:

	Successor			Predecessor
	Year Ended December 31, 2012	Year Ended December 31, 2011	Period from Acquisition (May 26, 2010) to December 31, 2010	Period from January 1, 2010 to May 25, 2010
External Revenue
Gathering and Processing	$1,797	$1,226	$607	$439
Natural Gas Transportation	1	1	—	—
NGL Services	—	—	—	—
Contract Services	183	190	99	59
Corporate	19	17	10	7
Eliminations	—	—	—	—
Total	$2,000	$1,434	$716	$505
Intersegment Revenue
Gathering and Processing	$—	$—	$—	$—
Natural Gas Transportation	—	—	—	—
NGL Services	—	—	—	—
Contract Services	21	17	14	9
Corporate	—	—	—	—
Eliminations	(21)	(17)	(14)	(9)
Total	$—	$—	$—	$—
Cost of Sales
Gathering and Processing	$1,373	$993	$497	$353
Natural Gas Transportation	(1)	(2)	(3)	(1)
NGL Services	—	—	—	—
Contract Services	15	22	10	6
Corporate	—	—	—	—
Eliminations	—	—	—	—
Total	$1,387	$1,013	$504	$358
Segment Margin
Gathering and Processing	$423	$233	$110	$86
Natural Gas Transportation	2	3	3	1
NGL Services	—	—	—	—
Contract Services	189	185	103	62
Corporate	20	17	10	7
Eliminations	(21)	(17)	(14)	(9)
Total	$613	$421	$212	$147
Operation and Maintenance
Gathering and Processing	$183	$98	$54	$33
Natural Gas Transportation	—	—	—	—
NGL Services	—	—	1	—
Contract Services	66	66	37	24
Corporate	—	—	—	—
Eliminations	(21)	(17)	(14)	(9)
Total	$228	$147	$78	$48
Depreciation and Amortization
Gathering and Processing	$159	$87	$46	$25
Natural Gas Transportation	—	—	—	—
NGL Services	—	—	—	—
Contract Services	86	78	29	16
Corporate	7	4	1	1
Eliminations	—	—	—	—
Total	$252	$169	$76	$42

	Successor			Predecessor
	Year Ended December 31, 2012	Year Ended December 31, 2011	Period from Acquisition (May 26, 2010) to December 31, 2010	Period from January 1, 2010 to May 25, 2010
Income from Unconsolidated Affiliates
Gathering and Processing	$(10)	$—	$—	$—
Natural Gas Transportation	71	92	54	16
NGL Services	44	28	—	—
Contract Services	—	—	—	—
Corporate	—	—	—	—
Eliminations	—	—	—	—
Total	$105	$120	$54	$16
Expenditures for Long-Lived Assets
Gathering and Processing	$395	$282	$93	$44
Natural Gas Transportation	—	—	—	—
NGL Services	—	—	—	—
Contract Services	164	120	62	18
Corporate	1	4	4	2
Eliminations	—	—	—	—
Total	$560	$406	$159	$64

			December 31, 2012	December 31, 2011
Assets
Gathering and Processing			$4,210	$1,960
Natural Gas Transportation			1,232	1,297
NGL Services			948	629
Contract Services			1,672	1,621
Corporate			61	61
Eliminations			—	—
Total			$8,123	$5,568
Investment in Unconsolidated Affiliates
Gathering and Processing			$35	$—
Natural Gas Transportation			1,231	1,296
NGL Services			948	629
Contract Services			—	—
Corporate			—	—
Eliminations			—	—
Total			$2,214	$1,925
Goodwill
Gathering and Processing			$651	$313
Natural Gas Transportation			—	—
NGL Services			—	—
Contract Services			477	477
Corporate			—	—
Eliminations			—	—
Total			$1,128	$790
The table below provides a reconciliation of total segment margin to net income (loss) from continuing operations before income taxes:

	Successor				Predecessor
	Year Ended December 31, 2012		Year Ended December 31, 2011	Period from Acquisition (May 26, 2010) to December 31, 2010	Period from January 1, 2010 to May 25, 2010
Total segment margin	$613		$421	$212	$147
Operation and maintenance	(228)		(147)	(78)	(48)
General and administrative	(100)		(67)	(44)	(37)
(Loss) gain on assets sales, net	(3)		2	—	—
Depreciation and amortization	(252)		(169)	(76)	(42)
Income from unconsolidated affiliates	105		120	54	16
Interest expense, net	(122)		(103)	(48)	(35)
Loss on debt refinancing, net	(8)		—	(16)	(2)
Other income and deductions, net	29	*	17	(8)	(4)
Income (loss) from continuing operations before income taxes	$34		$74	$(4)	$(5)
__________________

*	Other income and deductions, net for the year ended December 31, 2012, included a one-time producer payment of $16 million related to an assignment of certain contracts.

Equity-Based Compensation	12 Months Ended
Dec. 31, 2011
Equity-Based Compensation [Abstract]
Equity-Based Compensation
Equity-Based Compensation
In December 2011, the Partnership’s unitholders approved the Regency Energy Partners LP 2011 Long-Term Incentive Plan (the “2011 Incentive Plan”), which provides for awards of options to purchase the Partnership’s common units; awards of the Partnership’s restricted units, phantom units and common units; awards of distribution equivalent rights; awards of common unit appreciation rights; and other unit-based awards to employees, directors and consultants of the Partnership and its affiliates and subsidiaries. The 2011 Incentive Plan will be administered by the Compensation Committee of the board of directors, which may, in its sole discretion, delegate its powers and duties under the 2011 Incentive Plan to the Chief Executive Officer. Up to 3,000,000 of the Partnership’s common units may be granted as awards under the 2011 Incentive Plan, with such amount subject to adjustment as provided for under the terms of the 2011 Incentive Plan.
The 2011 Incentive Plan may be amended or terminated at any time by the board of directors or the Compensation Committee without the consent of any participant or unitholder, including an amendment to increase the number of common units available for awards under the plan; however, any material amendment, such as a change in the types of awards available under the plan, would require the approval of the unitholders of the Partnership. The Compensation Committee is also authorized to make adjustments in the terms and conditions of, and the criteria included in awards under the 2011 Incentive Plan in specified circumstances. The 2011 Incentive Plan is effective until December 19, 2021 or, if earlier, the time at which all available units under the 2011 Incentive Plan have been issued to participants or the time of termination of the plan by the board of directors.
LTIP compensation expense of $5 million, $3 million, $2 million and $12 million is recorded in general and administrative expense in the statement of operations for the years ended December 31, 2012, December 31, 2011 and for the periods from May 26, 2010 to December 31, 2010 and from January 1, 2010 to May 25, 2010, respectively. In 2010, upon the change of control from GE EFS to ETE, all then non-vested restricted and phantom units, exclusive of the May 7, 2010 phantom unit grants described below, vested during the predecessor period and the Partnership recorded a one-time general and administrative charge of $10 million as a result of such unit vesting.
Common Unit Options. The fair value of each option award is estimated on the date of grant using the Black-Scholes Option Pricing Model. Upon the exercise of the common unit options, the Partnership intends to settle these obligations with new issues of common units on a net basis. The common unit options activity for the years ended December 31, 2012, 2011, and 2010 is as follows:

2012
Common Unit Options	Units	Weighted Average Exercise Price
Outstanding at the beginning of period	156,850	$21.99
Forfeited or expired	(300)	23.73
Outstanding at end of period	156,550	21.96
Exercisable at the end of the period	156,550
2011
Common Unit Options	Units	Weighted Average Exercise Price
Outstanding at the beginning of period	201,950	$21.93
Exercised	(38,300)	20.84
Forfeited or expired	(6,800)	26.72
Outstanding at end of period	156,850	21.99
Exercisable at the end of the period	156,850
2010
Common Unit Options	Units	Weighted Average Exercise Price
Outstanding at the beginning of period	306,651	$21.50
Exercised	(100,200)	20.60
Forfeited or expired	(4,501)	23.73
Outstanding at end of period	201,950	21.93
Exercisable at the end of the period	201,950

The common unit options have an intrinsic value of less than $1 million related to non-vested units with a weighted average contractual term of 3.4 years. Intrinsic value is the closing market price of a unit less the option strike price, multiplied by the number of unit options outstanding as of the end of the period presented. Unit options with an exercise price greater than the end of the period closing market price are excluded.
Restricted (Non-Vested) Units. The fair value of each restricted (non-vested) unit is determined using the grant date closing price of the Partnership’s common units. All outstanding restricted units vested on May 25, 2010, and the Partnership did not issue any additional restricted units during the remainder of 2010, 2011 or 2012. Restricted (non-vested) common unit activity for the year ended December 31, 2010 is as follows:

2010
Restricted (Non-Vested) Common Units	Units	Weighted Average Grant Date Fair Value
Outstanding at the beginning of the period	464,009	$28.36
Granted	—	—
Vested	(444,759)	28.19
Forfeited or expired	(19,250)	32.35
Outstanding at the end of period	—	—

Phantom Units. All phantom units granted prior to November 2010 were in substance two grants composed of (1) service condition grants with graded vesting over three years; and (2) market condition grants with cliff vesting based upon the Partnership’s relative ranking in total unitholder return among 20 peer companies. Upon the change in control from GE EFS to ETE, all then-outstanding phantom units, exclusive of the May 7, 2010 grant described below, vested. The service condition grants vested at a rate of 100% and the market condition grants vested at a rate of 150% pursuant to the terms of the awards. Subsequent to November 2010, all phantom units granted are service condition grants that vest at a rate of 100%.
In December 2012, the Partnership awarded 495,375 phantom units to senior management and certain key employees. These awards are service condition (time-based) grants that vest over the next five years on a cliff basis; by vesting 60% at the end of the third year of service and vesting the remaining 40% at the end of the fifth year of service. Also during 2012, 8,250 phantom units were awarded to senior management and key employees as service condition (time-based) grants that generally vest ratably over the next five years. Distributions on the phantom units (including non-vested units) will be paid concurrent with the Partnership’s distribution for common units.
During 2011, the Partnership awarded 596,320 phantom units to senior management and certain key employees. These awards are service condition (time-based) grants that generally vest ratably over the next five years. Distributions on the phantom units (including non-vested units) will be paid concurrent with the Partnership’s distribution for common units.
In November and December 2010, the Partnership awarded 574,700 phantom units to senior management and certain key employees. These awards are service condition (time-based) grants that generally vest ratably over the next five years. Distributions on the phantom units (including non-vested units) will be paid concurrent with the Partnership’s distribution for common units.
On November 21, 2010, Mr. Byron R. Kelley, the Partnership’s former President and Chief Executive Officer, retired. The Partnership entered into a consulting agreement with Mr. Kelley, pursuant to which Mr. Kelley will provide consulting services to the Partnership for a term of three years and received a grant of 33,000 service condition (time-based) phantom units. Distributions on the phantom units (including non-vested units) will be paid concurrent with the Partnership’s distribution for common units.
On May 7, 2010, the Partnership awarded 247,500 phantom units to senior management and certain key employees. These phantom units include a provision that will accelerate vesting (1) upon a change in control and (2) within 12 months of a change in control, if the grantee’s employment is terminated by the Partnership without “Cause” (as defined in the Form of Grant of Phantom Units) or the grantee resigns for “Good Reason” (as defined in the Form of Grant of Phantom Units). Distributions related to these unvested phantom units will be accrued and paid upon vesting.
The following table presents phantom unit activity for the years ended December 31, 2012, 2011 and 2010:

2012
Phantom Units	Units	Weighted Average Grant Date Fair Value
Outstanding at the beginning of the period	1,086,393	$24.51
Service condition grants	503,625	21.39
Vested service condition	(223,258)	24.71
Vested market condition	(10,200)	19.52
Forfeited service condition	(120,868)	24.85
Forfeited market condition	(4,350)	19.52
Total outstanding at end of period	1,231,342	23.22
2011
Phantom Units	Units	Weighted Average Grant Date Fair Value
Outstanding at the beginning of the period	742,517	$23.61
Service condition grants	596,320	24.55
Vested service condition	(142,520)	24.73
Vested market condition	(8,550)	19.52
Forfeited service condition	(88,474)	24.99
Forfeited market condition	(12,900)	19.52
Total outstanding at end of period	1,086,393	24.51

2010
Phantom Units	Units	Weighted Average Grant Date Fair Value
Outstanding at the beginning of the period	301,700	$8.63
Service condition grants	716,200	24.72
Market condition grants	148,500	11.89
Vested service condition	(166,173)	11.63
Vested market condition	(200,610)	5.85
Forfeited service condition	(18,787)	20.18
Forfeited market condition	(38,313)	11.43
Total outstanding at end of period	742,517	23.61

The Partnership expects to recognize $25 million of compensation expense related to non-vested phantom units over a period of 5 years.

Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (Unaudited)
Quarterly Financial Data (Unaudited)

2012	Quarter Ended December 31	Quarter Ended September 30	Quarter Ended June 30	Quarter Ended March 31
Operating revenues	$587	$527	$511	$375
Operating (loss) income	8	5	22	(5)
Net (loss) income attributable to Regency Energy Partners LP	(7)	(1)	27	15
Earnings per common units:
Basic net (loss) income per common unit	(0.08)	(0.04)	0.14	0.15
Diluted net (loss) income per common unit	(0.08)	(0.04)	0.10	0.14

2011	Quarter Ended December 31	Quarter Ended September 30	Quarter Ended June 30	Quarter Ended March 31
Operating revenues	$370	$390	$357	$317
Operating income	13	14	5	8
Net income attributable to Regency Energy Partners LP	13	30	15	14
Earnings per common units:
Basic net income per common unit	0.06	0.18	0.08	0.08
Diluted net income per common unit	0.06	0.09	0.07	0.07

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Environmental Costs, Policy [Policy Text Block]
Environmental. The Partnership's operations are subject to federal, state and local laws and rules and regulations regarding water quality, hazardous and solid waste management, air quality control and other environmental matters. These laws, rules and regulations require the Partnership to conduct its operations in a specified manner and to obtain and comply with a wide variety of environmental registrations, licenses, permits, inspections and other approvals. Failure to comply with applicable environmental laws, rules and regulations may expose the Partnership to significant fines, penalties and/or interruptions in operations. The Partnership's environmental policies and procedures are designed to achieve compliance with such applicable laws and regulations. These evolving laws and regulations and claims for damages to property, employees, other persons and the environment resulting from current or past operations may result in significant expenditures and liabilities in the future.

Use of Estimates
Use of Estimates. These consolidated financial statements have been prepared in conformity with GAAP, which includes the use of estimates and assumptions by management that affect the reported amounts of assets, liabilities, revenues, expenses and disclosure of contingent assets and liabilities that exist at the date of the financial statements. Although these estimates are based on management’s available knowledge of current and expected future events, actual results could be different from those estimates.

Cash and Cash Equivalents	Cash and Cash Equivalents. Cash and cash equivalents include temporary cash investments with original maturities of three months or less.
Equity Method Investments
Equity Method Investments. The equity method of accounting is used to account for the Partnership’s interest in investments of greater than 20% voting interest or where the Partnership exerts significant influence over an investee but lacks control over the investee.

Other Current Assets and Other Current Liabilities
Other Current Assets and Other Current Liabilities. As of December 31, 2012 and 2011, other current assets included spare parts inventories in the Partnership’s Contract Services segment of $27 million and $21 million, respectively, and other current liabilities included accrued interest of $30 million and $27 million, respectively.

Property, Plant and Equipment
Property, Plant and Equipment. Property, plant and equipment is recorded at historical cost of construction or, upon acquisition, the fair value of the assets acquired. Gains or losses on sales or retirements of assets are included in operating income unless the disposition is treated as discontinued operations. Natural gas and NGLs used to maintain pipeline minimum pressures is capitalized and classified as property, plant and equipment. Financing costs associated with the construction of larger assets requiring ongoing efforts over a period of time are capitalized. For the years ended December 31, 2012 and December 31, 2011 and the periods from May 26, 2010 to December 31, 2010 and January 1, 2010 to May 25, 2010, the Partnership capitalized interest of $1 million, $1 million, $1 million and $1 million, respectively. The costs of maintenance and repairs, which are not significant improvements, are expensed when incurred. Expenditures to extend the useful lives of the assets are capitalized.
Legal obligations associated with the retirement of long-lived assets are recorded at fair value at the time the obligations are incurred, if a reasonable estimate of fair value can be made. Present value techniques are used which reflect assumptions such as removal and remediation costs, inflation, and profit margins that third parties would demand to settle the amount of the future obligation. The Partnership does not include a market risk premium for unforeseeable circumstances in its fair value estimates because such a premium cannot be reliably estimated. Upon initial recognition of the liability, costs are capitalized as a part of the long-lived asset and allocated to expense over the useful life of the related asset. The liability is accreted to its present value each period with accretion being recorded to operating expense with a corresponding increase in the carrying amount of the liability. The ARO assets and liabilities as of December 31, 2012 were $5 million.
Depreciation expense related to property, plant and equipment was $219 million, $138 million, $60 million and $37 million for the years ended December 31, 2012 and December 31, 2011 and the periods from May 26, 2010 to December 31, 2010 and January 1, 2010 to May 25, 2010, respectively. In March 2012, the Partnership recorded a $7 million “out-of-period” adjustment to depreciation expense to correct the estimated useful lives of certain assets to comply with its policy. The adjustment to depreciation expense related to the year ended December 31, 2011 and the period from May 26, 2010 to December 31, 2010 was $4 million and $3 million, respectively. Depreciation of property, plant and equipment is recorded on a straight-line basis over the following estimated useful lives:

Functional Class of Property	Useful Lives (Years)
Gathering and Transmission Systems	10 - 50
Compression Equipment	2 - 30
Gas Plants and Buildings	5 - 35
Other property, plant and equipment	3 - 15

Intangible Assets and Goodwill
Intangible Assets. As of December 31, 2012, intangible assets consisted of trade names and customer relations, and are amortized on a straight line basis over their estimated useful lives, which is the period over which the assets are expected to contribute directly or indirectly to the Partnership’s future cash flows. The estimated useful lives range from 20 to 30 years.
The Partnership assesses long-lived assets, including property, plant and equipment and intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability is assessed by comparing the carrying amount of an asset to undiscounted future net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured as the amount by which the carrying amounts exceed the fair value of the assets. The Partnership did not record any impairment in 2012, 2011 or 2010.
Goodwill. Goodwill represents the excess of the purchase price over the fair value of identifiable net assets acquired in a business combination. Goodwill is not amortized, but is tested for impairment annually based on the carrying values as of November 30 or December 31, or more frequently if impairment indicators arise that suggest the carrying value of goodwill may not be recovered. The Partnership has the option to first assess qualitative factors to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying amount as a basis for determining whether further impairment testing is necessary. Impairment is indicated when the carrying amount of a reporting unit exceeds its fair value. To estimate the fair value of the reporting units, the Partnership makes estimates and judgments about future cash flows, as well as revenues, cost of sales, operating expenses, capital expenditures and net working capital based on assumptions that are consistent with the Partnership’s most recent forecast. At the time it is determined that an impairment has occurred, the carrying value of the goodwill is written down to its fair value. The Partnership did not record any impairment in 2012, 2011 or 2010.

Other Assets, net	Other Assets, net. Other assets, net primarily consists of debt issuance costs, which are capitalized and amortized to interest expense, net over the life of the related debt.
Gas Imbalances
Gas Imbalances. Quantities of natural gas or NGLs over-delivered or under-delivered related to imbalance agreements are recorded monthly as other current assets or other current liabilities using then current market prices or the weighted average prices of natural gas or NGLs at the plant or system pursuant to imbalance agreements for which settlement prices are not contractually established. Within certain volumetric limits determined at the sole discretion of the creditor, these imbalances are generally settled by deliveries of natural gas. Imbalance receivables and payables as of December 31, 2012 and 2011 were immaterial.

Revenue Recognition
Revenue Recognition. The Partnership earns revenue from (i) domestic sales of natural gas, NGLs and condensate, (ii) natural gas gathering, processing and transportation, (iii) contract compression services, and (iv) contract treating services. Revenue associated with sales of natural gas, NGLs and condensate are recognized when title passes to the customer, which is when the risk of ownership passes to the purchaser and physical delivery occurs. Revenue associated with transportation and processing fees are recognized when the service is provided. For contract compression and contract treating services, revenue is recognized when the service is performed. For gathering and processing services, the Partnership receives either fees or commodities from natural gas producers depending on the type of contract. Commodities received are in turn sold and recognized as revenue in accordance with the criteria outlined above. Under the percentage-of-proceeds contract type, the Partnership is paid for its services by keeping a percentage of the NGLs produced and a percentage of the residue gas resulting from processing the natural gas. Under the percentage-of-index contract type, the Partnership earns revenue by purchasing wellhead natural gas at a percentage of the index price and selling processed natural gas and NGLs at a price approximating the index price to third parties. The Partnership generally reports revenue gross in the consolidated statements of operations when it acts as the principal, takes title to the product, and incurs the risks and rewards of ownership. Revenue for fee-based arrangements is presented net, because the Partnership takes the role of an agent for the producers. Allowance for doubtful accounts is determined based on historical write-off experience and specific identification.

Derivatives Instruments
Derivative Instruments. The Partnership's net income and cash flows are subject to volatility stemming from changes in market prices such as natural gas prices, NGLs prices, processing margins and interest rates. The Partnership uses natural gas, ethane, propane, butane, natural gasoline, and condensate swaps as well as ethane put options to create offsetting positions to specific commodity price exposures, and uses interest rate swap contracts to create offsetting positions to specific interest rate exposures. Derivative financial instruments are recorded on the balance sheet at their fair value based on their settlement date. The Partnership employs derivative financial instruments in connection with an underlying asset, liability and/or anticipated transaction and not for speculative purposes. Furthermore, the Partnership regularly assesses the creditworthiness of counterparties to manage the risk of default. Derivative financial instruments qualifying for hedge accounting treatment may be designated by the Partnership as cash flow hedges. The Partnership enters into cash flow hedges to hedge the variability in cash flows related to a forecasted transaction. At inception, the Partnership formally documents the relationship between the hedging instrument and the hedged item, the risk management objectives, and the methods used for assessing and testing correlation and hedge effectiveness. The Partnership also assesses, both at the inception of the hedge and on an on-going basis, whether the derivatives are highly effective in offsetting changes in cash flows of the hedged item. If the Partnership determines that a derivative is no longer highly effective as a hedge, it discontinues hedge accounting prospectively by including changes in the fair value of the derivative in current earnings. For cash flow hedges, changes in the derivative fair values, to the extent that the hedges are effective, are recorded as a component of accumulated other comprehensive income (loss) until the hedged transactions occur and are recognized in earnings. Any ineffective portion of a cash flow hedge's change in value is recognized immediately in earnings. In the statement of cash flows, the effects of settlements of derivative instruments are classified consistent with the related hedged transactions.

Benefits
Benefits. The Partnership previously provided medical, dental, and other healthcare benefits to employees, including providing a matching contribution for employee contributions to their 401(k) accounts, which vested ratably over 3 years. Effective January 1, 2011, the Partnership’s 401(k) plan merged with and into that of ETP. As a result of the merger, the Partnership’s matching contributions that had not yet fully vested became fully vested, effective immediately. All future matching contributions from the Partnership to the employee 401(k) accounts will vest immediately. In addition, SUGS maintained a separate defined contribution plan during March 26, 2012 to December 31, 2012. The total amount of matching contributions for the years ended December 31, 2012 and December 31, 2011 and the period from May 26, 2010 to December 31, 2010 was $4 million, $3 million, and $2 million, respectively, and were recorded in general and administrative expenses. The amount of matching contributions for the period from January 1, 2010 to May 25, 2010 was less than $1 million. The Partnership has no pension obligations or other post-employment benefits.
Beginning January 1, 2013, the Partnership will provide a 3% profit sharing contribution to employee 401(k) accounts for all employees with base compensation of $125,000 or less. The contribution is in addition to the 401(k) matching contribution and employees become vested based on years of service.

Income Tax, Policy
Income Taxes. The Partnership is generally not subject to income taxes, except as discussed below, because its income is taxed directly to its partners. The Partnership is subject to the gross margins tax enacted by the state of Texas. The Partnership has two wholly-owned subsidiary that are subject to income tax and provides for deferred income taxes using the asset and liability method. Accordingly, deferred taxes are recorded for differences between the tax and book basis that will reverse in future periods. The Partnership’s deferred tax liabilities of $22 million and $6 million as of December 31, 2012 and 2011, respectively, relate to the difference between the book and tax basis of property, plant and equipment and intangible assets and is included in other long-term liabilities in the accompanying consolidated balance sheets. The Partnership follows the guidance for uncertainties in income taxes where a liability for an unrecognized tax benefit is recorded for a tax position that does not meet the “more likely than not” criteria. The Partnership has not recorded any uncertain tax positions meeting the more likely than not criteria as of December 31, 2012 and 2011. The Partnership recognized current federal income tax expense of $1 million for the period from May 26, 2010 to December 31, 2010 and less than $1 million for the years ended December 31, 2012 and December 31, 2011 and the period from January 1, 2010 to May 25, 2010, respectively. The Partnership also recognized deferred income tax benefit of $1 million for the year ended December 31, 2012 and less than $1 million using a 35% effective rate for the year ended December 31, 2011 and the periods from May 26, 2010 to December 31, 2010 and January 1, 2010 to May 25, 2010, respectively.
Although the SUGS operations were included in the Southern Union consolidated federal income tax return prior to the SUGS Acquisition, following their acquisition by the Partnership, their operations are now treated as a partnership. Therefore, other than one wholly-owned subsidiary, the historical operations exclude income taxes for all periods presented.
The IRS commenced audits of our 2007 and 2008 federal income tax returns on January 27, 2010. The IRS has now completed its audit of these returns and proposed certain adjustments. The Partnership filed a protest with the IRS to initiate the appeals process and appeal certain of these adjustments. Until this matter is fully resolved, it is not known whether any amounts ultimately recorded would be material, or how such adjustments would affect unitholders. The IRS is also conducting an audit of the 2007 through 2009 tax returns of one of the Partnership’s wholly-owned subsidiaries and has proposed certain adjustments. The subsidiary has filed a protest with the IRS. The statute of limitations for each of these audits has been extended to December 31, 2014.

Equity-Based Compensation
Equity-Based Compensation. The Partnership accounts for equity-based compensation by recognizing the grant-date fair value of awards into expense as they are earned, using an estimated forfeiture rate. The forfeiture rate assumption is reviewed annually to determine whether any adjustments to expense are required.

Earnings per Unit
Earnings per Unit. Basic net income per common unit is computed through the use of the two-class method, which allocates earnings to each class of equity security based on their participation in distributions and deemed distributions. Accretion of the Series A Preferred Units is considered deemed distributions. Distributions and deemed distributions to the Series A Preferred Units reduce the amount of net income available to the general partner and limited partner interests. The general partners’ interest in net income or loss consists of its respective percentage interest, make- whole allocations for any losses allocated in a prior tax year and IDRs. After deducting the General Partner’s interest, the limited partners’ interest in the remaining net income or loss is allocated to each class of equity units based on distributions and beneficial conversion feature amounts, if applicable, then divided by the weighted average number of common and subordinated units outstanding in each class of security. Diluted net income per common unit is computed by dividing limited partners’ interest in net income, after deducting the General Partner’s interest, by the weighted average number of units outstanding and the effect of non-vested restricted units, phantom units, Series A Preferred Units and unit options. For special classes of common units issued with a beneficial conversion feature, the amount of the benefit associated with the period is added back to net income and the unconverted class is added to the denominator.

Organization and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Fair Value, by Balance Sheet Grouping
The Partnership applied the guidance in FASB ASC 820, Fair Value Measurements and Disclosures (“FASB ASC 820”), in determining the fair value of partners’ capital, which is comprised of the following items:

May 26, 2010
Fair value of limited partners’ interest, based on the number of outstanding Partnership common units and the trading price on May 26, 2010	$2,074
Fair value of consideration paid for general partner interest	305
Noncontrolling interest	31
$2,410
The Partnership then developed the fair value of its assets and liabilities, with the assistance of third-party valuation experts, using the guidance in FASB ASC 820.

May 26, 2010
Working capital	$(3)
Gathering and transmission systems	471
Compression equipment	746
Gas plants and buildings	117
Other property, plant and equipment	100
Construction-in-progress	114
Other long-term assets	38
Investment in unconsolidated affiliate	739
Intangible assets	666
Goodwill	790
$3,778
Less:
Series A Preferred Units	71
Fair value of long-term debt	1,240
Other long-term liabilities	57
Total fair value of partners’ capital	$2,410

Organization and Basis of Presentation SUGS Contribution (Tables)	4 Months Ended	12 Months Ended
	Apr. 30, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Schedule of Purchase Price Allocation [Table Text Block]
The assets acquired and liabilities assumed in the SUGS Acquisition were as follows:

April 30, 2013
Current assets	$113
Property, plant and equipment, net	1,608
Goodwill	337
Other non-current assets	1
Total assets acquired	$2,059
Less:
Current liabilities	(93)
Non-current liabilities	(36)
Net assets acquired	$1,930

From September 1, 2010 through December 31, 2010, revenues and net income attributable to Zephyr’s operations of $14 million and $6 million, respectively are included in the Partnership’s results of operations. The total purchase price was allocated as follows:

September 1, 2010
Cash and cash equivalents	$2
Trade accounts receivable	7
Gas plants and buildings	81
Intangible assets	119
Total assets acquired	$209
Trade accounts payable	(8)
Deferred revenues	(7)
Other current liabilities	(1)
Net assets acquired	$193

Organization and Basis of Presentation Revenue Breakout (Tables)	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Revenue by Combined Entity [Table Text Block]
The following table presents the revenues and net income for the previously separate entities and combined amounts presented herein:

Year Ended December 31, 2012
Revenues:
Partnership	$1,339
SUGS (1)	661
Combined	$2,000

Net income (loss):
Partnership	$48
SUGS (1)	(14)
Combined	$34

(1)	The amounts attributable to SUGS are from the period from March 26, 2012 to December 31, 2012, the period that SUGS and Regency were under common control.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Schedule Of Property, Plant, And Equipment, Useful Lifes
Depreciation of property, plant and equipment is recorded on a straight-line basis over the following estimated useful lives:

Functional Class of Property	Useful Lives (Years)
Gathering and Transmission Systems	10 - 50
Compression Equipment	2 - 30
Gas Plants and Buildings	5 - 35
Other property, plant and equipment	3 - 15

Partners' Capital and Distributions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Partners’ Capital and Distributions [Abstract]
Quarterly Distributions Of Available Cash
Following are distributions declared by the Partnership subsequent to December 31, 2012:

Quarter Ended	Record Date	Payment Date	Cash Distributions (per common unit)
December 31, 2012	February 7, 2013	February 14, 2013	$0.46
March 31, 2013	May 6, 2013	May 13, 2013	$0.46
June 30, 2013	August 5, 2013	August 14, 2013	$0.465

Distributions. The Partnership made the following cash distributions per unit during the years ended December 31, 2012 and 2011:

Distribution Date	Cash Distribution (per common unit)
November 14, 2012	$0.460
August 14, 2012	0.460
May 14, 2012	0.460
February 13, 2012	0.460

November 14, 2011	0.455
August 12, 2011	0.450
May 13, 2011	0.445
February 14, 2011	0.445

Income (Loss) Per Limited Partner Unit (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Basic And Diluted Income (Loss) From Continuing Operations
The following table provides a reconciliation of the numerator and denominator of the basic and diluted earnings per unit computations for the years ended December 31, 2012 and 2011. For the periods from May 26, 2010 to December 31, 2010 and from January 1, 2010 to May 25, 2010, diluted earnings per unit equals basic earnings per unit because all instruments were antidilutive.

	For the Year Ended December 31, 2012			For the Year Ended December 31, 2011
	Income (Numerator)	Units (Denominator)	Per-Unit Amount	Income (Numerator)	Units (Denominator)	Per-Unit Amount
Basic income per unit
Limited Partners’ interest in net income	$27	167,492,735	$0.16	$57	145,490,869	$0.39
Effect of Dilutive Securities:
Common unit options	—	10,854		—	19,192
Phantom units *	—	223,325		—	148,388
Series A Preferred Units	(5)	4,658,700		(10)	4,632,389
Diluted income per unit	$22	172,385,614	$0.13	$47	150,290,838	$0.32
__________________

*	Amount assumes maximum conversion rate for market condition awards.

Weighted Average Outstanding Amount Of Securities
The following data show securities that could potentially dilute earnings per unit in the future that were not included in the computation of diluted earnings per unit because to do so would have been antidilutive for the periods presented:

	Successor			Predecessor
	Year Ended December 31, 2012	Year Ended December 31, 2011	Period from Acquisition (May 26, 2010) to December 31, 2010	Period from January 1, 2010 to May 25, 2010
Restricted (non-vested) common units	—	—	—	396,918
Common unit options	—	—	259,650	298,400
Phantom units *	—	—	366,489	369,346
Series A Preferred Units	—	—	4,584,192	4,584,192
 _______________________

*	Amount assumes maximum conversion rate for market condition awards.

Acquisitions And Dispositions (Tables)	4 Months Ended	12 Months Ended
	Apr. 30, 2013	Dec. 31, 2012
Acquisitions and Dispositions [Abstract]
Schedule of Purchase Price Allocation [Table Text Block]
The assets acquired and liabilities assumed in the SUGS Acquisition were as follows:

April 30, 2013
Current assets	$113
Property, plant and equipment, net	1,608
Goodwill	337
Other non-current assets	1
Total assets acquired	$2,059
Less:
Current liabilities	(93)
Non-current liabilities	(36)
Net assets acquired	$1,930

From September 1, 2010 through December 31, 2010, revenues and net income attributable to Zephyr’s operations of $14 million and $6 million, respectively are included in the Partnership’s results of operations. The total purchase price was allocated as follows:

September 1, 2010
Cash and cash equivalents	$2
Trade accounts receivable	7
Gas plants and buildings	81
Intangible assets	119
Total assets acquired	$209
Trade accounts payable	(8)
Deferred revenues	(7)
Other current liabilities	(1)
Net assets acquired	$193

Investment In Unconsolidated Affiliates (Tables)	12 Months Ended
Dec. 31, 2012
Investment In Unconsolidated Affiliates [Abstract]
Carrying value of limited and general partnership interest
The carrying value of the Partnership’s investment in each of the unconsolidated affiliates as of December 31, 2012 and 2011 is as follows:

	December 31, 2012	December 31, 2011
HPC	$650	$682
MEP	581	614
Lone Star	948	629
Ranch JV	35	—
Grey Ranch	—	—
	$2,214	$1,925

Changes In The Partnership's Investment
The following tables summarize the changes in the Partnership’s investment activities in each of the unconsolidated affiliates for the years ended December 31, 2012, 2011 and 2010:

	Successor
	Year Ended December 31, 2012
	HPC	MEP	Lone Star	Ranch JV	Grey Ranch
Contributions to unconsolidated affiliates	$—	$—	$343	$36	$—
Distributions from unconsolidated affiliates	61	75	68	—	—
Share of unconsolidated affiliates’ net income	35	42	44	(1)	(9)
Amortization of excess fair value of investment (1)	(6)	—	—	—	—

	Year Ended December 31, 2011
	HPC	MEP(2)	Lone Star(3)	Ranch JV	Grey Ranch
Contributions to unconsolidated affiliates	$—	$—	$645	$—	N/A
Purchase of additional interest in unconsolidated affiliates	—	1	—	—	N/A
Distributions from unconsolidated affiliates	65	83	22	—	N/A
Return of investment received	—	—	23	—	N/A
Share of unconsolidated affiliates’ net income	55	43	28	—	N/A
Amortization of excess fair value of investment (1)	(6)	—	—	—	N/A

	Period from Acquisition (May 26, 2010) to December 31, 2010
	HPC	MEP	Lone Star	Ranch JV	Grey Ranch
Contributions to unconsolidated affiliates	$—	$86	N/A	N/A	N/A
Distributions from unconsolidated affiliates	53	43	N/A	N/A	N/A
Return of investment received	20	—	N/A	N/A	N/A
Share of unconsolidated affiliates’ net income	36	21	N/A	N/A	N/A
Amortization of excess fair value of investment (1)	(3)	—	N/A	N/A	N/A

	Predecessor
	Period from January 1, 2010 to May 25, 2010
	HPC	MEP	Lone Star	Ranch JV	Grey Ranch
Contributions to unconsolidated affiliates	$20	N/A	N/A	N/A	N/A
Purchase of additional interest in unconsolidated affiliates	75	N/A	N/A	N/A	N/A
Distributions from unconsolidated affiliates	12	N/A	N/A	N/A	N/A
Share of unconsolidated affiliates’ net income	16	N/A	N/A	N/A	N/A
__________________

(1)
As discussed in Note 1, the Partnership’s investment in HPC was adjusted to its fair value on May 26, 2010 and the excess fair value over net book value was comprised of two components: (1) $155 million was attributed to HPC’s long-lived assets and is being amortized as a reduction of income from unconsolidated affiliates over the useful lives of the respective assets, which vary from 15 to 30 years, and (2) $32 million could not be attributed to a specific asset and therefore will not be amortized in future periods.

(2)	In September 2011, the Partnership purchased an additional 0.1% interest in MEP from ETP for $1 million in cash, bringing the total membership interest to 50%.

(3)	For the period from initial contribution, May 2, 2011, to December 31, 2011.

N/A
The Partnership acquired a 33.33% membership interest in Ranch JV in December 2011, a 30% interest in Lone Star in May 2011, a 49.9% interest in MEP in May 2010, and a 50% interest in Grey Ranch in March 2012.

Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments [Abstract]
Schedule Of Derivative Assets And Liabilities Statement
The Partnership’s derivative assets and liabilities, including credit risk adjustments, for the years ended December 31, 2012 and 2011 are detailed below:

	Assets		Liabilities
	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011
Derivatives designated as cash flow hedges
Current amounts
Commodity contracts	$—	$4	$5	$10
Total cash flow hedging instruments	—	4	5	10
Derivatives not designated as cash flow hedges
Current amounts
Commodity contracts	4	—	1	—
Interest rate contracts	—	—	—	1
Long-term amounts
Commodity contracts	1	—	—	—
Embedded derivatives in Series A Preferred Units	—	—	25	39
Total derivatives not designated as cash flow hedges	5	—	26	40
Total derivatives	$5	$4	$31	$50

Detail Effect Of Derivative Assets And Liabilities In Statement Of Operations
The Partnership’s statement of operations for the years ended December 31, 2012, 2011 and 2010 was impacted by derivative instruments activities as detailed below:

		Successor			Predecessor
		Year Ended December 31, 2012	Year Ended December 31, 2011	Period from May 26, 2010 to December 31, 2010	Period from January 1, 2010 to May 25, 2010
		Change in Value Recognized in AOCI on Derivatives (Effective Portion)
Derivatives in cash flow hedging relationships:
Commodity derivatives		$(4)	$(13)	$(11)	$14
	Location of Gain/(Loss) Recognized in Income	Amount of Gain/(Loss) Reclassified from AOCI into Income (Effective Portion)
Derivatives in cash flow hedging relationships:
Commodity derivatives	Revenue	$6	$(19)	$—	$(5)
Interest rate swap derivatives	Interest expense	—	—	—	(1)
		$6	$(19)	$—	$(6)
	Location of Gain/(Loss) Recognized in Income	Amount of Gain/(Loss) Recognized in Income on Ineffective Portion
Derivatives in cash flow hedging relationships:
Commodity derivatives	Revenue	$—	$—	$—	$(1)

	Location of Gain/(Loss) Recognized in Income	Amount of Gain/(Loss) from De-designation Amortized from AOCI into Income
Derivatives not designated in a hedging relationship:
Commodity derivatives	Revenue	$(5)	$—	$—	$4
	Location of Gain/(Loss) Recognized in Income	Amount of Gain/(Loss) Recognized in Income on Derivatives
Derivatives not designated in a hedging relationship:
Commodity derivatives	Revenue	$16	$—	$(8)	$1
Interest rate swap derivatives	Interest expense	—	—	(4)	(1)
Embedded derivatives	Other income & deductions	14	18	(8)	(4)
		$30	$18	$(20)	$(4)

Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt Instrument
Partnership's Long-Term Debt
Obligations in the form of senior notes and borrowings under the credit facilities are as follows:

	December 31, 2012	December 31, 2011
Senior notes	$1,965	$1,355
Revolving loans	192	332
Total	2,157	1,687
Less: current portion	—	—
Long-term debt	$2,157	$1,687
Availability under revolving credit facility:
Total credit facility limit	$1,150	$900
Revolving loans	(192)	(332)
Letters of credit	(12)	(19)
Total available	$946	$549

Long-Term Debt Maturities
Long-term debt maturities as of December 31, 2012 for each of the next five years are as follows:

Year Ended December 31,	Amount
2013	$—
2014	192
2015	—
2016	162
2017	—
Thereafter	1,800
Total	$2,154	*
_______________________

*	Excludes unamortized premiums of $3 million as of December 31, 2012.

Senior Notes Due 2018
Debt Instrument
Senior Note Redemption Price
Beginning December 1 of the years indicated below, the Partnership may redeem all or part of the 2018 Notes at the redemption prices, expressed as percentages of the principal amount, set forth below:

December 1 of year ending:	Percentage of Redemption
2014	103.438%
2015	101.719%
2016 and thereafter	100.000%

Senior Notes Due 2021
Debt Instrument
Senior Note Redemption Price
Beginning on July 15 of the years indicated below, the Partnership may redeem all or part of the 2021 Notes at the redemption prices, expressed as percentages of the principal amount, set forth below:

July 15 of year ending:	Percentage of Redemption
2016	103.250%
2017	102.167%
2018	101.083%
2019 and thereafter	100.000%

Senior Notes Due 2023
Debt Instrument
Senior Note Redemption Price
Beginning on October 15 of the years indicated below, the Partnership may redeem all or part of the 2023 Notes at the redemption prices, expressed as percentages of the principal amount, set forth below:

October 15 of year ending:	Percentage of Redemption
2017	102.750%
2018	101.833%
2019	100.917%
2020 and thereafter	100.000%

Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets by Major Class
Activity related to intangible assets, net consisted of the following:

	Customer Relations	Trade Names	Total
Balance at January 1, 2011	$707	$63	$770
Amortization	(26)	(3)	(29)
Balance at December 31, 2011	681	60	741
Amortization	(26)	(3)	(29)
Balance at December 31, 2012	$655	$57	$712

Fair Value Measures (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measures [Abstract]
Partnership's Derivative Assets And Liabilities Measured At Fair Value On A Recurring Basis
The following table presents the Partnership’s derivative assets and liabilities measured at fair value on a recurring basis:

	Fair Value Measurement at December 31, 2012			Fair Value Measurement at December 31, 2011
	Fair Value Total	Level 2	Level 3	Fair Value Total	Level 2	Level 3
Assets
Commodity Derivatives:
Natural Gas	$2	$2	$—	$4	$4	$—
Natural Gas Liquids	1	1	—	—	—	—
Condensate	2	2	—	—	—	—
Total Assets	$5	$5	$—	$4	$4	$—
Liabilities
Commodity Derivatives:
Natural Gas	5	5	—	—	—	—
Natural Gas Liquids	1	1	—	9	9	—
Condensate	—	—	—	2	2	—
Embedded Derivatives in Series A Preferred Units	25	—	25	39	—	39
Total Liabilities	$31	$6	$25	$50	$11	$39

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
The following table presents the material unobservable inputs used to estimate the fair value of the embedded derivatives in the Series A Preferred Units:

Unobservable Input	December 31, 2012
Credit Spread	6.49%
Volatility	21.38%

Changes In Level 3 Derivatives Measured On A Recurring Basis
The following table presents the changes in Level 3 derivatives measured on a recurring basis for the years ended December 31, 2012 and 2011. There were no transfers between Level 2 and Level 3 derivatives for the years ended December 31, 2012 and 2011.

Embedded Derivatives in Series A Preferred Units
Balance at January, 2011	$57
Change in fair value	(18)
Balance at December 31, 2011	39
Change in fair value	(14)
Balance at December 31, 2012	$25

Leases (Tables)	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Schedule Of Future Minimum Lease Payments That Had Initial Or Remaining Noncancelable Lease Terms
The following table is a schedule of future minimum lease payments for office space and certain equipment leased by the Partnership, that had initial or remaining noncancelable lease terms in excess of one year as of December 31, 2012:

For the year ending December 31,	Operating
2013	$6
2014	3
2015	3
2016	2
2017	2
Thereafter	34
Total minimum lease payments	$50

Commitments And Contingencies Environmental Liabilties (Tables)	12 Months Ended
Dec. 31, 2012
Environmental Exit Cost [Line Items]
Environmental Exit Costs by Cost [Table Text Block]
The table below reflects the environmental liabilities recorded in the consolidated balance sheet at December 31, 2012 and 2011 where management believes a loss is probable and reasonably estimable. The Partnership does not have any material environmental remediation matters assessed as reasonably possible that would require disclosure in the financial statements.

	December 31, 2012	December 31, 2011
Current	$5	$—
Noncurrent	7	—
Total environmental liabilities	$12	$—

Series A Preferred Units (Tables)	12 Months Ended
Dec. 31, 2012
Temporary Equity Disclosure [Abstract]
Beginning And Ending Balances Of The Series A Preferred Units
The following table provides a reconciliation of the beginning and ending balances of the Series A Preferred Units for all income statement periods presented. The amount includes the accretion to redemption value of $80 million plus any accrued and unpaid distributions and accrued interest by deducting amounts from partners’ capital over the remaining periods until the mandatory redemption date of September 2, 2029.

	Units	Amount
Balance at January 1, 2011	4,371,586	$71
Accretion to redemption value	—	—
Balance at December 31, 2011	4,371,586	71
Accretion to redemption value	—	2
Balance at December 31, 2012	4,371,586	$73
In July 2013, the Partnership was notified by two of the Series A Preferred Units holders of their election to convert their Series A Preferred Units to common units; these holders owned 2.4 million Series A Preferred Units. The total number of common units they will receive is 2.6 million.

Related Party Transactions Related Party Balances (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Balances [Abstract]
Related Party Receivable and Payable Balances [Table Text Block]
As of December 31, 2012 and 2011, details of the Partnership’s related party receivables and related party payables were as follows:

	December 31, 2012	December 31, 2011
Related party receivables
ETE and its subsidiaries	$5	$1
HPC	1	1
EPD	N/A	42
Ranch JV	2	—
Other	—	1
Total related party receivables	$8	$45
Related party payables
ETE and its subsidiaries	$94	$11
HPC	1	—
Other	—	2
Total related party payables	$95	$13

__________________

N/A
In January 2012, as described below, EPD sold a significant portion of its ownership in ETE’s common units and currently owns less than 5% of ETE’s outstanding common units. During 2012, EPD was not considered a related party

Concentration Risk (Tables)	12 Months Ended
Dec. 31, 2012
Risks and Uncertainties [Abstract]
Schedule Of Revenues And Cost Of Sales By Major Customer And Supplier
The following table provides information about the extent of reliance on major customers and gas suppliers. Total revenues and cost of sales from transactions with an external customer or supplier amounting to 10% or more of revenue or cost of gas and liquids are disclosed below, together with the identity of the reporting segment.

		Successor			Predecessor
	Reportable Segment	Year Ended December 31, 2012	Year Ended December 31, 2011	Period from May 26, 2010 to December 31, 2010	Period from January 1, 2010 to May 25, 2010
Customer
Customer A	Gathering and Processing	$367	$366	$132	$88
Customer B	Gathering and Processing	—	—	*	52
Customer C	Gathering and Processing	451	—	—	—
Supplier
Supplier A	Gathering and Processing	171	133	—	—
_______________________

*	Amounts are less than 10% of the total revenue or cost of sales.

Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Information [Abstract]
Amounts Related To Balance Sheets For Each Segment
Results for each period, together with amounts related to each segment are shown below:

	Successor			Predecessor
	Year Ended December 31, 2012	Year Ended December 31, 2011	Period from Acquisition (May 26, 2010) to December 31, 2010	Period from January 1, 2010 to May 25, 2010
External Revenue
Gathering and Processing	$1,797	$1,226	$607	$439
Natural Gas Transportation	1	1	—	—
NGL Services	—	—	—	—
Contract Services	183	190	99	59
Corporate	19	17	10	7
Eliminations	—	—	—	—
Total	$2,000	$1,434	$716	$505
Intersegment Revenue
Gathering and Processing	$—	$—	$—	$—
Natural Gas Transportation	—	—	—	—
NGL Services	—	—	—	—
Contract Services	21	17	14	9
Corporate	—	—	—	—
Eliminations	(21)	(17)	(14)	(9)
Total	$—	$—	$—	$—
Cost of Sales
Gathering and Processing	$1,373	$993	$497	$353
Natural Gas Transportation	(1)	(2)	(3)	(1)
NGL Services	—	—	—	—
Contract Services	15	22	10	6
Corporate	—	—	—	—
Eliminations	—	—	—	—
Total	$1,387	$1,013	$504	$358
Segment Margin
Gathering and Processing	$423	$233	$110	$86
Natural Gas Transportation	2	3	3	1
NGL Services	—	—	—	—
Contract Services	189	185	103	62
Corporate	20	17	10	7
Eliminations	(21)	(17)	(14)	(9)
Total	$613	$421	$212	$147
Operation and Maintenance
Gathering and Processing	$183	$98	$54	$33
Natural Gas Transportation	—	—	—	—
NGL Services	—	—	1	—
Contract Services	66	66	37	24
Corporate	—	—	—	—
Eliminations	(21)	(17)	(14)	(9)
Total	$228	$147	$78	$48
Depreciation and Amortization
Gathering and Processing	$159	$87	$46	$25
Natural Gas Transportation	—	—	—	—
NGL Services	—	—	—	—
Contract Services	86	78	29	16
Corporate	7	4	1	1
Eliminations	—	—	—	—
Total	$252	$169	$76	$42

	Successor			Predecessor
	Year Ended December 31, 2012	Year Ended December 31, 2011	Period from Acquisition (May 26, 2010) to December 31, 2010	Period from January 1, 2010 to May 25, 2010
Income from Unconsolidated Affiliates
Gathering and Processing	$(10)	$—	$—	$—
Natural Gas Transportation	71	92	54	16
NGL Services	44	28	—	—
Contract Services	—	—	—	—
Corporate	—	—	—	—
Eliminations	—	—	—	—
Total	$105	$120	$54	$16
Expenditures for Long-Lived Assets
Gathering and Processing	$395	$282	$93	$44
Natural Gas Transportation	—	—	—	—
NGL Services	—	—	—	—
Contract Services	164	120	62	18
Corporate	1	4	4	2
Eliminations	—	—	—	—
Total	$560	$406	$159	$64

			December 31, 2012	December 31, 2011
Assets
Gathering and Processing			$4,210	$1,960
Natural Gas Transportation			1,232	1,297
NGL Services			948	629
Contract Services			1,672	1,621
Corporate			61	61
Eliminations			—	—
Total			$8,123	$5,568
Investment in Unconsolidated Affiliates
Gathering and Processing			$35	$—
Natural Gas Transportation			1,231	1,296
NGL Services			948	629
Contract Services			—	—
Corporate			—	—
Eliminations			—	—
Total			$2,214	$1,925
Goodwill
Gathering and Processing			$651	$313
Natural Gas Transportation			—	—
NGL Services			—	—
Contract Services			477	477
Corporate			—	—
Eliminations			—	—
Total			$1,128	$790

Reconciliation Of Total Segment Margin To Net Income (Loss) From Continuing Operations Before Income Taxes
The table below provides a reconciliation of total segment margin to net income (loss) from continuing operations before income taxes:

	Successor				Predecessor
	Year Ended December 31, 2012		Year Ended December 31, 2011	Period from Acquisition (May 26, 2010) to December 31, 2010	Period from January 1, 2010 to May 25, 2010
Total segment margin	$613		$421	$212	$147
Operation and maintenance	(228)		(147)	(78)	(48)
General and administrative	(100)		(67)	(44)	(37)
(Loss) gain on assets sales, net	(3)		2	—	—
Depreciation and amortization	(252)		(169)	(76)	(42)
Income from unconsolidated affiliates	105		120	54	16
Interest expense, net	(122)		(103)	(48)	(35)
Loss on debt refinancing, net	(8)		—	(16)	(2)
Other income and deductions, net	29	*	17	(8)	(4)
Income (loss) from continuing operations before income taxes	$34		$74	$(4)	$(5)
__________________

*	Other income and deductions, net for the year ended December 31, 2012, included a one-time producer payment of $16 million related to an assignment of certain contracts.

Equity-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Restricted (Non-Vested) Common Unit Activity
Restricted (non-vested) common unit activity for the year ended December 31, 2010 is as follows:

2010
Restricted (Non-Vested) Common Units	Units	Weighted Average Grant Date Fair Value
Outstanding at the beginning of the period	464,009	$28.36
Granted	—	—
Vested	(444,759)	28.19
Forfeited or expired	(19,250)	32.35
Outstanding at the end of period	—	—

Common Unit Options
Common Unit Options Activity
The common unit options activity for the years ended December 31, 2012, 2011, and 2010 is as follows:

2012
Common Unit Options	Units	Weighted Average Exercise Price
Outstanding at the beginning of period	156,850	$21.99
Forfeited or expired	(300)	23.73
Outstanding at end of period	156,550	21.96
Exercisable at the end of the period	156,550
2011
Common Unit Options	Units	Weighted Average Exercise Price
Outstanding at the beginning of period	201,950	$21.93
Exercised	(38,300)	20.84
Forfeited or expired	(6,800)	26.72
Outstanding at end of period	156,850	21.99
Exercisable at the end of the period	156,850
2010
Common Unit Options	Units	Weighted Average Exercise Price
Outstanding at the beginning of period	306,651	$21.50
Exercised	(100,200)	20.60
Forfeited or expired	(4,501)	23.73
Outstanding at end of period	201,950	21.93
Exercisable at the end of the period	201,950

Phantom Units
Restricted (Non-Vested) Common Unit Activity
The following table presents phantom unit activity for the years ended December 31, 2012, 2011 and 2010:

2012
Phantom Units	Units	Weighted Average Grant Date Fair Value
Outstanding at the beginning of the period	1,086,393	$24.51
Service condition grants	503,625	21.39
Vested service condition	(223,258)	24.71
Vested market condition	(10,200)	19.52
Forfeited service condition	(120,868)	24.85
Forfeited market condition	(4,350)	19.52
Total outstanding at end of period	1,231,342	23.22
2011
Phantom Units	Units	Weighted Average Grant Date Fair Value
Outstanding at the beginning of the period	742,517	$23.61
Service condition grants	596,320	24.55
Vested service condition	(142,520)	24.73
Vested market condition	(8,550)	19.52
Forfeited service condition	(88,474)	24.99
Forfeited market condition	(12,900)	19.52
Total outstanding at end of period	1,086,393	24.51

2010
Phantom Units	Units	Weighted Average Grant Date Fair Value
Outstanding at the beginning of the period	301,700	$8.63
Service condition grants	716,200	24.72
Market condition grants	148,500	11.89
Vested service condition	(166,173)	11.63
Vested market condition	(200,610)	5.85
Forfeited service condition	(18,787)	20.18
Forfeited market condition	(38,313)	11.43
Total outstanding at end of period	742,517	23.61

Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information
Quarterly Financial Data (Unaudited)

2012	Quarter Ended December 31	Quarter Ended September 30	Quarter Ended June 30	Quarter Ended March 31
Operating revenues	$587	$527	$511	$375
Operating (loss) income	8	5	22	(5)
Net (loss) income attributable to Regency Energy Partners LP	(7)	(1)	27	15
Earnings per common units:
Basic net (loss) income per common unit	(0.08)	(0.04)	0.14	0.15
Diluted net (loss) income per common unit	(0.08)	(0.04)	0.10	0.14

2011	Quarter Ended December 31	Quarter Ended September 30	Quarter Ended June 30	Quarter Ended March 31
Operating revenues	$370	$390	$357	$317
Operating income	13	14	5	8
Net income attributable to Regency Energy Partners LP	13	30	15	14
Earnings per common units:
Basic net income per common unit	0.06	0.18	0.08	0.08
Diluted net income per common unit	0.06	0.09	0.07	0.07

Organization and Basis of Presentation Organization and Basis of Presentation (Fair Value, by Balance Sheet Grouping) (Details) (USD $)	4 Months Ended								4 Months Ended
	Apr. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor	Dec. 31, 2010 Successor	May 25, 2010 Successor	May 25, 2010 ETE Acquisition Successor	Apr. 30, 2013 Class F Units [Member]	Apr. 30, 2013 SUGS Contribution [Member] ETE
Business Acquisition, Cost of Acquired Entity, Purchase Price	$ 1,500,000,000
Fair value of limited partners’ interest, based on the number of outstanding Partnership common units and the trading price on May 26, 2010								2,074,000,000
Fair value of consideration paid for general partner interest								305,000,000
Noncontrolling interest								31,000,000
Total partners’ capital and noncontrolling interest		5,340,000,000	3,531,000,000	5,340,000,000	3,531,000,000	3,294,000,000	2,410,000,000	2,410,000,000
Working capital								(3,000,000)
Gathering and transmission systems								471,000,000
Compression equipment								746,000,000
Gas plants and buildings								117,000,000
Other property, plant and equipment								100,000,000
Construction-in-progress								114,000,000
Other long-term assets								38,000,000
Investment in unconsolidated affiliate								(739,000,000)
Intangible assets								(666,000,000)
Goodwill								790,000,000
Total assets including working capital								3,778,000,000
Series A Preferred Units								(71,000,000)
Fair value of long-term debt								1,240,000,000
Other long-term liabilities								(57,000,000)
Total fair value of partners’ capital								2,410,000,000
Stock Issued During Period, Shares, Acquisitions	31,372,419
Issuance of common units and Class F units in connection with SUGS Acquisition									6,274,483
Business Acquisition, Cost of Acquired Entity, Cash Paid	600,000,000
Estimated Closing Adjustments	107,000,000
Annual Fees To Affiliates										$ 10,000,000

Organization and Basis of Presentation SUGS PPA (Details) (USD $) In Millions, unless otherwise specified	Apr. 30, 2013	Sep. 01, 2010
Business Combinations [Abstract]
Business Acquisition, Purchase Price Allocation, Current Assets	$ 113
Gas plants and buildings	1,608	81
Business Acquisition, Purchase Price Allocation, Goodwill Amount	337
Business Acquisition, Purchase Price Allocation, Other Noncurrent Assets	1
Business Acquisition, Purchase Price Allocation, Assets Acquired	2,059	209
Business Acquisition, Purchase Price Allocation, Current Liabilities	(93)
Business Acquisition, Purchase Price Allocation, Other Noncurrent Liabilities	(36)
Business Acquisition, Purchase Price Allocation, Assets Acquired (Liabilities Assumed), Net	$ 1,930	$ 193

Organization and Basis of Presentation Revenue Breakout (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012
Revenues	$ 587	$ 527	$ 511	$ 375	$ 370	$ 390	$ 357	$ 317	$ 2,000
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									34
Regency [Member]
Revenues									1,339
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									48
SUGS [Member]
Revenues									661
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									$ (14)

Summary of Significant Accounting Policies (Narrative) (Details) (USD $)	1 Months Ended	3 Months Ended	7 Months Ended	12 Months Ended			19 Months Ended	7 Months Ended	12 Months Ended			5 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2013	Dec. 31, 2010	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor	Dec. 31, 2009 Successor	May 25, 2010 Predecessor	Dec. 31, 2012 Minimum Gathering and Transmission Systems	Dec. 31, 2012 Minimum Compression Equipment	Dec. 31, 2012 Minimum Gas Plants and Buildings	Dec. 31, 2012 Minimum Other property, plant and equipment	Dec. 31, 2012 Minimum Successor	Dec. 31, 2013 Maximum	Dec. 31, 2012 Maximum Gathering and Transmission Systems	Dec. 31, 2012 Maximum Compression Equipment	Dec. 31, 2012 Maximum Gas Plants and Buildings	Dec. 31, 2012 Maximum Other property, plant and equipment	Dec. 31, 2012 Maximum Successor
Property, Plant and Equipment
Deferred Tax Liabilities, Net	$ 22,000,000				$ 22,000,000	$ 6,000,000	$ 6,000,000
Property, Plant and Equipment, Useful Life													10 years 0 months 0 days	2 years 0 months 0 days	5 years 0 months 0 days	3 years 0 months 0 days			50 years 0 months 0 days	30 years 0 months 0 days	35 years 0 months 0 days	15 years 0 months 0 days
Accounting Policies [Abstract]
Inventory	27,000,000				27,000,000	21,000,000	21,000,000
Accrued interest payable	30,000,000				30,000,000	27,000,000	27,000,000
Interest Costs Capitalized		7,000,000						1,000,000		1,000,000	1,000,000	1,000,000
Asset Retirement Obligation	5,000,000				5,000,000
Depreciation expense								60,000,000	219,000,000	138,000,000		37,000,000
Depreciation out of period adjustment			3,000,000			4,000,000	7,000,000
Intangible assets useful life, minimum																	20 years 0 months 0 days						30 years 0 months 0 days
Contributions by employer								2,000,000	4,000,000	3,000,000		0
Current federal tax expense (benefit)			1,000,000							0		0
Deferred federal income tax expense (benefit)								0		0		0
Profit Sharing Plan Employer Percentage Contribution				3.00%
Compensation																		125,000
Current Income Tax Expense (Benefit)	1,000,000					1,000,000
Deferred Income Tax Expense (Benefit)			$ 1,000,000		$ 1,000,000	$ 1,000,000

Partners' Capital and Distributions (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended											4 Months Ended	12 Months Ended		1 Months Ended		3 Months Ended	0 Months Ended		1 Months Ended	12 Months Ended			4 Months Ended			1 Months Ended	3 Months Ended	7 Months Ended	12 Months Ended		7 Months Ended				6 Months Ended	7 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012 days	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Apr. 30, 2013	Dec. 31, 2012 days	Dec. 31, 2011	Oct. 31, 2011 Common Unit Offering	Aug. 31, 2010 Common Unit Offering	Mar. 31, 2012 Common Unit Offering	May 02, 2011 Private Common Unit Offering	May 25, 2010 Private Common Unit Offering	May 31, 2010 Private Common Unit Offering	Dec. 31, 2011 Private Common Unit Offering	Dec. 31, 2012 Common Units	Dec. 31, 2012 Common Unitholders	Apr. 30, 2013 Class F Units [Member]	Dec. 31, 2012 Gathering And Processing	Dec. 31, 2012 General Partner Interest	May 31, 2009 Senior Notes Due 2016	Jun. 30, 2013 Senior Notes Due 2016	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor	Dec. 31, 2010 Successor Common Units	Dec. 31, 2012 Successor Common Units	Dec. 31, 2011 Successor Common Units	May 25, 2010 Successor Common Units	Jun. 30, 2013 Successor Common Unitholders	Dec. 31, 2010 Successor Common Unitholders	Dec. 31, 2012 Successor Common Unitholders	Dec. 31, 2011 Successor Common Unitholders
Capital Unit [Line Items]
Equity Distribution Agreement Maximum Aggregate Value Of Common Units Sold													$ 200
Common Units Issued Inconnection With Equity Distribution Agreement																																				128		15
Stock Issued During Period, Shares, New Issues																						12,650,000
Common Issuance Price Per Unit																	$ 24.47
Proceeds from Issuance or Sale of Equity																							297
Senior notes redemption percentage																											35.00%
Repayments of Long-term Debt																												163	358	88	0
Public common units offerings, units															11,500,000	17,537,500																17,537,500
Price per common unit issued in public offering															$ 20.92
Common unit offerings, net of costs															232	408					204								400	312	436							312	436
Private common unit offering, units																		8,500,001	26,266,791													26,266,791
Partnership units issued, value																				584
Noncontrolling interest, ownership percentage by parent																				49.90%
Partner contributions																				$ 12									$ (28)	$ 0	$ 0						$ (7)
Noncontrolling interest ownership percentage in joint ventures, by third party																									40.00%
Required distribution of all Partnership's available cash, number of days after each quarter			45										45
General partners interest in initial distribution														2.00%
Current general partners ownership interest			1.60%										1.60%
Partners' Capital Account, Units																										2,798,872						137,281,336	170,951,457	157,437,608	93,340,428
Distribution date	Aug 14, 2013	May 13, 2013	Feb 14, 2013	Nov 14, 2012	Aug 14, 2012	May 14, 2012	Feb 13, 2012	Nov 14, 2011	Aug 12, 2011	May 13, 2011	Feb 14, 2011
Distributions per unit	$ 0.465	$ 0.46	$ 0.46	$ 0.46	$ 0.46	$ 0.46	$ 0.46	$ 0.455	$ 0.45	$ 0.445	$ 0.445																		$ 0.89	$ 1.84	$ 1.81
Stock Issued During Period, Shares, Acquisitions												31,372,419
Issuance of common units and Class F units in connection with SUGS Acquisition																								6,274,483

Partners' Capital and Distributions (Quarterly Distributions Of Available Cash) (Details) (USD $)	3 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009
Partners’ Capital and Distributions [Abstract]
Distribution date	Aug 14, 2013	May 13, 2013	Feb 14, 2013	Nov 14, 2012	Aug 14, 2012	May 14, 2012	Feb 13, 2012	Nov 14, 2011	Aug 12, 2011	May 13, 2011	Feb 14, 2011
Cash distribution per unit	$ 0.465	$ 0.46	$ 0.46	$ 0.46	$ 0.46	$ 0.46	$ 0.46	$ 0.455	$ 0.45	$ 0.445	$ 0.445

Partners' Capital and Distributions Subsequent Distributions (Details) (USD $)	3 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009
Subsequent Distributions [Abstract]
Dividends Payable, Date of Record	Aug 5, 2013	May 6, 2013	Feb 7, 2013
Distribution date	Aug 14, 2013	May 13, 2013	Feb 14, 2013	Nov 14, 2012	Aug 14, 2012	May 14, 2012	Feb 13, 2012	Nov 14, 2011	Aug 12, 2011	May 13, 2011	Feb 14, 2011
Distributions per unit	$ 0.465	$ 0.46	$ 0.46	$ 0.46	$ 0.46	$ 0.46	$ 0.46	$ 0.455	$ 0.45	$ 0.445	$ 0.445

Income (Loss) Per Limited Partner Unit (Basic And Diluted Income (Loss) From Continuing Operations) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Net income allocated to limited partners	$ 27		$ 57
Diluted income from continuing operations amount	22		47
Basic income from continuing operations units	167,492,735		145,490,869
Diluted income from continuing operations units	172,385,614		150,290,838
Basic and diluted income from continuing operations per common unit	$ 0.16		$ 0.39
Diluted income from continuing operations per common unit	$ 0.13		$ 0.32
Common Unit Options
Income allocated to dilutive securities	0		0
Dilutive securities, effect on basic earnings per share, other	10,854		19,192
Phantom Units
Income allocated to dilutive securities	0	[1]	0	[1]
Dilutive securities, effect on basic earnings per share, other	223,325	[1]	148,388	[1]
Series A Preferred Units
Income allocated to dilutive securities	$ (5)		$ (10)
Dilutive securities, effect on basic earnings per share, other	4,658,700		4,632,389

[1]	Amount assumes maximum conversion rate for market condition awards.

Income (Loss) Per Limited Partner Unit (Schedule of Antidilutive Securities Excluded from Computations of Earnings Per Share) (Details)	12 Months Ended	7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended				7 Months Ended	12 Months Ended		5 Months Ended
	Dec. 31, 2011	Dec. 31, 2010 Successor Restricted Non-Vested Common Units	Dec. 31, 2012 Successor Restricted Non-Vested Common Units	Dec. 31, 2011 Successor Restricted Non-Vested Common Units	Dec. 31, 2010 Successor Common Unit Options	Dec. 31, 2012 Successor Common Unit Options	Dec. 31, 2011 Successor Common Unit Options	Dec. 31, 2010 Successor Phantom Units	Dec. 31, 2012 Successor Phantom Units		Dec. 31, 2011 Successor Phantom Units		Dec. 31, 2010 Successor Series A Preferred Units	Dec. 31, 2012 Successor Series A Preferred Units	Dec. 31, 2011 Successor Series A Preferred Units	May 25, 2010 Predecessor Restricted Non-Vested Common Units	May 25, 2010 Predecessor Common Unit Options	May 25, 2010 Predecessor Phantom Units		May 25, 2010 Predecessor Series A Preferred Units
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive Securities Excluded from Computation of Earnings Per Share		0	0	0	259,650	0	0	366,489 [1]	0	[1]	0	[1]	4,584,192	0	0	396,918	298,400	369,346	[1]	4,584,192
General partner percentage allocation of income until made whole for net losses allocatted to it in prior years	100.00%

[1]	Amount assumes maximum conversion rate for market condition awards.

Acquisitions And Dispositions (Narrative) (Details) (USD $)	1 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended			0 Months Ended			0 Months Ended		12 Months Ended			0 Months Ended	12 Months Ended	0 Months Ended		4 Months Ended	0 Months Ended		12 Months Ended
	Jul. 31, 2010	May 25, 2010	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2009	Apr. 30, 2013	May 02, 2011 Lone Star	Dec. 31, 2012 Lone Star	Dec. 31, 2012 ETP	Sep. 01, 2011 MEP	May 25, 2010 MEP	Dec. 31, 2012 MEP	Aug. 30, 2011 MEP	Dec. 31, 2012 Ranch JV	Apr. 30, 2010 HPC	Dec. 31, 2012 HPC	Apr. 30, 2010 EFS Haynesville	Sep. 01, 2011 Zephyr	Dec. 31, 2010 Zephyr	May 02, 2011 Private Common Unit Offering	May 25, 2010 Private Common Unit Offering	Dec. 31, 2011 Private Common Unit Offering	Dec. 31, 2012 May Twenty Six Service Agreement ETE
Business Acquisition [Line Items]
Payments to Acquire Interest in Subsidiaries and Affiliates							$ 593,000,000
Ownership in affiliate								30.00%	70.00%		49.90%	50.00%		33.33%		49.99%
Business acquisition, cost of acquired entity, purchase price						1,500,000,000		1,980,000,000
Business Acquisition, Cost of Acquired Entity, Cash Paid						600,000,000
Annual Fees To Affiliates																							10,000,000
Private common unit offering, units																				8,500,001	26,266,791
Common unit offerings, net of issuance costs																						204,000,000
Addtional ownership in affiliate acquired													0.10%		6.99%
Purchase of additional general partner interest in unconsolidated affiliates										1,000,000
Payments for (Proceeds from) Businesses and Interest in Affiliates															92,000,000
Partners' Capital Account, Contributions											(9,000,000)				17,000,000
Equity method investment sold, carrying amount											589,000,000						75,000,000
Private common unit offerings, net of costs											584,000,000
Working capital adjustment											5,000,000
Length Of Gas Pipeline System												500				450
Proceeds from sale of gathering and processing assets	70,000,000
Revenues from discontinued operations		24,000,000	10,000,000		46,000,000
Payments to acquire businesses, net of cash acquired																		193,000,000
Revenues attributable to noncontrolling interest																			14,000,000
Net income (loss)				$ 34,000,000															$ 6,000,000

Acquisitions And Dispositions (Schedule of Purchase Price Allocation) (Details) (USD $) In Millions, unless otherwise specified	Apr. 30, 2013	Sep. 01, 2010
Business Acquisition [Line Items]
Cash and cash equivalents		$ 2
Trade accounts receivable		7
Gas plants and buildings	1,608	81
Intangible assets		119
Total assets acquired	2,059	209
Trade accounts payable		(8)
Deferred revenues		(7)
Other current liabilities		(1)
Net assets acquired	$ 1,930	$ 193

Investment In Unconsolidated Affiliates (Narrative) (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended			0 Months Ended	1 Months Ended							0 Months Ended
	May 25, 2010 HPC	Dec. 31, 2012 HPC	Apr. 30, 2010 HPC	Sep. 01, 2011 MEP	May 31, 2010 MEP	Dec. 31, 2012 MEP	Aug. 30, 2011 MEP	May 25, 2010 MEP	Dec. 31, 2012 Lone Star	Dec. 31, 2012 Ranch JV	Apr. 30, 2013 Grey Ranch JV [Member]	May 25, 2010 Minimum HPC	May 25, 2010 Maximum HPC
Ownership in affiliate		49.99%				50.00%		49.90%	30.00%	33.33%	50.00%
Equity method investment, excess fair value over book value adjustment, long-lived assets	$ 155
Long-lived assets, useful life, minimum												15 years 0 months 0 days	30 years 0 months 0 days
Equity method investment, excess fair value over book value adjustment, not attributed to specific assets	32
Addtional ownership in affiliate acquired			6.99%				0.10%
Purchase of additional general partner interest in unconsolidated affiliates				$ 1
Partneship ownership interest percentage					49.90%

Investment In Unconsolidated Affiliates Carrying Value of Investment In Unconsolidated Affilaites (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Investments
Investment in Unconsolidated Affiliates, Carrying Value	$ 2,214	$ 1,925
HPC
Schedule of Investments
Investment in Unconsolidated Affiliates, Carrying Value	650	682
MEP
Schedule of Investments
Investment in Unconsolidated Affiliates, Carrying Value	581	614
Lone Star
Schedule of Investments
Investment in Unconsolidated Affiliates, Carrying Value	948	629
Ranch JV
Schedule of Investments
Investment in Unconsolidated Affiliates, Carrying Value	35	0
Grey Ranch JV [Member]
Schedule of Investments
Investment in Unconsolidated Affiliates, Carrying Value	$ 0	$ 0

Investment In Unconsolidated Affiliates (Changes In Partnership's Investment) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012 HPC	Apr. 30, 2010 HPC	Sep. 01, 2011 MEP	May 31, 2010 MEP	Dec. 31, 2012 MEP	Aug. 30, 2011 MEP	May 25, 2010 MEP	Dec. 31, 2012 Lone Star	Dec. 31, 2012 Ranch JV	Apr. 30, 2013 Grey Ranch JV [Member]	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor	Dec. 31, 2010 Successor HPC		Dec. 31, 2012 Successor HPC		Dec. 31, 2011 Successor HPC		Dec. 31, 2010 Successor MEP	Dec. 31, 2012 Successor MEP	Dec. 31, 2011 Successor MEP		Dec. 31, 2012 Successor Lone Star	Dec. 31, 2011 Successor Lone Star		Dec. 31, 2012 Successor Ranch JV	Dec. 31, 2011 Successor Ranch JV	Dec. 31, 2012 Successor Grey Ranch JV [Member]	May 25, 2010 Predecessor	May 25, 2010 Predecessor HPC
Contributions to unconsolidated affiliates												$ 0		$ 0		$ 0		$ 0		$ 86	$ 0	$ 0	[1]	$ 343	$ 645	[2]	$ 36	$ 0			$ 20
Purchase of additional general partner interest in unconsolidated affiliates			1															0				1	[1]		0	[2]		0			75
Distributions received from unconsolidated affiliates											57	121	119	53		61		65		43	75	83	[1]	68	22	[2]	0	0	0	12	12
Return of investment received														20				0		0		0	[1]		23	[2]		0
Share of unconsolidated affiliates’ net income											54	105	120	36		35		55		21	42	43	[1]	44	28	[2]	(1)	0	(9)	16	16
Amortization of excess fair value of investment (1)														$ (3)	[3]	$ (6)	[3]	$ (6)	[3]	$ 0	$ 0	$ 0	[1]	$ 0	$ 0	[2]	$ 0	$ 0	$ 0
Addtional ownership in affiliate acquired		6.99%				0.10%
Ownership in affiliate	49.99%				50.00%		49.90%	30.00%	33.33%	50.00%
Partneship ownership interest percentage				49.90%

[1]	In September 2011, the Partnership purchased an additional 0.1% interest in MEP from ETP for $1 million in cash, bringing the total membership interest to 50%.
[2]	For the period from initial contribution, May 2, 2011, to December 31, 2011.
[3]	As discussed in Note 1, the Partnership’s investment in HPC was adjusted to its fair value on May 26, 2010 and the excess fair value over net book value was comprised of two components: (1) $155 million was attributed to HPC’s long-lived assets and is being amortized as a reduction of income from unconsolidated affiliates over the useful lives of the respective assets, which vary from 15 to 30 years, and (2) $32 million could not be attributed to a specific asset and therefore will not be amortized in future periods.

Derivative Instruments (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Apr. 30, 2012	Dec. 31, 2011
Interest Rate Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months, Net	$ 3
Hedging gains or losses amortized in accumulated other comprehensive loss	0
Borrowings subject to interest rate hedges		250
Outstanding borrowings in interest rate risk	192		332
Maximum
Credit risk of derivatives	5
Reduction in credit risk of derivatives due to netting feature	$ 1
SUGS [Member]
Derivative, Nonmonetary Notional Amount	4,562,500

Derivative Instruments (Schedule Of Derivative Assets And Liabilities Statement) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivative asset, fair value, gross asset	$ 5	$ 4
Derivative liability, fair value, gross liability	31	50
Derivatives Designated as Cash Flow Hedges
Derivative asset, fair value, gross asset	0	4
Derivative liability, fair value, gross liability	5	10
Derivatives Not Designated as Cash Flow Hedges
Derivative asset, fair value, gross asset	5	0
Derivative liability, fair value, gross liability	26	40
Current | Derivatives Designated as Cash Flow Hedges | Commodity Derivatives
Derivative asset, fair value, gross asset	0	4
Derivative liability, fair value, gross liability	5	10
Current | Derivatives Not Designated as Cash Flow Hedges | Commodity Derivatives
Derivative asset, fair value, gross asset	4	0
Derivative liability, fair value, gross liability	1	0
Current | Derivatives Not Designated as Cash Flow Hedges | Interest Rate
Derivative asset, fair value, gross asset	0	0
Derivative liability, fair value, gross liability	0	1
Long Term | Derivatives Not Designated as Cash Flow Hedges | Commodity Derivatives
Derivative asset, fair value, gross asset	1	0
Derivative liability, fair value, gross liability	0	0
Long Term | Derivatives Not Designated as Cash Flow Hedges | Embedded Derivatives
Derivative asset, fair value, gross asset	0	0
Derivative liability, fair value, gross liability	$ 25	$ 39

Derivative Instruments (Detail Effect Of Derivative Assets And Liabilities In Statement Of Operations) (Details) (USD $) In Millions, unless otherwise specified	7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended		5 Months Ended
	Dec. 31, 2010 Successor Derivatives In Cash Flow Hedging Relationship	Dec. 31, 2012 Successor Derivatives In Cash Flow Hedging Relationship	Dec. 31, 2011 Successor Derivatives In Cash Flow Hedging Relationship	Dec. 31, 2010 Successor Derivatives In Cash Flow Hedging Relationship Commodity Derivatives Revenues	Dec. 31, 2012 Successor Derivatives In Cash Flow Hedging Relationship Commodity Derivatives Revenues	Dec. 31, 2011 Successor Derivatives In Cash Flow Hedging Relationship Commodity Derivatives Revenues	Dec. 31, 2010 Successor Derivatives In Cash Flow Hedging Relationship Interest Rate Interest expense	Dec. 31, 2012 Successor Derivatives In Cash Flow Hedging Relationship Interest Rate Interest expense	Dec. 31, 2011 Successor Derivatives In Cash Flow Hedging Relationship Interest Rate Interest expense	Dec. 31, 2010 Successor Derivatives Not Designated In A Hedging Relationships	Dec. 31, 2012 Successor Derivatives Not Designated In A Hedging Relationships	Dec. 31, 2011 Successor Derivatives Not Designated In A Hedging Relationships	Dec. 31, 2010 Successor Derivatives Not Designated In A Hedging Relationships Commodity Derivatives Revenues	Dec. 31, 2012 Successor Derivatives Not Designated In A Hedging Relationships Commodity Derivatives Revenues	Dec. 31, 2011 Successor Derivatives Not Designated In A Hedging Relationships Commodity Derivatives Revenues	Dec. 31, 2010 Successor Derivatives Not Designated In A Hedging Relationships Interest Rate Interest expense	Dec. 31, 2012 Successor Derivatives Not Designated In A Hedging Relationships Interest Rate Interest expense	Dec. 31, 2011 Successor Derivatives Not Designated In A Hedging Relationships Interest Rate Interest expense	Dec. 31, 2010 Successor Derivatives Not Designated In A Hedging Relationships Embedded Derivatives Other income and deductions	Dec. 31, 2012 Successor Derivatives Not Designated In A Hedging Relationships Embedded Derivatives Other income and deductions	Dec. 31, 2011 Successor Derivatives Not Designated In A Hedging Relationships Embedded Derivatives Other income and deductions	May 25, 2010 Predecessor Derivatives In Cash Flow Hedging Relationship	May 25, 2010 Predecessor Derivatives In Cash Flow Hedging Relationship Commodity Derivatives Revenues	May 25, 2010 Predecessor Derivatives In Cash Flow Hedging Relationship Interest Rate Interest expense	May 25, 2010 Predecessor Derivatives Not Designated In A Hedging Relationships	May 25, 2010 Predecessor Derivatives Not Designated In A Hedging Relationships Commodity Derivatives Revenues	May 25, 2010 Predecessor Derivatives Not Designated In A Hedging Relationships Interest Rate Interest expense	May 25, 2010 Predecessor Derivatives Not Designated In A Hedging Relationships Embedded Derivatives Other income and deductions
Change in value recognized in AOCI on derivatives (effective portion)	$ (11)	$ (4)	$ (13)																			$ 14
Amount of gain/(loss) reclassified from AOCI into income (effective portion)	0	6	(19)	0	6	(19)	0	0	0													(6)	(5)	(1)
Amount of gain/(loss) recognized in income on ineffective portion				0	0	0																	(1)
Amount of gain/(loss) from de-designation amortized from AOCI into income													0	-5	0											4115
Amount of gain/(loss) recognized in income on derivatives										$ (20)	$ 30	$ 18	$ (8)	$ 16	$ 0	$ (4)	$ 0	$ 0	$ (8)	$ 14	$ 18				$ (4)	$ 1	$ (1)	$ (4)

Long-Term Debt (Narrative) (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended	12 Months Ended			1 Months Ended		3 Months Ended	1 Months Ended	12 Months Ended		12 Months Ended			12 Months Ended								7 Months Ended	12 Months Ended
	May 30, 2013	Jun. 30, 2013	Dec. 31, 2012 days	Dec. 31, 2011	Dec. 31, 2010	May 31, 2010 Senior Notes Due 2016	May 31, 2009 Senior Notes Due 2016	Jun. 30, 2013 Senior Notes Due 2016	Oct. 31, 2010 Senior Notes Due 2018	Dec. 31, 2012 Senior Notes Due 2021	May 31, 2011 Senior Notes Due 2021	Dec. 31, 2012 Senior Notes Due 2023	Oct. 31, 2012 Senior Notes Due 2023	Apr. 30, 2013 4.5% Senior Notes Due Two Thousand Twenty Three [Member]	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2012 Federal Funds Effective Rate	Dec. 31, 2012 LIBOR	Dec. 31, 2012 Base Rate Loans Minimum	Dec. 31, 2012 Base Rate Loans Maximum	Dec. 31, 2012 Eurodollar Loans Minimum	Dec. 31, 2012 Eurodollar Loans Maximum	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor	Dec. 31, 2009 Successor	Dec. 31, 2012 Redemption Before July 15 2016 Senior Notes Due 2018	Dec. 31, 2012 Redemption Before July 15 2016 Senior Notes Due 2021	Dec. 31, 2012 Redemption Before October 15, 2017 Senior Notes Due 2023	Dec. 31, 2012 Revolving Credit Facility [Member]
Additional borrowing under line of credit facility during the year			$ 1,560	$ 940	$ 603
Repayments to line of credit facility			1,700	893	738
Amount borrowed under line of credit facility	1,200		1,150	900
Line of Credit Facility, Additional Borrowing Capacity	300
Basis spread on variable rate																	0.50%	1.00%	0.63%	1.50%	0.00%	2.50%
Long-term debt weighted-average interest rate on revolving credit facility			2.93%	3.18%
Commitment fee percentage on unused capacity of line of credit facility															0.30%	0.45%
Participation fee															1.63%	2.50%
Fronting fee percentage			0.20%
Maximum percentage of consolidated EBITDA			5
Consolidated Interest Expense Ratio			2.5
Secured Debt to Consolidated EBITDA Ratio			3.25
Senior note, carrying amount			1,960	1,350			250		600		500		700	600
Interest percent on senior notes							9.38%		6.88%	6.50%		5.50%
Proceeds from Issuance of Private Placement						236
Repayments of Long-term Debt								163															358	88	0
Repayments of Senior Debt								178
Long-term Debt, Maturities, Repayments of Principal in Year Four			162
Redemption Premium			8
Accrued interest paid			4
Writeoff of unamortized loan fee			1
Writeoff of unamortized bond premium			(2)
Purchase of senior notes			101.00%						106.88%	106.50%		105.50%															100.00%	100.00%	100.00%
Premium Percentage Applied To Principal Due To Debt Redemption																											1.00%	1.00%	1.00%
Capitalized debt issuance costs									12		10		13
Senior notes redemption percentage							35.00%		35.00%	35.00%		35.00%
Spread on varaiable rate utilized in determining premium due to debt redemption (basis points)																											50	50	50
Indenture Terms, Days of Rating Decline			90
Write-off of debt issuance costs and bond premium																							(1)	(1)	0					1
Interest Costs Capitalized		7																					1		1	1
Debt Instrument, Increase, Accrued Interest								$ 7

Long-Term Debt (Partnership's Long-Term Debt) (Details) (USD $) In Millions, unless otherwise specified	May 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Long-Term Debt Disclosure [Abstract]
Senior notes		$ 1,965	$ 1,355
Revolving loans		192	332
Total		2,157	1,687
Less: current portion		0	0
Long-term debt, net		2,157	1,687
Total credit facility limit	1,200	1,150	900
Revolving loans		(192)	(332)
Letters of credit		(12)	(19)
Total available		$ 946	$ 549

Long-Term Debt (Long-Term Debt Maturities) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Long-Term Debt Disclosure [Abstract]
2013		$ 0
2014		192
2015		0
2016		162
2017		0
Thereafter		1,800
Total	2,154 [1]
Unamortized premium		$ 3

[1]	Excludes unamortized premiums of $3 million as of December 31, 2012.

Long-Term Debt Long-Term Debt (Redemption Percentages) (Details)	12 Months Ended			12 Months Ended				12 Months Ended
	Nov. 30, 2016 Senior Notes Due 2018	Nov. 30, 2015 Senior Notes Due 2018	Dec. 01, 2016 Senior Notes Due 2018	Jul. 14, 2019 Senior Notes Due 2021	Jul. 14, 2018 Senior Notes Due 2021	Jul. 14, 2017 Senior Notes Due 2021	Jul. 16, 2019 Senior Notes Due 2021	Oct. 14, 2020 Senior Notes Due 2023	Oct. 14, 2019 Senior Notes Due 2023	Oct. 14, 2018 Senior Notes Due 2023	Oct. 16, 2019 Senior Notes Due 2023
Extinguishment of Debt
Senior Note Redemption Price	101.72%	103.44%		101.08%	102.17%	103.25%		100.92%	101.83%	102.75%
Senior Note Redemption Price			100.00%				100.00%				100.00%

Intangible Assets (Schedule of Finite-Lived Intangible Assets by Major Class) (Details) (USD $) In Millions, unless otherwise specified	7 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2012
Finite-Lived Intangible Assets
Net finite-lived intangible assets, beginning of period	$ 770		$ 712
Amortization	(29)	(29)
Net finite-lived intangible assets, end of period		741	712
Finite-Lived Intangible Assets, Future Amortization
Future annual amortization of finite intangible assets		29
Customer Relations
Finite-Lived Intangible Assets
Net finite-lived intangible assets, beginning of period	707		655
Amortization	(26)	(26)
Net finite-lived intangible assets, end of period		681	655
Finite-Lived Intangible Assets, Future Amortization
Average remaining amortization periods, years		25 years 0 months 0 days
Trade Names
Finite-Lived Intangible Assets
Net finite-lived intangible assets, beginning of period	63		57
Amortization	(3)	(3)
Net finite-lived intangible assets, end of period		$ 60	$ 57
Finite-Lived Intangible Assets, Future Amortization
Average remaining amortization periods, years		17 years 0 months 0 days

Partnership's Derivative Assets And Liabilities Measured At Fair Value On A Recurring Basis (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value Measurement, Assets	$ 5	$ 4
Transfers Between Level 2 Level 3 Derivatives Amount	0
Fair Value, Measurements, Recurring
Fair Value Measurement, Assets	5	4
Fair Value Measurement, Liabilities	31	50
Embedded Derivatives in Series A Preferred Units	25	39
Fair Value, Measurements, Recurring | Significant Observable Inputs (Level 2)
Fair Value Measurement, Assets	5	4
Fair Value Measurement, Liabilities	6	11
Embedded Derivatives in Series A Preferred Units	0	0
Fair Value, Measurements, Recurring | Unobservable Inputs (Level 3)
Fair Value Measurement, Assets	0	0
Fair Value Measurement, Liabilities	25	39
Embedded Derivatives in Series A Preferred Units	25	39
Fair Value, Measurements, Recurring | Natural Gas
Fair Value Measurement, Assets	2	4
Fair Value Measurement, Liabilities	5	0
Fair Value, Measurements, Recurring | Natural Gas | Significant Observable Inputs (Level 2)
Fair Value Measurement, Assets	2	4
Fair Value Measurement, Liabilities	5	0
Fair Value, Measurements, Recurring | Natural Gas | Unobservable Inputs (Level 3)
Fair Value Measurement, Assets	0	0
Fair Value Measurement, Liabilities	0	0
Fair Value, Measurements, Recurring | NGLs
Fair Value Measurement, Assets	1	0
Fair Value Measurement, Liabilities	1	9
Fair Value, Measurements, Recurring | NGLs | Significant Observable Inputs (Level 2)
Fair Value Measurement, Assets	1	0
Fair Value Measurement, Liabilities	1	9
Fair Value, Measurements, Recurring | NGLs | Unobservable Inputs (Level 3)
Fair Value Measurement, Assets	0	0
Fair Value Measurement, Liabilities	0	0
Fair Value, Measurements, Recurring | Condensate
Fair Value Measurement, Assets	2	0
Fair Value Measurement, Liabilities	0	2
Fair Value, Measurements, Recurring | Condensate | Significant Observable Inputs (Level 2)
Fair Value Measurement, Assets	2	0
Fair Value Measurement, Liabilities	0	2
Fair Value, Measurements, Recurring | Condensate | Unobservable Inputs (Level 3)
Fair Value Measurement, Assets	0	0
Fair Value Measurement, Liabilities	$ 0	$ 0

Fair Value Measures Significant Quantitative Unobservable Inputs for Embedded Derivative Fair Value (Details)	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value, Embedded Derivatives Significant Unobservable Input, Credit Spread	6.49%
Fair Value, Embedded Derivatives Significant Unobservable Input, Volatility	21.38%

Changes In Level 3 Derivatives Measured On A Recurring Basis (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value Measures [Abstract]
Beginning Balance	$ 39	$ 57
Change in fair value	(14)	(18)
Ending Balance	$ 25	$ 39

Fair Value Measures Schedule Of Estimated Fair Value Of Senior Notes (Details) (USD $) In Billions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Senior notes, fair value	$ 2.13	$ 1.44
Senior note, carrying amount	$ 1.96	$ 1.35

Leases (Narrative) (Details) (USD $) In Millions, unless otherwise specified	5 Months Ended	7 Months Ended	12 Months Ended
	May 25, 2010	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011
Operating Leased Assets
Future annual rent expense			$ 50
Operating Leases, Rent Expense	$ 2	$ 3	$ 11	$ 3

Leases (Schedule Of Future Minimum Lease Payments That Had Initial Or Remaining Noncancelable Lease Terms) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Operating Leased Assets
2013	$ 6
2014	3
2015	3
2016	2
2017	2
Thereafter	34
Total minimum lease payments	$ 50

Commitments And Contingencies Environmental Exit Costs (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Environmental Remediation Expense	$ 1
Current	5	0
Noncurrent	7	0
Total environmental liabilities	12	0
Jal No. 4 Facility [Member]
Alleged Violations, Air Regulation, Cost	1
Jal No 3 Facility [Member]
Alleged Violations, Air Regulation, Cost	$ 7

Series A Preferred Units (Details) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended				12 Months Ended			12 Months Ended				12 Months Ended
	Sep. 30, 2009	Dec. 31, 2011 quarters	Dec. 31, 2012	Dec. 31, 2010	Sep. 02, 2009	Dec. 31, 2011 Series A Preferred Unit	Dec. 31, 2012 Series A Preferred Unit	Sep. 02, 2009 Series A Preferred Unit	Dec. 31, 2011 Common Unit Distribution	Dec. 31, 2011 PIK Distribution	Dec. 31, 2011 Maximum	Dec. 31, 2012 Minimum Series A Preferred Unit	Dec. 31, 2011 Commencing On September 2, 2014 Series A Preferred Unit days	Dec. 31, 2012 Commencing On September 2, 2014 Series A Preferred Unit	Dec. 31, 2012 Commencing On September 2, 2014 Minimum Series A Preferred Unit	Jul. 31, 2013 Perferred Units Owned, Conversion Requested [Member]	Jul. 31, 2013 Common Units to be Issued in Preferred Unit Conversion [Member]
Other Ownership Interests
Series A Preferred Units, shares issued		4,371,586	4,371,586	4,371,586	4,371,586											2,400,000	2,600,000
Series A price per unit								$ 18.3
Preferred units issue discount percentage					4.00%
Preferred units issued at a discount					$ 3
Proceeds from issuance of preferred units, net	77
General Partners' Contributed Capital					2
Series A Preferred Units mandatory redemption date		Sep 2, 2029
Deducting amounts from partners' capital over the remaining years			80
Distributions paid per unit		$ 0.445				$ 0.35375			$ 0.09125	$ 0.09125
Maximum Distribution amount for Preferred Units											$ 2
Maximum distribution made to member or Limited Partner, period of consecutive fiscal quarters		20
Increase in distribution made to member or Limited Partner distributions, declared per unit, due to covenant default						$ 0.1825
Accumulated and unpaid distributions, quarterly accrual interest rate percentage						2.43%
Covenant default, accumulated and unpaid distributions, quarterly accrual interest rate percentage						3.43%
Minimum unit conversion request by holders												375,000
Preferred Stock, Redemption Price Per Share							$ 18.3
Percenatge component of denominator, used in conversion ratio when conversion price is less than volume-weighted average trading price														91.00%
Conversion price, per share minimum															$ 10
Conversion requirements, daily volume-weighted average trading price over conversion price, percentage														150.00%
Conversion price requirements met, number of trading days													20
Range of trailing trading days, assess conversion price requirements													30
Due to change of control, required purchase offer as percentage of liquidation value							101.00%
Cash event, required purchase offer as percentage of liquidation value							120.00%
Series A preferred units convertible to common units		4,658,700

Series A Preferred Units (Beginning And Ending Balances Of The Series A Preferred Units) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 02, 2009
Temporary Equity Disclosure [Abstract]
Beginning balance Series A Preferred Units, shares	4,371,586	4,371,586	4,371,586
Accretion to redemption, shares	0	0
Ending balance Series A Preferred Units, shares	4,371,586	4,371,586	4,371,586
Beginning balance Series A Preferred Units	$ 71	$ 71
Accretion to redemption, value	2	0
Ending balance Series A Preferred Units	73	71
Deducting amounts from partners' capital over the remaining years	$ 80
Series A Preferred Units mandatory redemption date		Sep 2, 2029

Related Party Transactions (Narrative) (Details) (USD $) In Millions, unless otherwise specified	7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended				0 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended			12 Months Ended	7 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Jan. 18, 2012	Dec. 31, 2010 ETE	Dec. 31, 2012 ETE	Dec. 31, 2011 ETE	Dec. 31, 2012 ETP	Dec. 31, 2011 ETP	Sep. 01, 2011 MEP	Aug. 30, 2011 MEP	May 25, 2010 HPC	Dec. 31, 2010 HPC	Dec. 31, 2012 HPC	Dec. 31, 2011 HPC	Apr. 30, 2010 HPC	Dec. 31, 2012 May Twenty Six Service Agreement ETE	Dec. 31, 2012 Management Fee [Member]	Dec. 31, 2012 Royalty Fee [Member]
Annual Fees To Affiliates																$ 10
Reimbursement of all direct and indirect expenses				6	17	17
Cash distributions received				28	62	57
Proceeds Received That Represents The Portion Of The Common Unit Distribution For The Period Of Time That The Units Were Not Outstanding	7
Partner contributions				21
General partners interest in initial distribution		2.00%
Addtional ownership in affiliate acquired										0.10%					6.99%
Purchase of additional general partner interest in unconsolidated affiliates									1
Sale of compression equipment							1	8
Purchase of comrpession equipment							29	33
Related Party Transaction, Expenses from Transactions with Related Party																	21	1
General and administrative, including related party											$ 7	$ 10	$ 20	$ 17
Investment by third party percentage ownership			5.00%

Related Party Transactions (Related Party Transactions) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Related party receivables	$ 8	$ 45
Related party payables	95	13
ETE And Its Subsidiaries
Related party receivables	5	1
Related party payables	94	11
HPC
Related party receivables	1	1
Related party payables	1	0
EPD And Its Subsidiaries
Related party receivables		42
Ranch JV
Related party receivables	2	0
Other
Related party receivables	0	1
Related party payables	$ 0	$ 2

Concentration Risk (Schedule Of Revenues And Cost Of Sales By Major Customer And Supplier) (Details) (Gathering And Processing, USD $) In Millions, unless otherwise specified	7 Months Ended	12 Months Ended				7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended		5 Months Ended
	Dec. 31, 2010 Successor Customer A	Dec. 31, 2012 Successor Customer A	Dec. 31, 2011 Successor Customer A	Dec. 31, 2012 Successor Customer B	Dec. 31, 2011 Successor Customer B	Dec. 31, 2010 Successor Customer C [Member]	Dec. 31, 2012 Successor Customer C [Member]	Dec. 31, 2011 Successor Customer C [Member]	Dec. 31, 2010 Successor Supplier A	Dec. 31, 2012 Successor Supplier A	Dec. 31, 2011 Successor Supplier A	May 25, 2010 Predecessor Customer A	May 25, 2010 Predecessor Customer B	May 25, 2010 Predecessor Customer C [Member]	May 25, 2010 Predecessor Supplier A
Concentration Risk
Major customer, revenue amount	$ 132	$ 367	$ 366	$ 0	$ 0	$ 0	$ 451	$ 0				$ 88	$ 52	$ 0
Major supplier, cost of sales amount									$ 0	$ 171	$ 133				$ 0

Segment Information (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	May 25, 2010
Other income and deductions, net	16
Lone Star
Ownership in affiliate	30.00%
HPC
Ownership in affiliate	49.99%
Length Of Gas Pipeline System	450
MEP
Ownership in affiliate	50.00%	49.90%
Length Of Gas Pipeline System	500

Segment Information (Amounts Related To Statements of Operations For Each Segment) (Details) (USD $) In Millions, unless otherwise specified	7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended		5 Months Ended
	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor	Dec. 31, 2010 Successor Gathering And Processing	Dec. 31, 2012 Successor Gathering And Processing	Dec. 31, 2011 Successor Gathering And Processing	Dec. 31, 2010 Successor Natural Gas Transportation	Dec. 31, 2012 Successor Natural Gas Transportation	Dec. 31, 2011 Successor Natural Gas Transportation	Dec. 31, 2010 Successor NGL Services	Dec. 31, 2012 Successor NGL Services	Dec. 31, 2011 Successor NGL Services	Dec. 31, 2010 Successor Contract Services	Dec. 31, 2012 Successor Contract Services	Dec. 31, 2011 Successor Contract Services	Dec. 31, 2010 Successor Corporate	Dec. 31, 2012 Successor Corporate	Dec. 31, 2011 Successor Corporate	Dec. 31, 2010 Successor Eliminations	Dec. 31, 2012 Successor Eliminations	Dec. 31, 2011 Successor Eliminations	May 25, 2010 Predecessor	May 25, 2010 Predecessor Gathering And Processing	May 25, 2010 Predecessor Natural Gas Transportation	May 25, 2010 Predecessor NGL Services	May 25, 2010 Predecessor Contract Services	May 25, 2010 Predecessor Corporate	May 25, 2010 Predecessor Eliminations
External Revenue	$ 716	$ 2,000	$ 1,434	$ 607	$ 1,797	$ 1,226	$ 0	$ 1	$ 1	$ 0	$ 0	$ 0	$ 99	$ 183	$ 190	$ 10	$ 19	$ 17	$ 0	$ 0	$ 0	$ 505	$ 439	$ 0	$ 0	$ 59	$ 7	$ 0
Intersegment Revenue	0	0	0	0	0	0	0	0	0	0	0	0	14	21	17	0	0	0	(14)	(21)	(17)	0	0	0	0	9	0	(9)
Cost of Sales	504	1,387	1,013	497	1,373	993	(3)	(1)	(2)	0	0	0	10	15	22	0	0	0	0	0	0	358	353	(1)	0	6	0	0
Total segment margin	212	613	421	110	423	233	3	2	3	0	0	0	103	189	185	10	20	17	(14)	(21)	(17)	147	86	1	0	62	7	(9)
Operation and maintenance	78	228	147	54	183	98	0	0	0	1	0	0	37	66	66	0	0	0	(14)	(21)	(17)	48	33	0	0	24	0	(9)
Depreciation and Amortization	76	252	169	46	159	87	0	0	0	0	0	0	29	86	78	1	7	4	0	0	0	42	25	0	0	16	1	0
Share of unconsolidated affiliates’ net income	54	105	120	0	(10)	0	54	71	92	0	44	28	0	0	0	0	0	0	0	0	0	16	0	16	0	0	0	0
Segment Reporting Information, Expenditures for Additions to Long-Lived Assets	$ 159	$ 560	$ 406	$ 93	$ 395	$ 282	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 62	$ 164	$ 120	$ 4	$ 1	$ 4	$ 0	$ 0	$ 0	$ 64	$ 44	$ 0	$ 0	$ 18	$ 2	$ 0

Segment Information Segment Information (Amounts Related To Balance Sheets For Each Segment) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting, Asset Reconciling Item
Assets	$ 8,123	$ 5,568
Investment in unconsolidated affiliates	2,214	1,925
Goodwill	1,128	790
Gathering And Processing
Segment Reporting, Asset Reconciling Item
Assets	4,210	1,960
Investment in unconsolidated affiliates	35	0
Goodwill	651	313
Natural Gas Transportation
Segment Reporting, Asset Reconciling Item
Assets	1,232	1,297
Investment in unconsolidated affiliates	1,231	1,296
Goodwill	0	0
NGL Services
Segment Reporting, Asset Reconciling Item
Assets	948	629
Investment in unconsolidated affiliates	948	629
Goodwill	0	0
Contract Services
Segment Reporting, Asset Reconciling Item
Assets	1,672	1,621
Investment in unconsolidated affiliates	0	0
Goodwill	477	477
Corporate
Segment Reporting, Asset Reconciling Item
Assets	61	61
Investment in unconsolidated affiliates	0	0
Goodwill	0	0
Eliminations
Segment Reporting, Asset Reconciling Item
Assets	0	0
Investment in unconsolidated affiliates	0	0
Goodwill	$ 0	$ 0

Segment Information (Reconciliation Of Total Segment Margin To Net Income (Loss) From Continuing Operations Before Income Taxes) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2012	May 25, 2010 Predecessor	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor
Total segment margin		$ 147	$ 212	$ 613	$ 421
Operation and maintenance		(48)	(78)	(228)	(147)
General and administrative		(37)	(44)	(100)	(67)
(Loss) gain on asset sales, net		0	0	(3)	2
Depreciation and amortization		(42)	(76)	(252)	(169)
Income from unconsolidated affiliates		(16)	(54)	(105)	(120)
Interest expense, net		(35)	(48)	(122)	(103)
Loss on debt refinancing, net		(2)	(16)	(8)	0
Other income and deductions, net	16	4	8	(29)	(17)
Income (loss) from continuing operations before income taxes		$ 5	$ 4	$ (34)	$ (74)

Equity-Based Compensation (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	5 Months Ended	12 Months Ended				0 Months Ended	1 Months Ended	2 Months Ended	12 Months Ended		0 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended		1 Months Ended
	Dec. 31, 2012	May 25, 2010	Dec. 31, 2012	Dec. 31, 2012 Phantom Units	Dec. 31, 2011 Phantom Units	Dec. 31, 2010 Phantom Units	May 07, 2010 Phantom Units Senior Management and Certain Key Employees	Dec. 31, 2012 Phantom Units Senior Management and Certain Key Employees	Dec. 31, 2010 Phantom Units Senior Management and Certain Key Employees	Dec. 31, 2012 Phantom Units Senior Management and Certain Key Employees	Dec. 31, 2011 Phantom Units Senior Management and Certain Key Employees	Nov. 21, 2010 Phantom Units Former President And Chief Executive Officer	May 25, 2010 Predecessor	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor	Dec. 31, 2012 3 years	Dec. 31, 2012 5 years
Share-based Compensation Arrangement by Share-based Payment Award
Partnership's LTIP units	3,000,000		3,000,000
Share-based Compensation													$ 12	$ 2	$ 5	$ 3
Due to change in control, one-time charge due to vesting of outstanding restricted and phantom units under LTIP		10
Common unit options have an intrinsic value	0		0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term			3 years 4 months 15 days
Due to change in control, phantom units service condiiton grants, vesting percentage			100.00%
Due to change in control, phantom units market condiiton grants, vesting percentage			150.00%
Service condition grants, Units				503,625	596,320	716,200	247,500	495,375	574,700	8,250	596,320	33,000
Phantom Units Service Condition Grants Vesting by Percentage Rate																	60.00%	40.00%
Partnership expects to recognize compensation expense				$ 25
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term	5 years 0 months 0 days		5 years 0 months 0 days	5 years 0 months 0 days

Equity-Based Compensation (Common Unit Options Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity-Based Compensation [Abstract]
Outstanding at the beginning of period, Units	156,850	201,950	306,651
Exercised, Units		(38,300)	(100,200)
Forfeited or expired, Units	(300)	(6,800)	(4,501)
Outstanding at end of period, Units	156,550	156,850	201,950
Exercisable at the end of the period, Units	156,550	156,850	201,950
Outstanding at the beginning of period, Weighted Average Exercise Price	$ 21.99	$ 21.93	$ 21.5
Exercised, Weighted Average Exercise Price		$ 20.84	$ 20.6
Forfeited or expired, Weighted Average Exercise Price	$ 23.73	$ 26.72	$ 23.73
Outstanding at end of period, Weighted Average Exercise Price	$ 21.96	$ 21.99	$ 21.93
Outstanding at end of period, Weighted Average Contractual Term (Years)	3 years 4 months 15 days

Equity-Based Compensation Equity-Based Compensation (Restricted (Non-Vested) Common Unit Activity) (Details) (Restricted Non-Vested Common Units, USD $)	12 Months Ended
Dec. 31, 2010
Restricted Non-Vested Common Units
Share-based Compensation Arrangement by Share-based Payment Award
Outstanding at the beginning of the period, Units	464,009
Granted	0
Vested	(444,759)
Forfeited or expired	(19,250)
Outstanding at the end of period, Units	0
Outstanding at the beginning of the period, Weighted Average Grant Date Fair Value	$ 28.36
Granted, Weighted Average Grant Date Fair Value	$ 0
Vested, Weighted Average Grant Date Fair Value	$ 28.19
Forfeited or expired, Weighted Average Grant Date Fair Value	$ 32.35
Outstanding at the end of the period, Weighted Average Grant Date Fair Value	$ 0

Equity-Based Compensation (Phantom Units) (Details) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2012 Phantom Units	Dec. 31, 2011 Phantom Units	Dec. 31, 2010 Phantom Units
Outstanding at the beginning of the period, Units			1,086,393	742,517	301,700
Service condition grants, Units			503,625	596,320	716,200
Market condition grants, Units					148,500
Vested service condition, Units			(223,258)	(142,520)	(166,173)
Vested market condition, Units			(10,200)	(8,550)	(200,610)
Forfeited or expired, Units			(120,868)	(88,474)	(18,787)
Forfeited market condition, Units			(4,350)	(12,900)	(38,313)
Outstanding at the end of period, Units			1,231,342	1,086,393	742,517
Outstanding at the beginning of the period, Weighted Average Grant Date Fair Value			$ 24.51	$ 23.61	$ 8.63
Service condition grants, Weighted Average Grant Date Fair Value			$ 21.39	$ 24.55	$ 24.72
Market condition grants, Weighted Average Grant Date Fair Value					$ 11.89
Vested service condition, Weighted Average Grant Date Fair Value			$ 24.71	$ 24.73	$ 11.63
Vested market condition, Weighted Average Grant Date Fair Value			$ 19.52	$ 19.52	$ 5.85
Forfeited service condition, Weighted Average Grant Date Fair Value			$ 24.85	$ 24.99	$ 20.18
Forfeited market condition, Weighted Average Grant Date Fair Value			$ 19.52	$ 19.52	$ 11.43
Outstanding at the end of the period, Weighted Average Grant Date Fair Value			$ 23.22	$ 24.51	$ 23.61
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized			$ 25
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term	5 years 0 months 0 days	5 years 0 months 0 days	5 years 0 months 0 days

Quarterly Financial Data (Unaudited) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor
Segment Reporting Information [Line Items]
Operating revenues	$ 587	$ 527	$ 511	$ 375	$ 370	$ 390	$ 357	$ 317	$ 2,000	$ 716	$ 2,000	$ 1,434
Operating (loss) income	8	5	22	(5)	13	14	5	8		14	30	40
Net (loss) income attributable to Regency Energy Partners LP	$ (7)	$ (1)	$ 27	$ 15	$ 13	$ 30	$ 15	$ 14		$ (6)	$ 32	$ 72
Basic net (loss) income per common unit	(0.08)	(0.04)	0.14	0.15	0.06	0.18	0.08	0.08		(0.09)	0.16	0.39
Diluted net (loss) income per common unit	(0.08)	(0.04)	0.1	0.14	0.06	0.09	0.07	0.07		(0.09)	0.13	0.32